DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Apr. 30, 2012
Entity Registrant Name	Advaxis, Inc.
Entity Central Index Key	0001100397
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Apr 30, 2012

BALANCE SHEETS (USD $)	Apr. 30, 2012	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2007
ASSETS
Cash	$ 5,628	$ 0	$ 108,381
Other Current Asset Receivable	0	477,788	0
Grant Receivable		0	244,479
Prepaid expenses	696	37,474	38,511
Other Current Assets	58,182	2,221	0
Total Current Assets	64,506	1,614,021	391,371
Deferred expenses	773,871	1,380,103	233,322
Property, Plant & Equipment (net of accumulated depreciation)	87,252	0	28,406
Intangible Assets (net of accumulated amortization)	2,376,116	2,256,852	2,125,991
Deferred Financing Cost	59,674	65,848	0
Other Assets	423,446	323,738	96,096
TOTAL ASSETS	3,784,865	5,640,562	2,875,186
LIABILITIES AND SHAREHOLDERS' DEFICIENCY
Total accounts payable & accured expenses		2,420,260	2,586,008
Accounts payable	7,472,494	5,396,594
Accrued expenses		2,976,334	647,125
Deferred Investment Funds	240,000
Short-term Convertible Notes and fair value of embedded derivative	4,256,711	5,091,298	751,456
Notes payable - current portion, including interest payable	388,368	408,069	687,034
Total Current Liabilities	12,357,573	10,895,961	4,671,623
Deferred Rent	33,622	62,441	0
Long-term Convertible Notes	99,602	570,802	0
Common Stock Warrant	3,090,088	6,391,071	13,006,194
Total Liabilities	15,580,885	17,920,275	17,677,817
Shareholders' Deficiency:
Preferred stock, $0.001 par value; 5,000,000 shares authorized; Series B Preferred Stock; issued and outstanding 740 at April 30, 2012 and at October 31, 2011.
Common Stock - $0.001 par value; authorized 500,000,000 shares, issued and outstanding 287,038,332 at April 30, 2012 and 250,173,570 at October 31, 2011.	287,037	250,173	198,101	9,380,902
Additional Paid-In Capital	39,602,775	33,000,064	23,074,978
Promissory Note Receivable	(9,998,210)	(9,998,210)	(10,659,710)
Deficit accumulated during the development stage	(41,687,622)	(35,531,740)	(27,416,000)
Total Shareholders' Deficiency	(11,796,020)	(12,279,713)	(14,802,631)	4,267,979
TOTAL LIABILITIES & SHAREHOLDERS' DEFICIENCY	$ 3,784,865	$ 5,640,562	$ 2,875,186

BALANCE SHEETS [Parenthetical] (USD $)	Apr. 30, 2012	Oct. 31, 2011	Oct. 31, 2010
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	287,038,332	250,173,570	198,100,817
Common stock, shares outstanding	287,038,332	250,173,570	198,100,817
Series B Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 10,000
Preferred stock, shares issued	740	740	789
Preferred stock, shares outstanding	740	740	789

STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		116 Months Ended	122 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012	Apr. 30, 2011	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Apr. 30, 2012
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 508,481	$ 1,863,343	$ 1,863,343
Research & Development Expenses	2,215,834	2,446,710	4,428,743	4,434,401	8,078,901	4,904,298	23,156,740	27,585,483
General & Administrative Expenses	1,013,993	961,645	2,045,385	1,943,601	4,939,935	3,530,198	21,179,833	23,225,218
Total Operating expenses	3,229,827	3,408,355	6,474,128	6,378,002	13,018,836	8,434,496	44,336,573	50,810,701
Loss from Operations	(3,229,827)	(3,408,355)	(6,474,128)	(6,378,002)	(13,018,836)	(7,926,015)	(42,473,230)	(48,947,358)
Other Income (expense):
Interest expense	(1,579,626)	(418,697)	(3,196,508)	(951,045)	(4,698,983)	(3,814,863)	(10,449,337)	(13,645,845)
Other Income	(6,404)	20,277	340	57,606	(45,700)	80,161	280,918	248,047
Gain (Loss) on note retirement	(335,476)	5,904	(421,893)	5,904	461,594	123,963	1,194,845	772,952
Write-off of intangible assets					(33,211)	0	(33,211)
Net changes in fair value of common stock warrant liability and embedded derivative liability	2,749,770	(5,834,546)	3,589,520	(1,992,685)	9,763,113	445,576	14,411,686	18,001,206
Net Loss before benefit for income taxes	(2,401,563)	(9,635,417)	(6,502,669)	(9,258,222)	(8,495,212)	(11,091,178)	(37,068,329)	(43,570,998)
Income tax benefit	0	0	346,787	379,472	379,472	278,978	1,580,473	1,927,260
Net Loss	(2,401,563)	(9,635,417)	(6,155,882)	(8,878,750)	(8,115,740)	(10,812,200)	(35,487,856)	(41,643,738)
Dividends attributable to preferred shares	185,000	179,666	370,000	1,168,686	1,538,686	0	1,582,570	1,952,570
Net Loss applicable to Common Stock	$ (2,586,563)	$ (9,815,083)	$ (6,525,882)	$ (10,047,436)	$ (9,654,426)	$ (10,812,200)	$ (37,070,426)	$ (43,596,308)
Net Loss per share, basic (in dollars per share)					$ (0.04)	$ (0.07)
Net Loss per share, diluted (in dollars per share)					$ (0.04)	$ (0.07)
Net Loss per share, basic and diluted (in dollars per share)	$ (0.01)	$ (0.05)	$ (0.02)	$ (0.05)
Weighted average number of shares outstanding, basic (in shares)		213,370,738	273,945,902	210,079,887	222,918,519	150,928,808
Weighted average number of shares outstanding, diluted					222,918,519	150,928,808
Weighted average number of shares outstanding, basic and diluted	285,322,425	213,370,738	273,945,902	210,079,887

STATEMENT OF SHAREHOLDERS' EQUITY (DEFICIENCY) (USD $)	Preferred Stock [Member]	Common Stock [Member]	Stock Subscription Receivable [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Feb. 28, 2002
Stock Issued During Period, Value, New Issues	$ 235,000	$ 40		$ (40)		$ 235,000
Stock Issued During Period, Shares, New Issues	3,418	40,000
Options granted to consultants				10,493		10,493
Retroactive restatement to reflect re-capitalization on Nov. 12, 2004	(235,000)	15,558		219,442
Retroactive restatement to reflect re-capitalization on Nov. 12, 2004 (in shares)	(3,481)	15,557,723
Net Loss					(166,936)	(166,936)
Balance at Dec. 31, 2002		15,598		229,895	(166,936)	78,557
Balance (in shares) at Dec. 31, 2002		15,597,723
Options granted to consultants				8,484		8,484
Retroactive restatement to reflect re-capitalization on Nov. 12, 2004	(15,969)			15,969
Retroactive restatement to reflect re-capitalization on Nov. 12, 2004 (in shares)	(232)
Common stock issued upon partial conversion of long-term convertible promissory notes	15,969					15,969
Stock Issued During Period, Shares, Conversion of Convertible Securities	232
Net Loss			(909,745)			(909,745)
Balance at Dec. 31, 2003		15,598	(1,076,681)	254,348		(806,735)
Balance (in shares) at Dec. 31, 2003		15,597,723
Balance at Oct. 31, 2003
Stock dividend on preferred stock	43,884				(43,884)
Stock dividend on preferred stock (in shares)	638
Options granted to consultants				5,315		5,315
Retroactive restatement to reflect re-capitalization on Nov. 12, 2004	(43,884)			43,884
Retroactive restatement to reflect re-capitalization on Nov. 12, 2004 (in shares)	(638)
Net Loss					(538,076)	(538,076)
Debt Conversion, Converted Instrument, Amount		2,136		611,022		613,158
Debt Conversion, Converted Instrument, Shares Issued		2,136,441
Issuance of Common Stock for cash, net of shares to Placement Agent		17,451		4,335,549		4,353,000
Issuance of Common Stock for cash, net of shares to Placement Agent (in shares)		17,450,693
Issuance of common stock to consultants		587		166,190		166,777
Issuance of common stock to consultants (in shares)		586,970
Issuance of common stock in connection with the registration statement		408		117,090		117,498
Issuance of common stock in connection with the registration statement (in shares)		409,401
Issuance costs				(329,673)		(329,673)
Balance at Oct. 31, 2004		15,598		303,547	(1,658,641)	(1,339,496)
Balance (in shares) at Oct. 31, 2004		15,597,723
Common Stock Issued During Period Value Payment Of Placement Agent On Re-Capitalization		753		(753)
Common Stock Issued During Period Shares Payment Of Placement Agent On Re-Capitalization		752,600
Stock Issued During Period Value Payment Of Placement Agent On Effect Of Re-Capitalization		753		(753)
Stock Issued During Period Shares Payment Of Placement Agent On Effect Of Re-Capitalization		752,600
Options granted to consultants				64,924		64,924
Balance at Oct. 31, 2005		37,686		5,178,319	(3,464,430)	1,751,575
Balance (in shares) at Oct. 31, 2005		37,686,428
Options granted to employees and directors				71,667		71,667
Net Loss					(6,197,744)	(6,197,744)
Debt Conversion, Converted Instrument, Amount		1,767		298,233		300,000
Debt Conversion, Converted Instrument, Shares Issued		1,766,902
Options granted to consultants and professionals				172,831		172,831
Stock Issued During Period Value Share Based Compensation		229		54,629		54,858
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures		229,422
Issuance of common stock to consultants		557		139,114		139,674
Issuance of common stock to consultants (in shares)		556,240
Balance at Oct. 31, 2006		40,239		5,914,793	(9,662,173)	(3,707,141)
Balance (in shares) at Oct. 31, 2006		40,238,992
Options granted to employees and directors				222,501		222,501
Net Loss					(2,454,453)	(2,454,453)
Debt Conversion, Converted Instrument, Amount		6,974		993,026		1,000,010
Debt Conversion, Converted Instrument, Shares Issued		6,974,202
Options granted to consultants and professionals				268,577		268,577
Stock Issued During Period Value Share Based Compensation		416		73,384		73,800
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures		416,448
Issuance of common stock to consultants		1,100		220,678		221,778
Issuance of common stock to consultants (in shares)		1,100,001
Offering Costs				(2,243,535)		(2,243,535)
Warrants Issued				1,505,550		1,505,550
Balance at Oct. 31, 2007	16,276,648	107,957	(12,116,626)			4,267,979
Balance (in shares) at Oct. 31, 2007		107,957,977
Options granted to employees and directors				257,854		257,854
Net Loss			(5,416,418)			(5,416,418)
Options granted to consultants and professionals				(42,306)		(42,306)
Stock Issued During Period Value Share Based Compensation		996		85,005		86,001
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures		995,844
Issuance of common stock to consultants		154		14,462		14,616
Issuance of common stock to consultants (in shares)		153,846
Offering Costs				(78,013)		(78,013)
Warrants Issued				39,198		39,198
Common Stock Penalty Shares		212		31,566		31,778
Common Stock Penalty Shares (in shares)		211,853
Balance at Oct. 31, 2008	16,584,414	109,319	(17,533,044)			(839,311)
Balance (in shares) at Oct. 31, 2008		109,319,520
Common Stock Issued Upon Exercise of Warrants		3,300		(3,300)		0
Common Stock Issued Upon Exercise of Warrants (in shares)		3,299,999
Options granted to employees and directors		0		467,304		467,304
Options granted to consultants				12,596		12,596
Net Loss					929,244	929,244
Stock Issued During Period Value Share Based Compensation		423		17,757		18,180
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures		422,780
Issuance of common stock to consultants		2,596		49,383		51,979
Issuance of common stock to consultants (in shares)		2,595,944
Warrant's classified as a liability				(12,785,695)		(12,785,695)
Balance at Oct. 31, 2009		115,638		754,834	(16,603,800)	(15,733,328)
Balance (in shares) at Oct. 31, 2009		115,638,243
Stock Issued During Period, Value, New Issues		0		6,828,293
Stock Issued During Period, Shares, New Issues		789
Common Stock Issued Upon Exercise of Warrants		62,265	(10,659,710)	18,647,522		8,050,077
Common Stock Issued Upon Exercise of Warrants (in shares)		62,265,059
Options granted to employees and directors				455,166		455,166
Common stock issued upon conversion of Bridge Notes		15,414		3,306,677		3,322,091
Common stock issued upon conversion of Bridge Notes (in shares)		15,413,960
Net Loss					(10,812,200)	(10,812,200)
Stock Issued During Period Value Share Based Compensation		750		114,750		115,500
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures		750,000
Common stock issued to former employees		145		(145)		0
Common stock issued to former employees (in shares)		144,666
Stock Issued During Period Warrants				(7,693,230)		(7,693,230)
Common stock issued to University of Pennsylvania		389		69,611		70,000
Common stock issued to University of Pennsylvania (in shares)		388,889
Balance at Oct. 31, 2010	0	198,101	(10,659,710)	23,074,978	(27,416,000)	(14,802,631)
Balance (in shares) at Oct. 31, 2010	789	198,100,817
Stock Issued During Period, Value, New Issues	0			1,676,554
Stock Issued During Period, Shares, New Issues	177
Common Stock Issued Upon Exercise of Warrants		22,986	(2,389,500)	5,782,511		3,415,997
Common Stock Issued Upon Exercise of Warrants (in shares)		22,986,244
Common Stock Issued Upon Exchange of Warrants		5,841		1,528,124		1,533,965
Common Stock Issued Upon Exchange of Warrants (in shares)		5,840,748
Options granted to employees and directors				717,029		717,029
Common stock issued upon conversion of Bridge Notes		9,513		1,809,204		1,818,717
Common stock issued upon conversion of Bridge Notes (in shares)		9,513,210
Common stock issued upon conversion of May 2011 Notes		12,647		2,250,536		2,263,183
Common stock issued upon conversion of May 2011 Notes (in shares)		12,647,076
Net Loss					(8,115,740)	(8,115,740)
Stock Issued During Period Value Share Based Compensation				28,197		28,197
Issuance of common stock to consultants		333		49,667		50,000
Issuance of common stock to consultants (in shares)		333,333
Common stock issued to former employees		752		80,779		81,531
Common stock issued to former employees (in shares)		752,142
Stock Issued During Period Warrants				(1,228,838)
Preferred Stock redeemed	0		3,051,000	(3,141,003)		(90,003)
Preferred Stock redeemed (in shares)	(226)
Reclassification of warrant liability to equity				36,982		36,982
Reclassification of Embedded Derivative Liability to Beneficial Conversion Feature				132,488		132,488
Interest on Optimus Notes Receivable				202,856		202,856
Balance at Oct. 31, 2011	0	250,173	(9,998,210)	33,000,064	(35,531,740)	(12,279,713)
Balance (in shares) at Oct. 31, 2011	740	250,173,570
Common Stock Issued Upon Exercise of Warrants		2,745		409,019		411,764
Common Stock Issued Upon Exercise of Warrants (in shares)		2,745,097
Options granted to employees and directors				289,725		289,725
Common stock issued upon conversion of Bridge Notes		1,127		167,873		169,000
Common stock issued upon conversion of Bridge Notes (in shares)		1,126,667
Common stock issued upon conversion of May 2011 Notes		12,827		2,017,109		2,029,936
Common stock issued upon conversion of May 2011 Notes (in shares)		12,827,060
Common stock issued upon conversion of December 2011 Notes		8,183		1,340,601		1,348,784
Common stock issued upon conversion of December 2011 Notes (in shares)		8,183,333
Issuance of common stock warrants with December 2011 Notes				279,807		279,807
Interest on Optimus Notes				50,402		50,402
Interest on Optimus Notes				50,402		50,402
Common stock issued upon partial conversion of long-term convertible promissory notes		3,600		382,237		385,837
Stock Issued During Period, Shares, Conversion of Convertible Securities		3,600,000
Net Loss					(3,754,319)	(3,754,319)
Stock Issued During Period Value Share Based Compensation				10,459		10,459
Balance at Jan. 31, 2012	0	278,655	(9,998,210)	37,947,296	(39,286,059)	(11,058,318)
Balance (in shares) at Jan. 31, 2012	740	278,655,727	(9,998,210)
Balance at Oct. 31, 2011		250,173				(12,279,713)
Balance (in shares) at Oct. 31, 2011		250,173,570
Stock Issued During Period, Shares, New Issues		4,000,000
Common Stock Issued Upon Exercise of Warrants						2,745,097
Net Loss						(6,155,882)
Balance at Apr. 30, 2012	0	287,037	(9,998,210)			(11,796,020)
Balance (in shares) at Apr. 30, 2012	740	287,038,332
Balance at Jan. 31, 2012	0	278,655	(9,998,210)	37,947,296	(39,286,059)	(11,058,318)
Balance (in shares) at Jan. 31, 2012	740	278,655,727	(9,998,210)
Common Stock Issued Upon Exchange of Warrants		1,597		221,998		223,595
Common Stock Issued Upon Exchange of Warrants (in shares)		1,597,112
Options granted to consultants				8,333		8,333
Common stock issued upon conversion of May 2011 Notes		253		35,207		35,460
Common stock issued upon conversion of May 2011 Notes (in shares)		253,333
Common stock issued upon conversion of December 2011 Notes		5,517		767,180		772,697
Common stock issued upon conversion of December 2011 Notes (in shares)		5,516,666
Interest on Optimus Notes				49,306		49,306
Exchange of Bridge Notes				260,706		260,706
Issuance of shares to directors		999		31,558		32,557
Issuance of shares to directors (in shares)		999,632
Issuance of shares to employees under Employee Stock Purchase Plan		16		2,146		2,162
Issuance of shares to employees under Employee Stock Purchase Plan (in shares)		15,862
Net Loss					(2,401,563)	(2,401,563)
Stock Issued During Period Value Share Based Compensation				279,045		279,045
Balance at Apr. 30, 2012	$ 0	$ 287,037	$ (9,998,210)	$ 39,602,775	$ (41,687,622)	$ (11,796,020)
Balance (in shares) at Apr. 30, 2012	740	287,038,332

STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		116 Months Ended	122 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Apr. 30, 2012
OPERATING ACTIVITIES
Net Loss	$ (6,155,882)	$ (8,878,750)	$ (8,115,740)	$ (10,812,200)	$ (35,487,856)	$ (41,643,738)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash charges to consultants and employees for options and stock	587,562	420,058	795,226	570,664	3,800,645	4,388,207
Amortization of deferred financing costs	0	0	0	0	260,000	260,000
Amortization of discount on Bridge Loans	1,101,978	147,787	482,507	550,040	1,156,393	2,258,371
Impairment of intangible assets	0	0	0	0	26,087	26,087
Non-cash interest expense	2,078,633	736,128	4,106,212	3,238,054	8,570,732	10,649,364
(Gain) Loss on change in value of warrants and embedded derivative	(3,589,520)	1,992,685	(9,763,113)	(445,576)	(14,411,686)	(18,001,206)
Warrant Expense	0	35,523	557,935	206,275	764,210	764,210
Employee Stock Purchase Plan expense	2,162	0				2,162
Value of penalty shares issued	0	0	0	0	149,276	149,276
Depreciation expense	4,592	19,568	28,406	38,528	195,672	200,264
Amortization expense of intangibles	72,424	65,256	132,288	100,420	594,640	667,064
Interest Income	0	0	267	0	267	33,478
Write-off of intangible assets			33,211	0	33,211
(Gain) Loss on note retirement	421,893	(5,904)	(461,594)	(123,963)	(1,194,845)	(772,952)
Change in operating assets and liabilities:
(Increase) decrease in prepaid expenses	36,778	(47,424)	1,037	(2,066)	(37,473)	(695)
(Increase) decrease in grant receivable	0	244,479	244,479	(244,479)	0	0
(Increase) decrease in other current assets	(55,961)	(52,221)	(2,221)	0	(2,221)	(58,182)
(Increase) in other assets	0	(140,220)	(38,438)	(89,956)	(132,271)	(132,271)
(Increase) decrease in deferred expenses	606,232	(63,487)	(1,146,783)	212,952	(872,375)	(266,143)
Increase in accounts payable and accrued expenses	2,107,964	2,242,419				9,033,220
Increase in deferred rent	(28,819)	33,622	62,441	0	62,441	33,622
(Decrease) increase in interest payable	15,299	66,927	94,547	(178,700)	(65,862)	(50,563)
Increase in accounts payable			739,536	388,924	3,906,728
Increase in accrued expenses			2,383,767	167,143	3,018,528
Net cash used in operating activities	(2,794,665)	(3,183,553)	(8,942,842)	(6,423,940)	(29,665,759)	(32,460,424)
INVESTING ACTIVITIES
Cash paid on acquisition of Great Expectations			0	0	(44,940)
Purchase of property and equipment	(91,844)	0	0	(12,436)	(150,093)	(241,937)
Cost of intangible assets	(191,688)	(191,094)	(296,358)	(854,773)	(2,915,740)	(3,152,368)
Net cash used in Investing Activities	(283,532)	(191,094)	(296,358)	(867,209)	(3,110,773)	(3,394,305)
FINANCING ACTIVITIES
Proceeds from convertible secured debenture	0	875,000	955,000	80,000	1,995,000	1,995,000
(Increase) decrease in deferred offering expenses	(28,500)	0	(52,000)	0	(52,000)	(80,500)
Cash paid for deferred financing costs	0	(25,000)	(25,000)	0	(584,493)	(584,493)
Payment on notes payable	(87,941)	(347,257)	(769,379)	(1,798,119)	(2,691,089)	(2,779,030)
Proceeds from notes payable	1,451,963	1,960,000	7,691,063	1,255,000	13,951,952	15,403,885
Deferred Investment Funds	240,000	0				240,000
Net proceeds of issuance of Preferred Stock	0	1,342,672	1,342,672	7,032,827	8,610,499	8,610,499
Payment on cancellation of Warrants	0	0	0	0	(600,000)	(600,000)
Proceeds from the exercise of warrants	411,765	388,580	1,085,001	170,000	1,255,001	1,666,766
Net proceeds of issuance of Common Stock	0	0	0	0	11,988,230	11,988,230
Net cash provided by Financing Activities	1,987,287	4,193,995	10,227,357	6,739,708	33,873,070	35,860,357
Net increase (decrease) in cash	(1,090,910)	819,348	988,157	(551,441)	1,096,538	5,628
Cash at beginning of period	0	108,381	108,381	659,822	0	0
Cash at end of period	$ 5,628	$ 927,729	$ 0	$ 108,381	$ 0	$ 5,628

Supplemental Disclosures of Cash Flow Information (USD $)	6 Months Ended		12 Months Ended		116 Months Ended	122 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Apr. 30, 2012
Cash paid for Interest	$ 52,998	$ 63,541	$ 148,392	$ 311,784	$ 681,992	$ 734,990
Supplemental Schedule of Noncash Investing and Financing Activities
Equipment acquired under notes payable	0	0	0	0	45,580	45,580
Common Stock issued to Founders	0	0	0	0	40	40
Notes payable and accrued interest converted to Preferred Stock	0	0	0	0	15,969	15,969
Stock dividend on Preferred Stock	0	0	0	0	43,884	43,884
Accounts payable from consultants settled with common stock	0	0	0	0	51,978	51,978
Notes payable and embedded derivative liabilities converted to Common Stock	4,636,255	0	4,149,114	3,322,092	5,835,250	10,471,505
Intangible assets acquired with notes payable	0	0	0	0	360,000	360,000
Intangible assets acquired with common stock	0	0	0	70,000	70,000	70,000
Debt discount in connection with recording the original value of the embedded derivative liability	306,568	898,305	3,505,605	578,770	6,166,817	6,473,385
Allocation of the original secured convertible debentures to warrants	0	0	0	0	214,950	214,950
Allocation of the warrants on Bridge Notes as debt discount	279,807	773,084	778,052	712,036	2,431,049	2,710,406
Cancellation of Note Receivable in connection with Preferred Stock Redemption	0	3,051,000				(3,051,000)
Note Receivable in connection with the exercise of warrants	0	2,389,500	(661,500)	10,659,710	9,998,210	9,998,210
Common stock issued in exchange for warrants	134,796	0				134,796
Warrants issued in connection with issuance of Common Stock	0	0	0	0	1,505,550	1,505,550
Warrants issued in connection with issuance of Preferred Stock	$ 0	$ 0	$ 0	$ 0	$ 3,587,625	$ 3,587,625

NATURE OF OPERATIONS AND BASIS OF PRESENTATION	6 Months Ended
Apr. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1. NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Nature of Operations

Advaxis Inc. (the “Company”) is a biotechnology company developing the next generation of immunotherapies for cancer and infectious diseases. Our platform technology is designed to generate a comprehensive immune response by serving as its own adjuvant, directing antigen presentation, increasing tumor infiltrating killer T-cells, and decreasing Tregs/MDSCs in the tumor. Today, the Company has over fifteen distinct constructs in various stages of development, directly developed by the Company and through strategic collaborations.

Since the Company’s inception in 2002, it has focused its initial development efforts upon immunotherapies targeting cervical cancer, its predecessor condition, cervical intraepithelial neoplasia, head and neck cancer, breast cancer, prostate cancer, and other cancers and infectious diseases. Although no products have been commercialized to date, research and development and investment continue to be placed behind the pipeline and the advancement of this technology. Pipeline development entails risk and expense. It is anticipated that ongoing operational costs for the Company will continue to increase significantly due to several ongoing clinical trials in this fiscal year.

Basis of Presentation

The accompanying unaudited interim financial statements include all adjustments (consisting only of those of a normal recurring nature) necessary for a fair statement of the results of the interim period. The October 31, 2011 balance sheet is derived from the audited balance sheet included in the Company’s Annual Report on Form 10-K for the fiscal year ended October 31, 2011 (the “Form 10-K’). These interim financial statements should be read in conjunction with the Company’s financial statements and notes for the fiscal year ended October 31, 2011 included in the Form 10-K. The Company believes these financial statements reflect all adjustments and reclassifications that are necessary for a fair presentation of its financial position and results of operations for the periods presented.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. There is a working capital deficiency, a shareholders’ deficiency and recurring losses from operations that raise substantial doubt about its ability to continue as a going concern. Please refer to Footnote #14: Subsequent Events for the Company’s financing activities that occurred subsequent to April 30, 2012. The financial statements do not include any adjustments to the carrying amount and classification of recorded assets and liabilities should the Company be unable to continue operations.  Management’s plans are to continue to raise additional funds through the sales of debt or equity securities. Results of operations for the interim periods presented are not necessarily indicative of results to be expected for the year.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material. The most significant estimates impact the following transactions or account balances: stock compensation, liabilities (including the embedded derivative liability), warrant valuation, impairment of intangibles and projected operating results.

Concentration of Credit Risk

The Company maintains its cash in bank deposit accounts (checking) that at times exceed federally insured limits.

Intangible Assets

Intangible assets primarily consist of legal and filing costs associated with obtaining patents and licenses. The license and patent costs capitalized primarily represent the value assigned to the Company’s 20-year exclusive worldwide license agreement with Penn, which are amortized on a straight-line basis over their remaining useful lives which are estimated to be twenty years from the effective date of Penn Agreement dated July 1, 2002. The value of the license and patents are based on management’s assessment regarding the ultimate recoverability of the amounts paid and the potential for alternative future uses.

We review our long-lived assets for impairment whenever events and circumstances indicate that the carrying value of an asset might not be recoverable and its carrying amount exceeds its fair value, which is based upon estimated undiscounted future cash flows. Net assets are recorded on the balance sheet for patents and licenses related to ADXS-HPV, ADXS-PSA and ADXS-HER2 and other products that are in development. However, if a competitor were to gain FDA approval for a treatment before us or if future clinical trials fail to meet the targeted endpoints, we would likely record an impairment related to these assets. In addition, if an application is rejected or fails to be issued we would record an impairment of its estimated book value.

Research and Development Expenses

Research and development costs are expensed as incurred and include but are not limited to clinical trial and related manufacturing costs, payroll and personnel expenses, lab expenses, facilities and related overhead costs.

Accounting for Stock-Based Compensation

Stock-based compensation is estimated at the grant date based on the award’s fair value as calculated by the Black-Scholes-Merton option-pricing model (hereinafter referred to as the “BSM model”) and is recognized as expense over the requisite service period. The BSM model requires various assumptions including volatility, forfeiture rates and expected option life. If any of the assumptions used in the BSM model change significantly, stock-based compensation expense may differ materially in the future from that recorded in the current period. See Note 10 for information on stock-based compensation expense incurred in the three and six month periods ending April 30, 2012.

Warrants/Embedded Derivatives

The Company has outstanding Warrants in conjunction with its convertible promissory notes (junior unsubordinated convertible promissory notes (“Bridge Notes”) and the May 2011, October 2011 and December 2011 Notes).  The Company has two classifications of warrants: liability or equity. The liability warrants are recorded at fair value at issuance, using the Black-Scholes valuation model (BSM Model), and will continue to be recorded at fair value each subsequent balance sheet date. Any change in value between reporting periods will be recorded on the statement of operations at each reporting date. The liability warrants will remain until such time as they are exercised or expire at which time they will be adjusted to fair value and reclassified from liabilities to equity. The equity warrants are recorded at their relative fair values at issuance, using the Relative Fair Value Method.

The Company has convertible features (embedded derivatives) in its convertible promissory notes (Bridge Notes, the May 2011, October 2011 and December 2011 Notes and our long-term convertible promissory notes). The embedded derivatives are recorded at fair value and classified as liabilities on the balance sheet. The embedded derivatives will continue to be recorded at fair value each subsequent balance sheet date. Any change in value between reporting periods will be recorded on the statement of operations at each reporting date. These embedded derivatives will remain until such time as they are exercised or expire at which time they will be adjusted to fair value and reclassified from liabilities to equity.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.

1. PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Advaxis is a biotechnology company developing the next generation of immunotherapies for cancer and infectious diseases. Our novel platform technology is designed to generate a comprehensive immune response by serving as its own adjuvant, directing antigen presentation, increasing tumor infiltrating killer T-cells, and decreasing Tregs/MDSCs in the tumor. Today, the Company has approximately 19 (19) distinct constructs in various stages of development, directly developed by the Company and through strategic collaborations with recognized centers of excellence such as: the National Cancer Institute , Cancer Research – UK , the Wistar Institute , and the University of Pennsylvania.

Since the Company’s inception in 2002, it has focused its initial development efforts upon immunotherapies targeting cervical cancer, its predecessor condition, cervical intraepithelial neoplasia, head and neck cancer, breast cancer, prostate cancer, and other cancers and infectious diseases. Although no products have been commercialized to date, research and development and investment continue to be placed behind the pipeline and the advancement of this technology. Pipeline development entails risk and expense. It is anticipated that ongoing operational costs for the Company will continue to increase significantly due to several ongoing clinical trials that began this fiscal year.

Basis of Presentation

The preparation of financial statements in accordance with GAAP involves the use of estimates and assumptions that affect the recorded amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results may differ substantially from these estimates.  Significant estimates include the fair value and recoverability of the carrying value of intangible assets (patents and licenses), the fair value of options, the fair value of embedded conversion features, warrants and related disclosure of contingent assets and liabilities.  On an on-going basis, we evaluate our estimates, based on historical experience and on various other assumptions that we believe to be reasonable under the circumstances.  Actual results may differ from estimates.

The Company’s products are being developed and have not generated significant revenues.  As a result, the Company has suffered recurring losses and its liabilities exceed its assets which raises substantial doubt about its ability to continue as a going concern.  These losses are expected to continue for an extended period of time.  The Company intends to continue raising funds through the sale of both debt and equity in order to continue funding ongoing clinical trials activity.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. There is a working capital deficiency, a shareholders’ deficiency and recurring losses from operations that raise substantial doubt about its ability to continue as a going concern. The financial statements do not include any adjustments to the carrying amount and classification of recorded assets and liabilities should the Company be unable to continue operations.  Management’s plans are to continue to raise additional funds through the sales of debt or equity securities. Results of operations for the interim periods presented are not necessarily indicative of results to be expected for the year.

Summary of Significant Accounting Policies

Revenue Recognition

Revenue from license fees and grants is recognized when the following criteria are met; persuasive evidence of an arrangement exists, services have been rendered, the contract price is fixed or determinable, and collection is reasonably assured. In licensing arrangements, delivery does not occur for revenue recognition purposes until the license term begins. Nonrefundable upfront fees received in exchange for products delivered or services performed that do not represent the culmination of a separate earnings process will be deferred and recognized over the term of the agreement using the straight line method or another method if it better represents the timing and pattern of performance. Since its inception, all of the Company’s revenues have been from multiple grants. For the year ended October 31, 2011, the Company did not receive any revenue from grants.

For revenue contracts that contain multiple elements, revenue arrangements with multiple deliverables are divided into separate units of accounting if the delivered item has value to the customer on a standalone basis and there is objective and reliable evidence of the fair value of the undelivered item.

Concentration of Credit Risk

The Company maintains its cash in bank deposit accounts (money market) that at times exceed federally insured limits.

Fixed Assets

Equipment is stated at cost. Depreciation and amortization are provided for on a straight-line basis over the estimated useful life of the asset ranging from 3 to 5 years. Expenditures for maintenance and repairs that do not materially extend the useful lives of the respective assets are charged to expense as incurred. The cost and accumulated depreciation and/or amortization of assets retired or sold are removed from the respective accounts and any gain or loss is recognized in operations.

Intangible Assets

Intangible assets, which consist primarily of legal and filing costs in obtaining patents and licenses and are being amortized on a straight-line basis over 20 years.

We review our long-lived assets for impairment whenever events and circumstances indicate that the carrying value of an asset might not be recoverable and its carrying amount exceeds its fair value, which is based upon estimated undiscounted future cash flows. Net assets recorded on the balance sheet for patents and licenses related to ADXS-HPV, ADXS-PSA and ADXS-HER2 and other products are in development. However, if a competitor were to gain FDA approval for a treatment before us or if future clinical trials fail to meet the targeted endpoints, we would likely record an impairment related to these assets. In addition, if an application is rejected or fails to be issued we would record an impairment of its estimated book value.

Net Loss Per Share

Basic net income or basic net loss per common share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the periods. Diluted earnings per share give effect to dilutive options, warrants, convertible debt and other potential common stock outstanding during the period. Therefore, in the case of a net loss the impact of the potential common stock resulting from warrants, outstanding stock options and convertible debt are not included in the computation of diluted loss per share, as the effect would be anti-dilutive. In the case of net income the impact of the potential common stock resulting from these instruments that have intrinsic value are included in the diluted earnings per share. The table sets forth the number of potential shares of common stock that have been excluded from diluted net loss per share. For 2011 and 2010, approximately 49.4 million warrants and 86 million warrants, respectively (excluding approximately 25.6 million warrants and 15.8 million warrants, respectively, held by an affiliate of Optimus as defined  in Note #11) include anti-dilutive provisions to adjust the number and price of the warrants based on certain types of equity transactions.

	As of October 31,
	2011	2010
Warrants	137,841,857	103,139,628
Stock Options	27,317,424	26,467,424
Convertible Debt (using the if-converted method)	61,660,382	4,358,176
Total	226,819,663	133,965,228

Income Taxes

Deferred income taxes are provided for the differences between the bases of assets and liabilities for financial reporting and income tax purposes. Future ownership changes may limit the future utilization of these net operating loss and research and development tax credit carry-forwards as defined by the Internal Revenue Code. The amount of any potential limitation is unknown. The net deferred tax asset has been fully offset by a valuation allowance due to our history of taxable losses and uncertainty regarding our ability to generate sufficient taxable income in the future to utilize these deferred tax assets.

Accounts Payable

Accounts payable consists entirely of trade accounts payable

Research and Development Expenses

Research and development expenses include, but are not limited to, payroll and personnel expenses, lab expenses, clinical trial and related clinical manufacturing costs, facilities and related overhead costs.

Accounting for Stock-Based Compensation

Stock-based compensation is estimated at the grant date based on the award’s fair value as calculated by the Black-Scholes-Merton option-pricing model (hereinafter referred to as the “BSM model”) and is recognized as expense over the requisite service period. The BSM model requires various assumptions including volatility, forfeiture rates and expected option life. If any of the assumptions used in the BSM model change significantly, stock-based compensation expense may differ materially in the future from that recorded in the current period. See Note #2 for information on stock-based compensation expense incurred (in addition to the various assumptions utilized in the BSM Model) in the years ending October 31, 2011 and 2010.

Warrant Liability/Embedded Derivative Liability

The Company has outstanding Warrants and convertible features (Embedded Derivatives) in its outstanding short-term convertible promissory notes (which include our Bridge Notes, May 2011 Notes and October 2011 Notes). . The Warrants and Embedded Derivatives are recorded at their relative fair values at issuance.  Those Warrants, which are classified as liabilities, along with all Embedded Derivatives will continue to be recorded at fair value each subsequent balance sheet date. Any change in fair value between reporting periods will be reported on the statement of operations. As of October 31, 2011, the Company had approximately 101 million of its outstanding warrants classified as liabilities (liability warrants) and approximately 36.8 million of its outstanding warrants classified as equity (equity warrants).  At issuance, equity warrants are recorded at fair value in the stockholders equity section of the balance sheet. Our equity warrants can only be settled through the issuance of shares and are not subject to anti-dilution provisions.  A certain number of liability warrants contain a cash settlement provision in the event of a fundamental transaction (as defined in the common stock purchase warrant) and approximately 49.4 million of our approximately 101 million liability warrants are subject to anti-dilution provisions.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.

NET LOSS PER SHARE	6 Months Ended
Apr. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

3. NET LOSS PER SHARE

Basic net income or basic net loss per common share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the periods. Diluted earnings per share give effect to dilutive options, warrants, convertible debt and other potential common stock outstanding during the period. Therefore, in the case of a net loss the impact of the potential common stock resulting from warrants, outstanding stock options and convertible debt are not included in the computation of diluted loss per share, as the effect would be anti-dilutive. In the case of net income the impact of the potential common stock resulting from these instruments that have intrinsic value are included in the diluted earnings per share.

The table sets forth the number of potential shares of common stock that have been excluded from diluted net loss per share:

	As of April 30 ,
	2012	2011
Warrants (includes Optimus warrants of 25,560,000)	136,941,303	117,140,234
Stock Options	44,807,424	27,317,424
Convertible Debt (using as-if converted method)	38,135,707	19,542,580
Total	219,884,434	164,000,238

INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

4. INTANGIBLE ASSETS

The following is a summary of intangible assets as of the end of the following fiscal periods:

	(Unaudited)
	April 30, 2012	October 31, 2011
License	$651,992	$651,992
Patents	2,309,193	2,117,505
Total intangibles	2,961,185	2,769,497
Accumulated Amortization	(585,069)	(512,645)
Intangible Assets	$2,376,116	$2,256,852

The expirations of the existing patents range from 2014 to 2023 but the expirations can be extended if market approval is granted and/or based on existing laws and regulations. Amortization expense amounted to $37,015 and $32,991 for the three months ended April 30, 2012 and April 30, 2011, respectively. Amortization expense amounted to $72,424 and $65,256 for the six months ended April 30, 2012 and April 30, 2011, respectively.

3. INTANGIBLE ASSETS

Intangible assets primarily consist of legal and filing costs associated with obtaining patents and licenses. The license and patent costs capitalized primarily represent the value assigned to the Company’s 20-year exclusive worldwide license agreement with Penn which are amortized on a straight-line basis over their remaining useful lives which are estimated to be twenty years from the effective date of Penn Agreement dated July 1, 2002. The value of the license and patents are based on management’s assessment regarding the ultimate recoverability of the amounts paid and the potential for alternative future uses. This license now includes the exclusive right to exploit 39 patents issued and 37 patents pending and applied for in most of the largest markets in the world.

As of October 31, 2011, all gross capitalized costs associated with the licenses and patents filed and granted as well as costs associated with patents pending are $2,769,497 as shown under licenses and patents on the table below. The expirations of the existing patents range from 2014 to 2023 but the expirations can be extended based on market approval if granted and/or based on existing laws and regulations. Capitalized costs associated with patent applications that are abandoned without future value are charged to expense when the determination is made not to pursue the application. During the fiscal year ended October 31, 2011, the Company wrote off approximately $33,000 in capitalized patent costs related to four patent applications that had expired or were abandoned. Nopatent applications with future value were abandoned or expired and charged to expense in the prior year. Amortization expense for licensed technology and capitalized patent cost is included in general and administrative expenses.

Under the amended and restated agreement we are billed actual patent expenses as they are passed through from Penn and or billed directly from our patent attorney. The following is a summary of intangible assets as of the end of the following fiscal periods:

	October 31, 2011	October 31, 2010
License	$651,992	$651,992
Patents	2,117,505	1,854,355
Total intangibles	2,769,497	2,506,347
Accumulated Amortization	(512,645)	(380,356)
Intangible Assets	$2,256,852	$2,125,991

Estimated amortization expense for the next five years is as follows:

Year ended October 31,
2012	$140,000
2013	140,000
2014	140,000
2015	140,000
2016	140,000

ACCOUNTS PAYABLE AND ACCRUED EXPENSES:	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

5. ACCOUNTS PAYABLE AND ACCRUED EXPENSES:

The following table represents the major components of accounts payable and accrued expenses:

	(Unaudited)
	April 30, 2012	October 31, 2011
Accounts Payable	$6,684,761	$4,778,508
Salaries and other compensation	574,986	531,040
Clinical Trial	40,334	-
Vendors	77,512	-
Consultants	32,200	32,200
Legal	40,933	46,346
Other	21,768	8,500
	$7,472,494	$5,396,594

4. ACCRUED EXPENSES:

The following table represents the major components of accrued expenses:

	October 31, 2011	October 31, 2010
Salaries and other compensation	$531,041	$500,927
Sponsored Research Agreement	-	119,698
Clinical Research Organization (CRO)	2,358,247	-
Consultants	32,200	18,000
Legal	46,346
Other	8,500	8,500
	$2,976,334	$647,125

DEFERRED INVESTMENT FUNDS	6 Months Ended
Apr. 30, 2012
Deferred Investment Funds [Abstract]
Deferred Investment Funds [Text Block]

6. DEFERRED INVESTMENT FUNDS

During the three months ended April 30, 2012, the Company received funds from three accredited investors in the aggregate amount of $240,000. This money includes $90,000 from our chief executive officer, Thomas A. Moore. These funds were to be invested into the next convertible debt financing arranged by the Company after receipt of such funds. At April 30, 2012, the Company recorded a current liability for these funds as they had not yet been invested in the next convertible debt financing. See Subsequent Events Footnote #14 for more details on the convertible debt financing arranged by the Company in May 2012.

NOTES PAYABLE - CONVERTIBLE PROMISSORY NOTES	6 Months Ended
Apr. 30, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

7. NOTES PAYABLE - CONVERTIBLE PROMISSORY NOTES

Junior Subordinated Convertible Promissory Notes

We refer to all Junior Subordinated Convertible Promissory Notes as “Bridge Notes”.

The Bridge Notes are convertible into shares of the Company’s common stock at a fixed exercise price. For every dollar invested in our Bridge Notes, each Investor received warrant coverage ranging from approximately 23% to 75%, subject to adjustments upon the occurrence of certain events as more particularly described below and in the form of Warrant. As of April 30, 2012, substantially all of the Bridge Warrants have an exercise price of $0.15 per share. The Bridge Notes may be prepaid in whole or in part at the option of the Company without penalty at any time prior to the Maturity Date. The warrants may be exercised on a cashless basis under certain circumstances.

During the three months ended April 30, 2012, the Company entered into an exchange agreement with an accredited investor in which the investor exchanged a convertible promissory note in the aggregate principal amount of $300,000 for (i) a convertible promissory note in the aggregate principal amount $352,941 and in substantially the same form as the existing note except with a maturity date of June 30, 2012 and (ii) a warrant to purchase up to 2,352,940 shares of common stock at an exercise price of $0.15 per share. The warrants expire in February 2015. The Company recorded noncash expense of approximately $247,000 to the loss on note retirement account resulting from this exchange for the three months ended April 30, 2012.

During the six months ended April 30, 2012, the Company paid approximately $53,000 in principal on its Bridge Notes. In addition, the Company converted approximately $169,000 of principal on these Bridge Notes into 1,126,667 shares of the Company’s common stock at a conversion price of $0.15 per share. The Company recorded noncash expense of approximately $27,000 to the loss on note retirement account resulting from these conversions for the six months ended April 30, 2012.

As of April 30, 2012, the Company had approximately $587,000 in principal outstanding on its junior subordinated convertible promissory notes with Original Issue Discount (“OID”) amounts ranging from 10% to 15% and with maturity dates ranging from October 19, 2011 to June 30, 2012.

May 2011 Note Financing

On May 9, 2011, we entered into a Note Purchase Agreement with certain accredited investors, whereby the Company issued to investors approximately $7.1 million of our convertible promissory notes, which we refer to as the May 2011 Notes, for an aggregate purchase price of approximately $6.0 million in a private placement.

During the three months ended April 30, 2012, the Company converted approximately $38,000 in principal into 253,333 shares of the Company’s common stock at a conversion price of $0.15.  During the six months ended April 30, 2012, the Company converted approximately $1,962,000 into 13,080,393 shares of the Company’s common stock at a conversion price of $0.15. At April 30, 2012, the Company had approximately $3.2 million in principal outstanding on the May 2011 Notes.

Please see the Subsequent Events Footnote (Footnote #14) for the exchange transaction that occurred between the Company and certain of these accredited investors during May 2012.

October 2011 Note Financing

On October 28, 2011, we entered into a Note Purchase Agreement, which we refer to as the October 2011 Notes, with certain accredited investors, including Thomas A. Moore, our Chairman and Chief Executive Officer, and Mark J. Rosenblum, our Chief Financial Officer, (Mr. Rosenblum acquired a note in the principal amount of approximately $59,000 for an aggregate purchase price of $50,000) whereby the investors acquired approximately $2.3 million of our convertible promissory notes for an aggregate purchase price of approximately $2.0 million in a private placement, which we refer to as the October 2011 offering. The October 2011 Notes purchased in the October 2011 offering were paid for in cash or, with respect to Notes acquired by Mr. Moore, in exchange for the cancellation of $400,000 of outstanding indebtedness owed by us to Mr. Moore.

During the three and six month periods ended April 30, 2012, the Company converted $1,227,500 in principal into 8,183,333 shares of the Company’s common stock at a conversion price of $0.15. At April 30, 2012, the Company had approximately $1.1 million in principal outstanding on the October 2011 Notes.

Please see the Subsequent Events Footnote (Footnote #14) for the exchange transaction that occurred between the Company and certain of these accredited investors during May 2012.

December 2011 Note Financing

On December 29, 2011, we entered into a Note Purchase Agreement, which we refer to as the December 2011 Notes, with certain accredited investors, whereby the investors acquired approximately $1.2 million of our convertible promissory notes for an aggregate purchase price of approximately $1.0 million in a private placement.

During the three and six month periods ended April 30, 2012, the Company converted $827,500 in principal into 5,516,666 shares of the Company’s common stock at a conversion price of $0.15. At April 30, 2012, the Company had approximately $405,000 in principal outstanding on the December 2011 Notes.

 Please see the Subsequent Events Footnote (Footnote #14) for the exchange transaction that occurred between the Company and certain of these accredited investors during May 2012.

We refer to all convertible promissory notes with a maturity date less than one year (the Bridge Notes, May 2011 Notes, October 2011 Notes and December 2011 Notes) collectively as “Convertible Promissory Notes.”

Short-term Convertible Promissory Notes – Principal Value – Issued	$17,271,703
Principal payments on Bridge Notes	(2,124,851)
Short-term Convertible Promissory Note Conversions	(9,890,228)
Bridge Note Exchanges	20,952
Original Issue Discount, net of accreted interest	(456,547)
Fair Value of Attached Warrants at issuance	(5,514,180)
Fair Value of Embedded Derivatives at issuance	(6,034,500)
Accreted interest on embedded derivative and warrant liabilities	10,846,613

Convertible Notes- as of April 30, 2012	$4,118,962
Embedded Derivatives Liability at April 30, 2012	137,749
Notes Payable – convertible promissory notes and fair value of embedded derivative	$4,256,711

Long-term Convertible Promissory Notes

On April 28, 2011, Advaxis, Inc. issued and sold to an accredited investor a convertible promissory note of the Company in the aggregate principal amount of $500,000 (together with the related ancillary documents, the “ A-Note ”) in return for the payment in cash from the Investor of $500,000.  The A-Note bears interest in the form of a one-time interest charge of 8% of the principal amount of the A-Note, payable with the A-Note’s aggregate principal amount outstanding on the maturity date, April 28, 2014.  The A-Note is convertible, in whole or in part, into shares of the Company’s common stock, $0.001 par value at a per share conversion price equal to 80% of the average of the two lowest trade prices for the Common Stock in the 20 trading days previous to the effective date of each such conversion, subject to a conversion floor of $0.15.  The A-Note may be prepaid by the Company without penalty beginning twelve months after issue date of the A-Note.  To the extent the Investor does not elect to convert the A-Note as described above, the principal amount of the A-Note not so converted shall be payable in cash on the maturity date.

On April 28, 2011, the Company also issued and sold to the same accredited investor a convertible promissory note of the Company in the aggregate principal amount of $800,000 (together with the related ancillary documents, the “ B-Note ” and together with the A-Note, the “ Company Notes ”). The B-Note bears interest in the form of a one-time interest charge of 8% of the principal amount of the B-Note, payable with the B-Note’s aggregate principal amount outstanding on the maturity date, April 28, 2014.  All or any portion of the aggregate principal and interest outstanding under the B-Note is convertible, at the option of the Investor from time to time (subject to the prior pre-payment of the such principal amount of the C-Note (as defined below) equal to the such principal amount of the B-Note subject to such conversion), into shares of Common Stock, at a per share conversion price equal to 80% of the average of the two lowest trade prices for the Common Stock in the 20 trading days previous to the effective date of each such conversion, subject to a conversion floor of $0.15.

Concurrently with the issuance of the B-Note, the Investor issued and delivered to the Company a secured and collateralized promissory note (together with the related ancillary documents, the “ C-Note ”), which served as the sole consideration paid to the Company for the Company’s issuance of the B-Note to the Investor.  The C-Note was issued in the aggregate principal amount of $800,000 and bears interest in the form of a one-time interest charge of 8% of the principal amount of the C-Note, payable with the C-Note’s aggregate principal amount outstanding on the maturity date, April 28, 2014.  The C-Note is to be secured by $800,000 of an unspecified money market fund, or other assets, having a value of at least $800,000.

Immediately after the purchase by the Investor of the B-Note for the C-Note, the Investor delivered to the Company the sum of $80,000 in cash as a pre-payment on the principal amount outstanding under the C-Note.  In September 2011, the investor delivered another $80,000 under a separate C-Note.  While no further mandatory principal or interest payments are due on the C-Note until its maturity date, the C-Note contemplates (but does not require) further voluntary pre payments by the Investor on the C-Note to the Company.

Additionally, the Investor may purchase up to an additional $3.0 million in aggregate principal amount of notes in the form of the B-Note from the Company (each, an “ Additional B-Note s”).  The purchase price for each such Additional B-Note issued to the Investor will be paid by the issuance by the Investor to the Company of an additional note in the form of the C-Note (each, an “ Additional C-Note ”), with such Additional B-Notes and Additional C-Notes containing the same terms and provisions described above.

We refer to all convertible promissory notes, with a maturity date greater than one year collectively as “Long-term Convertible Notes”

During December 2011, the Company converted $540,000 of principal on these long-term convertible promissory notes into 3,600,000 shares of the Company’s common stock.  Since the note contains a conversion feature that allows for a variable number of shares, these notes are valued at fair value at each reporting date. The Company recorded noncash income of approximately $9,000 due to changes in the fair value of the long-term convertible promissory notes for the three months ended April 30, 2012. For the six months ended April 30, 2012, the Company recorded noncash income of approximately $85,000 due to changes in the fair value of the long term convertible promissory notes. As of April 30, 2012, the outstanding principal to be repaid on these notes was $172,800 and the fair value of these notes was $99,602.

NOTES PAYABLE - OFFICER	6 Months Ended
Apr. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

8. NOTES PAYABLE – OFFICER

On September 22, 2008, Advaxis entered into an agreement (the “Moore Agreement”) with the Company’s Chief Executive Officer, Thomas A. Moore, pursuant to which the Company agreed to sell senior promissory notes to Mr. Moore, from time to time (“the Moore Notes”). The terms and maturity date of the Moore Notes have been amended from time to time to change maturity dates and repayment provisions. Currently, under the terms of the amended and restated Moore Notes: (i) the maturity date is the earlier of (x) the date of consummation of an equity financing by us in an amount of $6.0 million or more and (y) the occurrence of any event of default as defined in the Moore Notes, (ii) Mr. Moore may elect, at his option, to receive accumulated interest thereon on or after April 15, 2011, (iii) we will make monthly installment payments of $100,000 on the outstanding principal amount beginning on June 15, 2011, and (iv) we may retain, at the option of Mr. Moore, $200,000 of the repayment amount for investment in our next equity financing.

In addition, Mr. Moore acquired a Note in the October 2011 offering in exchange for the cancellation of $400,000 of outstanding indebtedness owed by the Company under the Moore Notes. As an investor in the October 2011 offering, Mr. Moore received 1,568,627 warrants at an exercise price of $0.15. These warrants expire in October 2014.

During the six months ended April 30, 2012, the Company paid Mr. Moore $35,000 in principal.  As of April 30, 2012, the Company was not in default under the terms of the Moore Agreement.  As of April 30, 2012, the Company owed Mr. Moore approximately $388,000, inclusive of accrued interest in the amount of approximately $150,000 in the form of a Note Payable – Officer. He is also due approximately $471,000 in the form of the October 2011 Notes which is included in Notes Payable – convertible promissory notes and fair value of embedded derivative on the condensed balance sheet.

DERIVATIVE INSTRUMENTS	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

9. DERIVATIVE INSTRUMENTS

The table below lists the Company’s derivative instruments as of April 30, 2012:

Description	Principal	Original Issue Discount	Warrant Liability	Embedded Derivative Liability
Total Valuation at October 31, 2011	$8,976,071	$1,300,347	$6,391,071	$946,046
Issuance of December 2011 Notes	1,232,353	258,178	-	306,568
Conversion of Bridge Notes	(169,000)			-
Conversion of May 2011 Notes	(1,924,060)			(341,342)
Conversion of October 2011 Notes	(1,227,500)			(329,433)
Partial Note Repayments	(52,941)
Conversion of Long-term Convertible Promissory Notes	(540,000)
Exchange of Warrants			59,572
Accreted Interest		(532,559)
Change in FV			(923,052)	159,657
Total Valuation at January 31, 2012	$6,294,923	$1,025,966	$5,527,591	$741,496
Exchange of Bridge Notes	52,941		-
Conversion of May 2011 Notes	(38,000)			(5,016)
Conversion of December 2011 Notes	(827,500)			(160,677)
Exchange of Warrants			(134,796)
Accreted Interest		(569,419)
Change in FV			(2,302,707)	(438,054)
Total Valuation at April 30, 2012	$5,482,364	$456,547	$3,090,088	$137,749

Warrants

As of April 30, 2012, there were outstanding warrants to purchase 136,941,303 shares of our common stock with exercise prices ranging from $0.15 to $0.17 per share. Information on the outstanding warrants is as follows:

Type	Exercise Price	Amount	Expiration Date	Type of Financing
Common Stock Purchase Warrant	$0.15	42,299,150	October 2012	2007 Securities Purchase Agreement
Common Stock Purchase Warrant	$0.15	287,001	August 2012	August 2007 Notes
Common Stock Purchase Warrant	$0.15	22,416,652	May 2014	May 2011Convertible Debt Financing
Common Stock Purchase Warrant	$0.15	6,186,275	October 2014	October 2011 Convertible Debt Financing
Common Stock Purchase Warrant	$0.15	4,107,842	January 2015	December 2011 Convertible Debt Financing
Common Stock Purchase Warrant	$0.15-$0.17	24,983,041	January 2013 – April 2015	Bridge Notes
Common Stock Purchase Warrant	$0.15	7,674,512	August 2014	Executive Officer
Common Stock Purchase Warrant	$0.15	46,956	N/A	Vendor & Other
Common Stock Purchase Warrant	$0.15	3,379,874	May 2014 - November 2015	Placement Agent – Convertible Debt Financing
	Subtotal	111,381,303

Common Stock Purchase Warrant	TBD (1)	25,560,000	April 2014	Optimus Preferred Stock Agreement (04/04/2011)
	Grand Total	136,941,303

(1)    During December 2011, the Company unreserved for issuance shares related to the Optimus warrants. If exercisable, exercise price means an amount per warrant share equal to the closing sale price of a share of common stock on the applicable tranche notice date.

Warrant Liability/Embedded Derivative Liability

Warrant Liability

As of April 30, 2012, the Company had approximately 96 million of its total 137 million outstanding warrants classified as liabilities (liability warrants). The Company utilizes the BSM Model to calculate the fair value of these warrants at issuance and at each subsequent reporting date. For those warrants with exercise price reset features (anti-dilution provisions), the Company computes multiple valuations, each quarter, using an adjusted BSM model, to account for the various possibilities that could occur due to changes in the inputs to the BSM model as a result of contractually-obligated changes (for example, changes in strike price to account for down-round provisions). The Company effectively weights each calculation based on the likelihood of occurrence to determine the value of the warrants at the reporting date. Approximately 45 million of our 96 million liability warrants are subject to anti-dilution provisions. A certain number of liability warrants contain a cash settlement provision in the event of a fundamental transaction (as defined in the common stock purchase warrant). Any changes in the fair value of the warrant liability (i.e. - the total fair value of all outstanding liability warrants at the balance sheet date) between reporting periods will be reported on the statement of operations.

At April 30, 2012, the fair value of the warrant liability was approximately $3.1 million. For the three months ended April 30, 2012 and April 30, 2011, the Company reported income of approximately $2.3 million and expense of approximately $4.9 million, respectively, due to changes in the fair value of the warrant liability. For the six months ended April 30, 2012 and April 30, 2011, the Company reported income of approximately $3.2 million and expense of approximately $1.1 million, respectively, due to changes in the fair value of the warrant liability.

Embedded Derivative Liability

The Company has convertible features (Embedded Derivatives) in its outstanding convertible promissory notes (which include our Bridge Notes, May 2011 Notes, October 2011 Notes and December 2011 Notes).  The Embedded Derivatives are recorded as liabilities at issuance.  These Embedded Derivatives are valued using the Black-Scholes Model (BSM Model) and are subject to revaluation at each reporting date. Any change in fair value between reporting periods will be reported on the statement of operations.

At April 30, 2012, the fair value of the Embedded Derivative Liability was approximately $138,000. For the three months ended April 30, 2012 and April 30, 2011, the Company reported income of approximately $438,000 and expense of approximately $919,000, respectively, due to changes in the fair value of the Embedded Derivative Liability. For the six months ended April 20, 2012 and April 30, 2011, the Company recorded income of approximately $278,000 and expense of approximately $867,000, respectively, due to changes in the fair value of the Embedded Derivative Liability.

6.  DERIVATIVES

The table below lists the Company’s derivative instruments as of October 31, 2011:

Description	Principal	Original Issue Discount	Warrant Liability	Embedded Derivative Liability
Bridge Note 1-June 18, 2009	$1,131,353	$169,703	$250,392	$711,258
Bridge Note II & III-October 26 & 30, 2009	2,147,059	322,059	690,119	868,388
Optimus September 24, 2009	-	-	3,587,625	-
Other outstanding warrants	-	-	12,785,695	-
Total Valuation at Origination	3,278,412	491,762	17,313,831	1,579,646
Change in fair value	-	-	(5,352,697)	(493,132)
Accreted interest	-	(123,846)	-	-
Total Valuation as of October 31, 2009	$3,278,412	$367,916	$11,961,734	$1,086,514
Bridge Notes IV-December 1, 2009 through January 31. 2010	555,882	83,382	207,617	164,400
Bridge Note I- Extension of Maturity Date	-	-	202,500	103,400
Change in fair value	-	-	1,995,372	(905,259)
Accreted interest	-	(225,321)	-	-
Exercise of Common Stock Warrants	-	-	(1,702,073)	-
Total Valuation as of January 31, 2010	$3,834,294	$225,977	$12,665,150	$449,055
Bridge Note V	640,307	97,807	229,619	271,554
Change in fair value	-	-	5,363,854	421,404
Accreted interest	-	(251,188)	-	-
Exercise of common stock warrants	-	-	(1,790,823)	-
Note Payoffs	(1,040,177)	(4,222)	-	(64,354)
Total Valuation as of April 30, 2010	3,434,424	68,374	16,467,800	1,077,659
Issuance of Optimus Warrants	-	-	6,856,946	-
Bridge Note Conversions	(2,420,373)	-	-	(701,718)
Change in fair value	-	-	(3,866,801)	(260,843)
Accreted interest	-	(50,842)	-	-
Exercise of common stock warrants	-	-	(1,475,758)	-
Note Payoffs	(88,236)			(12,665)
Total Valuation as of July 31, 2010	$925,815	$17,532	$17,982,187	$102,433
Bridge Note VI	265,457	25,457	72,300	39,416
Note Payoff	(414,118)	-	-	(46,945)
Issuance of Warrants	-	-	1,042,559	-
Accreted Interest	-	(21,052)	-	-
Exercise of Warrants	-	-	(4,156,797)	-
Change in FV	-	-	(1,934,055)	(13,876)
Total Valuation at October 31, 2010	$777,154	$21,937	$13,006,194	$81,028
Issuance of November 2010 Bridge Notes	931,579	96,579	391,076	150,156
Exchange of November 2010 Bridge Notes	17,175	17,175	86,963	9,389
Issuance of January 2011 Bridge Notes	452,941	57,941	173,808	41,024
Note Payoffs	(187,582)
Issuance of Warrants			35,523
Accreted Interest		(73,363)
Exercise of Warrants			(1,382,847)
Change in FV			(3,789,889)	(51,972)
Total Valuation at January 31, 2011	1,991,267	120,269	8,520,828	229,625

Issuance of Q2 2011 Bridge Notes	473,392	43,392	121,238	71,336
Issuance of Long-term Convertible Promissory Notes	626,400			-
Note Payoffs	(159,675)			(5,904)
Issuance of Warrants			2,990,520
Accreted Interest		(74,422)
Exercise of Warrants			(639,960)
Change in FV			4,915,676	763,523
Total Valuation at April 30, 2011	$2,931,384	$89,239	$15,908,302	$1,058,580

Issuance of Q3 2011 Bridge Notes	11,765	1,765	4,968	5,051
Issuance of May 2011 Notes	7,077,936	1,553,254	-	2,719,345
Note Payoffs	(26,316)			(8,860)
Additional warrants issued to Bridge Note holder			36,376
Exchange of Bridge Notes	8,033	8,033		2,656
Conversion of Bridge Notes	(1,164,947)			(381,209)
Conversion of May 2011 Notes	(671,500)			(166,980)
Exchanges/Exercises of October 2007 Warrants			(1,186,959)
Accreted Interest		(340,050)
Change in FV			(6,826,019)	(2,141,984)
Total Valuation at July 31, 2011	$8,166,355	1,312,241	7,936,668	1,086,599
Issuance of October 2011 Notes	2,326,471	459,396	-	396,818
Note Payoffs	(155,806)
Issuance of Long-term Convertible Promissory Notes	86,400
Conversion of Bridge Notes	(221,788)			(10,530)
Conversion of May 2011 Notes	(1,225,561)			(110,494)
Reclassification of Warrant liability to Equity			(186,908)
Exchange of Warrants			816,259
Accreted Interest		(471,290)
Change in FV			(2,174,948)	(416,347)
Total Valuation at October 31, 2011	$8,976,071	1,300,347	6,391,071	946,046

Warrants

As of October 31, 2011, there were outstanding warrants to purchase 137,841,857 shares of our common stock with exercise prices ranging from $0.15 to $0.1952 per share. Information on the outstanding warrants is as follows:

Type	Exercise Price	Amount	Expiration Date	Type of Financing
Common Stock Purchase Warrant	$0.15	47,090,487	August – October 2012	2007 Securities Purchase Agreement
Common Stock Purchase Warrant	$0.15	287,001	August 2012	August 2007 Notes
Common Stock Purchase Warrant	$0.15	23,593,122	May 2014	May 2011 Convertible Debt Financing
Common Stock Purchase Warrant	$0.15	7,754,902	October 2014	October 2011 Convertible Debt Financing
Common Stock Purchase Warrant	$0.15 - $0.17	22,630,101	January 2013 – April 2015	Bridge Notes
Common Stock Purchase Warrant	$0.15	7,674,512	August 2014	Executive Officer
Common Stock Purchase Warrant	$0.15-$0.1952	446,956	February 2012	Vendor & Other
Common Stock Purchase Warrant	$0.15	2,804,776	May 2014 - November 2015	Placement Agent – Convertible Debt Financing
	Subtotal	112,281,857

Common Stock Purchase Warrant	TBD (1)	25,560,000	April 2014	Optimus Preferred Stock Agreement (4/04/2011)
	Grand Total	137,841,857

(1)    For purposes of this warrant, exercise price means an amount per warrant share equal to the closing sale price of a share of common stock on the applicable tranche notice date.

Warrant Liability/Embedded Derivative Liability

  The fair value of the Warrants and Embedded Derivatives are estimated using an adjusted BSM model. The Company computes multiple valuations, each quarter, using the BSM model for each derivative instrument to account for the various possibilities that could occur due to changes in the inputs to the BSM model as a result of contractually-obligated changes (for example, changes in strike price to account for down-round provisions). The Company effectively weights each calculation based on the likelihood of occurrence to determine the value of the derivative at the reporting date. As of October 31, 2011, the fair value of the Warrants and Embedded Derivatives were determined to be approximately $6.4 million and $946,000, respectively.  As of October 31, 2010, the fair value of the Warrants and Embedded Derivatives were determined to be approximately $13.0 million and $81,000, respectively. We increased income approximately $9.8 million for net changes in the fair value of the common stock warrant liability and embedded derivative liability for the year ending October 31, 2011. We increased income approximately $446,000 for net changes in the fair value of the common stock warrant liability and embedded derivative liability for year ending October 31, 2010.

During the year ended October 31, 2011, investors in the Company exercised 7,233,341 warrants at a price of $0.15, resulting in total proceeds to the Company of approximately $1,085,000 In addition, in an effort to reduce the number of the warrants outstanding from the October 17, 2007 private placement by Advaxis, Inc. (the “ Company ”), the Company has entered into exchange agreements with certain of the holders of such warrants pursuant to which such holders received shares of the Company’s common stock, par value $0.001 per share (the “ Common Stock ”), and/or warrants to purchase shares of Common Stock in amounts that were determined in such negotiations. As of October 31, 2011, the Company has exchanged October 2007 warrants to purchase 28,511,125 shares of Common Stock, including Mr. Moore, in return for 5,840,748 shares of Common Stock and new warrants to purchase 14,651,854 shares of Common Stock (which number includes the warrants issued to Mr. Moore in exchange for his October 2007 warrants as described below). The new warrants issued pursuant to the exchanges are identical to the October 2007 warrants, except that such warrants do not contain any economic anti-dilution adjustment.

Furthermore, during the year ended October 31, 2011, Mr. Moore entered into an exchange agreement with the Company (the “ Exchange Agreement ”), pursuant to which he received a new warrant to purchase 7,674,512 shares of Common Stock (which new warrant (the “ Warrant ”) is identical to the October 2007 warrant except that it does not contain any economic anti-dilution adjustment rights, all as more particularly described in the Warrant attached hereto as Exhibit 4.1) in exchange for (i) surrendering an October 2007 warrant to purchase 2,666,667 shares of Common Stock and (ii) amending a Note Purchase Agreement, dated as of September 22, 2008, by and between the Company and Mr. Moore, to terminate his right to receive warrants in connection with an equity financing, including the equity financing the Company completed in May 2011, which otherwise would have permitted Mr. Moore to receive a warrant to purchase 4,118,956 shares of Common Stock.

 Therefore, primarily as a result of these efforts, the Company reduced the total number of outstanding warrants, subject to anti-dilution provisions, to approximately 49.4 million warrants, as of October 31, 2011.  In addition, the Company recorded a non-cash charge of approximately $458,000 to other expense (loss on retirement) and approximately $486,000 in non-cash warrant expense, for the fiscal year ended October 31, 2011, as a result of these warrant exchanges (including Mr. Moore).

The company recognized non-cash warrant expense of approximately $72,000, for the year ending October 31, 2011, related to the fair value of the additional warrants issued to bridge note holders as well as a placement agent for the sale of junior unsecured convertible promissory notes.

ACCOUNTING FOR STOCK BASED COMPENSATION PLANS	6 Months Ended
Apr. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

10. ACCOUNTING FOR STOCK BASED COMPENSATION PLANS

The Company records compensation expense associated with stock options based on the estimated fair value of each option award that was granted using the Black-Scholes option valuation model.

The table below summarizes compensation expenses from share-based payment awards:

	Three Months Ended		Six Months Ended
	April 30,		April 30,
	2012	2011	2012	2011

Research & Development	133,547	74,364	269,220	170,532
General & Administrative	153,831	105,112	318,342	249,526
Total stock compensation recognized	287,378	179,476	587,562	420,058

Total unrecognized estimated compensation expense related to non-vested stock options granted and outstanding as of April 30, 2012 was approximately $2.5 million which is expected to be recognized over a weighted-average period of approximately 2.25 years.

No options were exercised over the three and six month periods ended April 30, 2012. For the three and six month periods ended April 30, 2012, the Company granted 17,740,000 options at an exercise price of approximately $0.15. The Company utilized the following assumptions in the Black-Scholes valuation model to arrive at a fair value of $0.1448 per option granted during the three and six months ended April 30, 2012:

Exercise Price:	$0.148
Stock Price:	$0.148
Days to Maturity:	3,650 days (10-year life for all options granted )
Risk-free Rate:	2.10%
Volatility:	143%

A summary of changes in the stock option plan for six months ended April 30, 2012 is as follows:

	Number of	Weighted-Average
	Options	Exercise Price
Outstanding at October 31, 2011:	27,317,424	$0.16
Granted	17,740,000	$0.15
Exercised	-	—
Expired	-
Outstanding at January 31, 2012	45,057,424	$0.16
Cancelled	250,000	0.15
Outstanding at April 30, 2012	44,807,424	0.16
Exercisable at April 30, 2012	25,292,737	$0.16
Not Exercisable at April 30, 2012	19,514,687	$0.15

2011 Employee Stock Purchase Plan

Our board of directors adopted the Advaxis, Inc. 2011 Employee Stock Purchase Plan, which we refer to as the ESPP, on August 22, 2011, and our stockholders approved the ESPP on September 27, 2011. The ESPP allows employees to purchase common stock of the Company at an 85% discount to the market price on designated exercise dates. Employees were eligible to participate in the ESPP beginning December 30, 2011. 5,000,000 shares of our common stock are reserved for issuance under the ESPP.

During the three months ended April 30,2012 approximately $7,565 was withheld from employees, on an after-tax basis, in order to purchase 68,397 shares of our common stock in May 2012. During the six months ended April 30, 2012, approximately $9,765 was withheld from employees, on an after-tax basis, in order to purchase 15,862 shares of our common stock in February 2012 and another 68,397 shares of our common stock in May 2012.

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

11. COMMITMENTS AND CONTINGENCIES

University of Pennsylvania

On May 10, 2010, we entered into a second amendment to the Penn license agreement pursuant to which we acquired exclusive licenses for an additional 27 patent applications related to our proprietary Listeria vaccine technology.   As part of this amendment we exercised our option for the rights to seven additional patent dockets, including 23 additional patent applications, at an option exercise fee payable in the form of $35,000 in cash and $70,000 in our common stock (approximately 388,889 shares of our common stock based on a price of $0.18 per share) and agreed to pay historical patent costs incurred by the University of Pennsylvania.

On December 12, 2011, we entered into a third amendment to the Penn license agreement pursuant to which we acquired an exclusive worldwide license agreement for additional patent applications from the laboratory of Dr. Yvonne Paterson at an option exercise fee of $20,000.

As of April 30, 2012, the Company owed approximately $482,000 to Penn under all licensing agreements.

Other

Pursuant to a Clinical Research Service Agreement, the Company is obligated to pay Pharm–Olam International for service fees related to our Phase I clinical trial. As of April 30, 2012, the Company has an outstanding balance of $223,620 on this agreement.

On June 19, 2009 we entered into a Master Agreement and on July 8, 2009 we entered into a Project Agreement with Numoda, a leading clinical trial and logistics management company, to oversee Phase II clinical activity with ADXS11-001 for the treatment of invasive cervical cancer and CIN.  Numoda will be responsible globally for integrating oversight and logistical functions with the clinical research organizations, contract laboratories, academic laboratories and statistical groups involved.  The scope of this agreement covers over three years and is estimated to cost approximately $12.2 million for both trials. Per the agreement, the Company is permitted to pay a portion of outstanding charges to Numoda in the form of the Company’s common stock and during May 2010, the Company issued 3,500,000 shares of its common stock to an affiliate of Numoda in satisfaction of $350,000 in services rendered by Numoda to the Company under the Master Agreement. The Company has recorded a deferred expense on the balance sheet for this amount and amortizes this amount to expense over the life of the agreement. As the Company is billed by Numoda on a monthly basis, these costs are capitalized to deferred expenses. As the clinical trials progress in terms of patient enrollment and time, the Company reduces the deferred expense balance and recognizes clinical trials expense on the statement of operations. From inception through April 30, 2012, the Company has paid Numoda approximately $7.2 million. As of April 30, 2012, the Company owed Numoda approximately $3.7 million, which is recorded in our Accounts Payable at the balance sheet date.

Office & Laboratory Lease

In April 2011, the Company entered into a Sublease Agreement and relocated the current offices and laboratory to a 9,143 square foot leased facility in Princeton, NJ approximately 12 miles south of its former location.  The agreement is for a period of approximately twenty months at the rate of approximately $15,600 per month plus utilities. Utility costs are estimated to be $7,200 per month and are capped at approximately $10,700 per month. Under the current lease, the Company expects to spend approximately $288,000 for the fiscal year ended October 31, 2012.  As an inducement to enter into the agreement, the company will receive rent abatement for a specified number of months through July 31, 2011. The agreement has a termination date of November 29, 2012 and the Company is in discussions with building owner for lease terms beyond this date.

As a result of the rent abatement period, the Company recorded differences between actual rent payments and straight-line rent expense to a deferred liability account.  As of April 30, 2012, this amount was approximately $34,000.

8. COMMITMENTS AND CONTINGENCIES :

University of Pennsylvania

On May 10, 2010, we entered into a second amendment to the Penn license agreement pursuant to which we acquired exclusive licenses for an additional 27 patent applications related to our proprietary Listeria vaccine technology.   As part of this amendment we exercised our option for the rights to seven additional patent dockets, including 23 additional patent applications, at an option exercise fee payable in the form of $35,000 in cash and $70,000 in our common stock (approximately 388,889 shares of our common stock based on a price of $0.18 per share) and agreed to pay historical patent costs incurred by the University of Pennsylvania at a cost of approximately $462,000. As of October 31, 2011, the Company owed Penn approximately $249,000 under all licensing agreements.

During the year ended October 31, 2011, the Company paid approximately $405,000 to Penn under all licensing agreements.

Other

Pursuant to a Clinical Research Service Agreement, the Company is obligated to pay Pharm–Olam International for service fees related to our Phase I clinical trial. As of October 31, 2011, the Company has an outstanding balance of $223,620 on this agreement.

On June 19, 2009 we entered into a Master Agreement and on July 8, 2009 we entered into a Project Agreement with Numoda, a leading clinical trial and logistics management company, to oversee Phase II clinical activity with ADXS11-001 for the treatment of invasive cervical cancer and CIN.  Numoda will be responsible globally for integrating oversight and logistical functions with the clinical research organizations, contract laboratories, academic laboratories and statistical groups involved.  The scope of this agreement covers over three years and is estimated to cost approximately $12.2 million for both trials. Per the agreement, the Company is permitted to pay a portion of outstanding charges to Numoda in the form of the Company’s common stock and during May 2010, the Company issued 3,500,000 shares of its common stock to an affiliate of Numoda in satisfaction of $350,000 in services rendered by Numoda to the Company under the Master Agreement. The Company has recorded deferred expenses on the balance sheet for this amount and amortizes this amount to expense over thelife of the agreement. At October 31, 2011, there was a balance of approximately $1.1 million in deferred expenses related to the Numoda project.  From inception of these agreements through October 31, 2011, the Company has paid Numoda approximately $6.3 million.

New Office & Laboratory Lease

In April 2011, the Company entered into a Sublease Agreement and relocated the current offices and laboratory to a 9,143 square foot leased facility in Princeton, NJ approximately 12 miles south of its former location.  The agreement is for a period of approximately twenty months at the rate of approximately $15,600 per month plus utilities. Utility costs are estimated to be $7,200 per month and are capped at approximately $10,700 per month. Under the current lease, the Company expects to spend approximately $72,000 through October 31, 2011 and approximately $288,000 for the fiscal year ended October 31, 2012.  The Company made an initial payment of approximately $54,000 prior to entering the new facility.   As an inducement to enter into the agreement, the company will receive rent abatement for a specified number of months through July 31, 2011. The agreement has a termination date of November 29, 2012 and the Company is in discussions with building owner for lease terms beyond this date.

As a result of the rent abatement period, the Company recorded differences between actual rent payments and straight-line rent expense to a deferred liability account.  As of October 31, 2011, this amount was approximately $62,000.

Moore Employment Agreement and Option Agreements. We are party to an employment agreement with Mr. Moore, dated as of August 21, 2007 (memorializing an oral agreement dated December 15, 2006), that provides that he will serve as our Chairman of the Board and Chief Executive Officer for an initial term of two years.  For so long as Mr. Moore is employed by us, Mr. Moore is also entitled to nominate one additional person to serve on our board of directors.  Following the initial term of employment, the agreement was renewed for a one year term, and is automatically renewable for additional successive one year terms, subject to our right and Mr. Moore’s right not to renew the agreement upon at least 90 days’ written notice prior to the expiration of any one year term.

Under the terms of the agreement, Mr. Moore was entitled to receive a base salary of $250,000 per year, subject to increase to $350,000 per year, his current salary, upon our successful raise of at least $4.0 million (which condition was satisfied on November 1, 2007) and subject to annual review for increases by our board of directors in its sole discretion.  The agreement also provides that Mr. Moore is entitled to receive family health insurance at no cost to him.  Mr. Moore’s employment agreement does not provide for the payment of a bonus.

In connection with our hiring of Mr. Moore, we agreed to grant Mr. Moore up to 1,500,000 shares of our common stock, of which 750,000 shares were issuable on November 1, 2007 upon our successful raise of $4.0 million and 750,000 shares are issuable upon our successful raise of an additional $6.0 million (which condition was satisfied in January 2010 and the shares were then issued in June 2010).  In addition, on December 15, 2006, we granted Mr. Moore options to purchase 2,400,000 shares of our common stock.  Each option is exercisable at $0.143 per share (which was equal to the closing sale price of our common stock on December 15, 2006) and expires on December 15, 2016.  The options vest in 24 equal monthly installments.  On July 21, 2009, we granted Mr. Moore options to purchase 2,500,000 shares of our common stock.  Each option is exercisable at $0.10 per share (which was equal to the closing sale price of our common stock on July 21, 2009) and expires on July 21, 2019.  One-third of these options vested on the grant date, and the remaining vest in one third installments on the first and second anniversary of the grant. On October 14, 2010, we granted Mr. Moore options to purchase 2,000,000 shares of our common stock. Each option is exercisable at $0.15 per share. These options vest over a three year period beginning one year from the grant date.

We have also agreed to grant Mr. Moore 1,500,000 shares of our common stock if the price of common stock (adjusted for any splits) is equal to or greater than $0.40 for 40 consecutive business days.  Pursuant to the terms of his employment agreement, all options will be awarded and vested upon a merger of the company which is a change of control or a sale of the company while Mr. Moore is employed.  In addition, if Mr. Moore’s employment is terminated by us, Mr. Moore is entitled to receive severance payments equal to one year’s salary at the then current compensation level.

Mr. Moore has agreed to refrain from engaging in certain activities that are competitive with us and our business during his employment and for a period of 12 months thereafter under certain circumstances.  In addition, Mr. Moore is subject to a non-solicitation provision for 12 months after termination of his employment.

Rothman Employment Agreement and Option Agreements.   We previously entered into an employment agreement with Dr. Rothman, Ph.D., dated as of March 7, 2005, that provided that he would serve as our Vice President of Clinical Development for an initial term of one year.  Dr. Rothman’s current salary is $305,000, consisting of $275,000 in cash and $30,000 in stock, payable in our common stock, issued on a semi-annual basis, based on the average closing stock price for such six month period, with a minimum price of $0.20.  While the employment agreement has expired and has not been formally renewed in accordance with the agreement, Dr. Rothman remains employed by us and is currently our Executive V.P. of Clinical and Scientific Operations.

In addition, on March 1, 2005, we granted Dr. Rothman options to purchase 360,000 shares of our common stock.  Each option is exercisable at $0.287 per share (which was equal to the closing sale price of our common stock on March 1, 2005) and expires on March 1, 2015.  All of these options have vested.  On March 29, 2006, we granted Dr. Rothman options to purchase 150,000 shares of our common stock.  Each option is exercisable at $0.26 per share (which was equal to the closing sale price of our common stock on March 29, 2006) and expires on March 29, 2016.  One-fourth of these options vested on the first anniversary of the grant date, and the remaining vest in 12 equal quarterly installments.   On February 15, 2007, we granted Dr. Rothman options to purchase 300,000 shares of our common stock.  Each option is exercisable at $0.165 per share (which was equal to the closing sale price of our common stock on February 15, 2007) and expires on February 15, 2017.  One-fourth of these options vested on the first anniversary of the grant date, and the remaining vest in 12 equal quarterly installments.   Pursuant to the terms of the 2005 plan, at least 75% of Dr. Rothman’s options will be vested upon a merger of the company which is a change of control or a sale of the company while Dr. Rothman is employed, unless the administrator of the plan otherwise allows for all options to become vested.  On July 21, 2009, we granted Mr. Rothman options to purchase 1,750,000 shares of our common stock. Each option is exercisable at $0.10 per share (which was equal to the closing sale price of our common stock on July 21, 2009) and expires on July 21, 2019.  One-third of these options vested on the grant date, and the remaining vest, in one third installments on the first and second anniversary of the grant.  On October 14, 2010, we granted Dr. Rothman options to purchase 2,250,000 shares of our common stock. Each option  is exercisable at $0.15 per share. These options vest over a three year period beginning one year from the grant date.

Dr. Rothman has agreed to refrain from engaging in certain activities that are competitive with us and our business during his employment and for a period of 18 months thereafter under certain circumstances.  In addition, Dr. Rothman is subject to a non-solicitation provision for 18 months after termination of his employment.

SHAREHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

12. SHAREHOLDERS’ EQUITY

Series B Preferred Stock Financing

On April 4, 2011, the Company and Optimus entered into an amendment to the Preferred Stock Purchase Agreement dated July 19, 2010  between the Company and Optimus.  Under the amendment Optimus remains obligated, from time to time until July 19, 2013, to purchase up to an additional 284 shares of non-convertible, redeemable Series B Preferred Stock, $0.001 par value per share (the “ Series B Preferred Stock ”) at a purchase price of $10,000 per share upon notice from the Company to the Investor, subject to the satisfaction of certain conditions set forth in the Purchase Agreement.

In order to satisfy certain conditions set forth in the Purchase Agreement that would allow the Company to require the Investor to purchase the remaining shares of Series B Preferred Stock under the Purchase Agreement, the Amendment provides that, among other things, the Company will issue to the Holder a three-year warrant (the “ Additional Warrant ”) to purchase up to an additional 25,560,000 shares of the Company’s common stock, at an initial exercise price of $0.15 per share, subject to adjustment as described below.  The Additional Warrant will become exercisable on the earlier of (i) the date on which a registration statement registering for resale the shares of the Company’s common stock issuable upon exercise of the Additional Warrant (the “ Warrant Shares ”) becomes effective and (ii) the first date on which such Warrant Shares are eligible for resale without limitation under Rule 144 (assuming a cashless exercise of the Additional Warrant).  The Additional Warrant consists of and is exercisable in tranches, with a separate tranche being created upon each delivery of a tranche notice under the Purchase Agreement.  On each tranche notice date, that portion of the Additional Warrant equal to 135% of the tranche amount will vest and become exercisable, and such vested portion may be exercised at any time during the exercise period on or after such tranche notice date.  On and after the first tranche notice date and each subsequent tranche notice date, the exercise price of the Additional Warrant will be adjusted to the closing sale price of a share of the Company’s common stock on the applicable tranche notice date.  The exercise price of the Additional Warrant may be paid (at the option of the Investor) in cash or by the Investor’s issuance of a four-year, full-recourse promissory note (each, a “ Promissory Note ”), bearing interest at 2% per annum, and secured by specified portfolio of assets.  However, no Promissory Note will be due or payable at any time that (a) the Company is in default of any preferred stock purchase agreement for Series B Preferred Stock or any warrant issued pursuant thereto, any loan agreement or other material agreement or (b) there are any shares of the Company’s Series B Preferred Stock issued or outstanding.  The Additional Warrant also provides for cashless exercise in certain circumstances. If a “Funding Default” (as such term is defined in the Additional Warrant) occurs and the Additional Warrant has not previously been exercised in full, the Company has the right to demand surrender of the Additional Warrant (or any remaining portion thereof) without compensation, and the Additional Warrant will automatically be cancelled.

On April 4, 2011, the Company and the Holder also entered into an Amended and Restated Security Agreement to ensure that any Promissory Note issued upon exercise of the Additional Warrant will be entitled to the benefits of the security and collateral provisions of the Security Agreement dated as of July 19, 2010.

During December 2011, the Company unreserved for issuance shares related to the Optimus warrants. If exercisable, exercise price means an amount per warrant share equal to the closing sale price of a share of common stock on the applicable tranche notice date.

For the three and six months ended April 30, 2012, the Company did not issue and sell any shares of non-convertible, redeemable Series B Preferred Stock to Optimus pursuant to the terms of a Preferred Stock Purchase.

As of April 30, 2012, the Company continued to have 284 shares of its Series B Preferred Stock available for sale to Optimus at a gross purchase price of $10,000 per share in addition to 25,560,000 warrants remaining outstanding. These warrants may vest and become exercisable only if the Company delivers a tranche notice. During December 2011, the Company unreserved common shares related to these warrants.  In addition, under the terms of each of the May, October and December 2011 Notes, the Company may issue Optimus securities only to the extent the net proceeds of such issuance are used to repay May, October and December 2011 Noteholders.

Warrants

During the three and six months ending April 30, 2012, investors in the Company exercised 2,745,097 warrants at a price of $0.15 per share, resulting in total proceeds to the Company of approximately $412,000.  In addition, in an effort to reduce the number of the warrants outstanding from the October 17, 2007 private placement by the Company, the Company has entered into exchange agreements with certain of the holders of such warrants pursuant to which such holders received shares of the Company’s common stock, par value $0.001 per share (the “ Common Stock ”), and/or warrants to purchase shares of Common Stock in amounts that were determined in such negotiations. For the three months ended January 31, 2012, the Company exchanged October 2007 warrants to purchase 4,791,337 shares of Common Stock for new warrants to purchase 6,388,449 shares of Common Stock. The new warrants issued pursuant to the exchanges are identical to the October 2007 warrants, except that such warrants do not contain any economic anti-dilution adjustment. The Company recorded noncash expense of approximately $25,000 to the changes in fair value account resulting from this exchange for the three months ended January 31, 2012. Subsequently, in the three months ended April 30, 2012, the Company exchanged these new warrants, in the amount of 6,388,449 for shares of our common stock in the amount of 1,597,112. The Company recorded noncash income of approximately $54,000 due to the changes in fair value at the date of exchange and a noncash expense of approximately $89,000 resulting from this exchange of warrants for shares of our common stock during the three month period ended April 30, 2012. As of April 30, 2012, the Company had approximately 45 million warrants subject to anti-dilution provisions. Therefore, any future financial offering or instrument issuance below $0.15 per share of the Company’s common stock or warrants will cause further anti-dilution and/or repricing provisions in these 45 million warrants.

At April 30, 2012, the Company had approximately 41 million of its total 137 million outstanding warrants classified as equity (equity warrants). At issuance, equity warrants are recorded at their relative fair values, using the Relative Fair Value Method, in the stockholders equity section of the balance sheet. Our equity warrants can only be settled through the issuance of shares and are not subject to anti-dilution provisions.

11. SHAREHOLDERS’ EQUITY :

Series B Preferred Stock Financing

On July 19, 2010, the Company entered into a Series B Preferred Stock Purchase Agreement with Optimus (the “Series B Purchase Agreement”), pursuant to which Optimus agreed to purchase, upon the terms and subject to the conditions set forth therein and described below, up to $7.5 million of the Company’s newly authorized, non-convertible, redeemable Series B preferred stock (“Series B Preferred Stock”) at a price of $10,000 per share.  Under the terms of the Series B Purchase Agreement, subject to the Company’s ability to maintain an effective registration statement for the Warrant Shares (as defined below), the Company may from time to time until July 19, 2013, present Optimus with a notice to purchase a specified amount of Series B Preferred Stock. Subject to satisfaction of certain closing conditions, Optimus is obligated to purchase such shares of Series B Preferred Stock on the 10th trading day after the date of the notice. The Company will determine, in its sole discretion, the timing and amount of Series B Preferred Stock to be purchased by Optimus, and may sell such shares in multiple tranches. Optimus will not be obligated to purchase the Series B Preferred Stock upon the Company’s notice (i) in the event the average closing sale price of the Company’s common stock during the nine trading days following delivery of such notice falls below 75% of the closing sale price of the Company’s common stock on the trading day prior to the date such notice is delivered to Optimus, or (ii) to the extent such purchase would result in the Company and its affiliates beneficially owning more than 9.99% of the Company’s outstanding common stock.  The Series B Preferred Stock is only redeemable at the option of the Company as set forth in the Company’s Certificate of Designations of Preferences, Rights and Limitations of Series B Preferred Stock and not otherwise subject to redemption or repurchase by the Company in any circumstances.

Pursuant to the Series B Purchase Agreement, on July 19, 2010, the Company issued to an affiliate of Optimus a three-year warrant to purchase up to 40,500,000 shares of the Company’s common stock (the “Warrant Shares”), at an initial exercise price of $0.25 per share, subject to adjustment as described below.  The warrant consists of and is exercisable in tranches, with a separate tranche being created upon each delivery of a tranche notice under the Series B Purchase Agreement. On each tranche notice date, that portion of the warrant equal to 135% of the tranche amount will vest and become exercisable, and such vested portion may be exercised at any time during the exercise period on or after such tranche notice date. On and after the first tranche notice date and each subsequent tranche notice date, the exercise price of the warrant will be adjusted to the closing sale price of a share of the Company’s common stock on the applicable tranche notice date. The exercise price of the warrant may be paid (at the option of the affiliate of Optimus) in cash or by its issuance of a four-year, full-recourse promissory note, bearing interest at 2% per annum, and secured by a specified portfolio of assets. However, such promissory note is not due or payable at any time that (a) the Company is in default of any preferred stock purchase agreement for Series B Preferred Stock or any warrant issued pursuant thereto, any loan agreement or other material agreement or (b) there are any shares of the Series B Preferred Stock issued or outstanding.

On April 4, 2011,the  Company and Optimus  entered into an amendment to the Preferred Stock Purchase Agreement dated July 19, 2010  between the Company and Optimus.  Under the amendment Optimus  remains obligated, from time to time until July 19, 2013, to purchase up to an additional 284 shares of non-convertible, redeemable Series B Preferred Stock, $0.001 par value per share (the “ Series B Preferred Stock ”) at a purchase price of $10,000 per share upon notice from the Company to the Investor, subject to the satisfaction of certain conditions set forth in the Purchase Agreement.

In order to satisfy certain conditions set forth in the Purchase Agreement that would allow the Company to require the Investor to purchase the remaining shares of Series B Preferred Stock under the Purchase Agreement, the Amendment provides that, among other things, the Company will issue to the Holder a three-year warrant (the “ Additional Warrant ”) to purchase up to an additional 25,560,000 shares of the Company’s common stock, at an initial exercise price of $0.15 per share, subject to adjustment as described below.  The Additional Warrant will become exercisable on the earlier of (i) the date on which a registration statement registering for resale the shares of the Company’s common stock issuable upon exercise of the Additional Warrant (the “ Warrant Shares ”) becomes effective and (ii) the first date on which such Warrant Shares are eligible for resale without limitation under Rule 144 (assuming a cashless exercise of the Additional Warrant).  The Additional Warrant consists of and is exercisable in tranches, with a separate tranche being created upon each delivery of a tranche notice under the Purchase Agreement.  On each tranche notice date, that portion of the Additional Warrant equal to 135% of the tranche amount will vest and become exercisable, and such vested portion may be exercised at any time during the exercise period on or after such tranche notice date.  On and after the first tranche notice date and each subsequent tranche notice date, the exercise price of the Additional Warrant will be adjusted to the closing sale price of a share of the Company’s common stock on the applicable tranche notice date.  The exercise price of the Additional Warrant may be paid (at the option of the Investor) in cash or by the Investor’s issuance of a four-year, full-recourse promissory note (each, a “ Promissory Note ”), bearing interest at 2% per annum, and secured by specified portfolio of assets.  However, no Promissory Note will be due or payable at any time that (a) the Company is in default of any preferred stock purchase agreement for Series B Preferred Stock or any warrant issued pursuant thereto, any loan agreement or other material agreement or (b) there are any shares of the Company’s Series B Preferred Stock issued or outstanding.  The Additional Warrant also provides for cashless exercise in certain circumstances. If a “Funding Default” (as such term is defined in the Additional Warrant) occurs and the Additional Warrant has not previously been exercised in full, the Company has the right to demand surrender of the Additional Warrant (or any remaining portion thereof) without compensation, and the Additional Warrant will automatically be cancelled.

On April 4, 2011, the Company and the Holder also entered into an Amended and Restated Security Agreement to ensure that any Promissory Note issued upon exercise of the Additional Warrant will be entitled to the benefits of the security and collateral provisions of the Security Agreement dated as of July 19, 2010.
From November 1, 2010, through October 31, 2011 the Company issued and sold 177 shares of non-convertible, redeemable Series B Preferred Stock to Optimus pursuant to the terms of a Preferred Stock Purchase.  Prior to closing on the Preferred Stock purchase, the company received $300,000 from Optimus in exchange for promissory notes (subsequently repaid at closing).  The Company received gross proceeds of $1.47 million (net proceeds of $1.34 million) from this transaction.

In connection with these transactions, Optimus exercised 15,752,903 warrants at exercise prices ranging from $.15 to $.155. In addition, on April 4, 2011, under an amendment to the Preferred Stock Purchase Agreement dated July 19, 2010, the Company issued Optimus a three-year warrant to purchase 25,560,000 shares of the Company’s common stock at an initial exercise price of $0.15.  As of October 31, 2011, 25,560,000 warrants remained outstanding.

As of October 31, 2011, the Company continued to have 284 shares of its Series B Preferred Stock available for sale to Optimus at a gross purchase price of $10,000.  Under the terms of the May 2011 Notes, the Company may issue Optimus securities only to the extent the net proceeds of such issuance are used to repay May 2011 Noteholders.

Warrants

Some of our warrants (except the warrants issued to an affiliate of Optimus) contain “full-ratchet” anti-dilution provisions originally set at $0.20 with a term of five years.  The Optimus transaction on January 11, 2010 triggered the anti-dilution provisions of the warrant agreements requiring a reset of both the price of these warrants (from $.20 to $.17) and an increase in amount of warrants.  Subsequently, the Optimus transaction on September 28, 2010 triggered the anti-dilution provisions of the warrant agreements requiring a reset of both the price of these warrants (from $0.17 to $0.15) and an increase in the amount of warrants.  Therefore, any future financial offering or instrument issuance below $0.15 per share of the Company’s common stock or warrants will cause further anti-dilution and/or repricing provisions in approximately 49.4 million of our outstanding warrants.

FAIR VALUE	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

13.    FAIR VALUE

The authoritative guidance for fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Market participants are buyers and sellers in the principal market that are (i) independent, (ii)knowledgeable, (iii) able to transact, and (iv) willing to transact. The guidance describes a fair value hierarchy based on the levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

·   Level 1 — Quoted prices in active markets for identical assets or liabilities

·   Level 2— Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or corroborated by observable market data or substantially the full term of the assets or liabilities

·   Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the value of the assets or liabilities

The following table provides the liabilities carried at fair value measured on a recurring basis as of April 30, 2012:

April 30, 2012	Level 1	Level 2	Level 3	Total

Common stock warrant liability, warrants exercisable at $0.15 - $0.17 from August 2012 through November 2015	$-	$	$3,090,088	$3,090,088
Embedded derivative liability, convertible at $0.15 from May 2012 through January 2013	$-	$	$137,749	$137,749

The following table summarizes the changes in fair value of the Company's Level 3 financial instruments for the three and six months ended April 30, 2012 and April 30, 2011.

Embedded derivative liability

	April 30, 2012	April 30, 2011
Beginning balance at October 31, 2011 and 2010	$946,046	$81,028
Issuance of embedded derivatives associated with convertible notes	306,568	200,569
Note Conversions and Payoffs	(670,755)	-
Change in fair value	159,657	(51,972)
Balance at January 31, 2012 and 2011	741,496	229,625
Issuance of embedded derivatives associated with convertible notes	-	697,736
Note Conversions	(165,693)	-
Note Payoffs	-	(5,904)
Change in fair value	(438,054)	918,870
Balance at April 30, 2012 and 2011	$137,749	$1,840,327

Common stock warrant liability:

	April 30, 2012	April 30, 2011
Beginning balance at October 31, 2011 and 2010	$6,391,071	$13,006,194
Issuance of common stock warrants	-	600,407
Exercises and Exchanges of warrants	59,572	(1,295,884)
Change in fair value	(923,052)	(3,789,889)
Balance at January 31, 2012 and 2011	$5,527,591	$8,520,828

Issuance of common stock warrants	-	3,111,758
Exercises of warrants	-	(639,960)
Exchanges of warrants	(134,796)	-
Change in fair value	(2,302,707)	4,915,676
Balance at April 30, 2012 and 2011	$3,090,088	$15,908,302

12. Fair Value

The authoritative guidance for fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for the asset or liability in an orderly transaction betweenmarket participants on the measurement date. Market participants are buyers and sellers in the principal market that are (i) independent, (ii)knowledgeable, (iii) able to transact, and (iv) willing to transact. The guidance describes a fair value hierarchy based on the levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

•   Level 1 — Quoted prices in active markets for identical assets or liabilities

•   Level 2— Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or corroborated by observable market data or substantially the full term of the assets or liabilities

•  Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the value of the assets or liabilities

In accordance with FASB ASC 820, “Fair Value Measurements and Disclosures”, the following table represents the Company’s fair value hierarchy for its financial liabilities measured at fair value on a recurring basis as of October 31, 2011:

Level 3 — 2011
Fair Value of Embedded Derivative	$946,046
Common Stock Warrants	$6,391,071
Total	$7,337,117

. Accordingly, the derivatives were valued using the Black-Scholes model as described in Note 6

In accordance with the fair value hierarchy described above, the following table shows the fair value of the Company's financial instruments that are required to be measured at fair value as of October 31, 2011 and October 31, 2010:

October 31, 2011	Level 1	Level 2	Level 3	Total

Common stock warrant liability, warrants exercisable at $.15 - $0.1952 from February 2011 through November 2015	$-	$	$6,391,071	$6,391,071
Embedded derivative liability, convertible at $0.15 from August 2011 through May 2012	$-	$	$946,046	$946,046

October 31, 2010	Level 1		Level 2	Level 3	Total

Common stock warrant liability, warrants exercisable at $.15 - $0.287 from February 2011 through August 2015	$		$-	$13,006,194	$13,006,194
C Embedded derivative liability, convertible at $0.15 from October 2010 through May 2011		$-	$-	$81,028	$81,028

As of October 31, 2011, the fair values of the Company's Level 3 financial instruments were $7,337,117. As of October 31, 2010, the fair values of these financial instruments, classified as Level 3 financial instruments, were $13,087,222.  These financial instruments consist of common stock warrants and embedded derivatives.

As of October 31, 2011 and October 31, 2010, the Company held no Level 2 or Level 1 financial instruments.

As of October 31, 2011, the fair value of the Company's Level 3 financial instruments totaled $7,491,422.  The Level 3 financial instruments consist of common stock warrants issued by the Company between October 2005 and May 2011, which include features requiring liability treatment of the warrants. The fair value of warrants issued to purchase 91,415,804 shares of the Company’s common stock was estimated by the Company using the Black-Scholes model (BSM Model).  The Company computes valuations, each quarter, using the BSM model for each warrant to account for the various possibilities that could occur due to changes in the inputs to the BSM model as a result of contractually-obligated changes (for example, changes in strike price to account for down-round provisions). The Company effectively weights each calculation based on the likelihood of occurrence to determine the value of the warrant at the reporting date.

There were no transfers of assets or liabilities between level 1, level 2 and level 3 during the twelve months ended October 31, 2011 or 2010.

The following table summarizes the changes in fair value of the Company's Level 3 financial instruments for the twelve months ended October 31, 2011:  The following table summarizes the changes in fair value of the Company’s Level 3 financial instruments for the twelve months ended October 31, 2010.

Embedded derivative liability
	October 31, 2011	October 31, 2010
Beginning balance at October 31, 2010 and 2009	$81,028	$1,086,514
Issuance of embedded derivatives associated with convertible notes	3,505,605	522,530
Note Conversions and Payoffs	(683,977)	(825,682)
Reclassification of embedded derivative liability to equity	(190,449)	-
Change in fair value	(1,766,161)	(702,334)
Ending balance	$946,046	$81,028
Common stock warrant liability:
	October 31, 2011	October 31, 2010
Beginning balance at October 31, 2010 and 2009	$13,006,194	$11,961,734
Issuance of common stock warrants	5,065,326	8,579,900
Exercises and Exchanges of warrants	(3,826,409)	(7,792,198)
Reclassification of common stock warrant liability to equity	101,867	-
Change in fair value	(7,955,907)	256,758
Ending balance	$6,391,071	$13,006,194

SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

14. SUBSEQUENT EVENTS

Numoda Stock Purchase Agreement

On June 13, 2012, the Company entered into a stock purchase agreement with Numoda Corporation (“Numoda”), pursuant to which the Company issued to Numoda 15 million shares (collectively, the “AR Cancellation Shares”) at a purchase price per share of $0.15, in exchange for the immediate cancellation of $2,250,000 of accounts receivables owed by the Company to Numoda pursuant to the Master Agreement, dated June 19, 2009, between Numoda and the Company. Numoda has agreed not to sell the AR Cancellation Shares until July 3, 2012, twenty calendar days from the closing of the transaction on June 13, 2012 (such period, the “Lock-Up Period”). During the Lock-Up Period the Company has the option, in its sole discretion, to redeem up to 100% of the AR Cancellation Shares at a purchase price per share of $0.15. In connection with such issuance, the Company has also agreed to register the resale by Numoda of the AR Cancellation Shares with the Securities and Exchange Commission within thirty business days from the closing of the transaction on June 13, 2012.

Exchange Agreement

Effective May 14, 2012, the Company entered into exchange agreements with certain holders of an aggregate of approximately $4.5 million of the outstanding principal amount of certain convertible promissory notes of the Company originally issued either on May 12, 2011, October 31, 2011 or January 9, 2012 pursuant to which such holders received (i) an aggregate of approximately 52.2 million shares of Common Stock and (ii) warrants to purchase an aggregate of approximately 5.8 million shares of Common Stock in exchange for (i) surrendering or converting the Existing Notes and surrendering warrants to purchase an aggregate of approximately 31.3 million shares of Common Stock originally issued in the Prior Offerings and (ii) amending the Note Purchase Agreements between the Company and the Existing Investors, dated as of May 9, 2011, October 28, 2011 or December 29, 2011, respectively, to terminate (x) the Existing Investors’ right to liquidated damages if the Company fails for any reason to satisfy the current public information requirement under Rule 144(c) promulgated under the Securities Act, (y) the Existing Investors’ right to participate in any proposed or intended issuance or sale or exchange of the Company’s securities, and (z) the prohibition on the Company’s ability to effect, or enter into an agreement to effect, any issuance of the Company’s securities for cash consideration involving a variable rate transaction. The Exchange Agreements also provide that, for three months from the date of the Exchange Agreements, if the Company offers, issues, or agrees to issue any of its securities, other than Exempt Issuances (as defined in the Exchange Agreements), at an effective price per share less than the Base Share Price (as defined in the Exchange Agreements), then the Company shall issue additional shares of Common Stock to each Existing Investor in accordance with the formula set forth in the Exchange Agreements.

Effective May 14, 2012, certain of the Existing Investors holding an aggregate of approximately $247,000 of Existing Notes issued on October 31, 2011 and January 9, 2012 entered into Amendment, Consent and Waiver Agreements with the Company, pursuant to which such holders agreed to amend the Note Purchase Agreements between the Company and such holders, dated as of October 28, 2011 and December 29, 2011, to terminate (i) the Existing Investors’ right to participate in any proposed or intended issuance or sale or exchange of the Company’s securities, and (ii) the prohibition on the Company’s ability to effect, or enter into an agreement to effect, any issuance of the Company’s securities for cash consideration involving a variable rate transaction. These holders also agreed to consent to the transactions contemplated by the Exchange Agreements.

Note Purchase Agreement

Effective May 14, 2012, the Company entered into a Note Purchase Agreement (the “ Note Purchase Agreement ”) with certain accredited investors (collectively, the “ Note Investors ”) whereby the Note Investors acquired approximately $953,333 of convertible promissory notes of the Company (the “ Notes ”) for an aggregate purchase price of approximately $715,000 (including the $240,000 in deferred investment funds – see Footnote #6) in a private placement (the “ Offering ”). The Notes were issued with an original issue discount of 25%. Each Note Investor paid $0.75 for each $1.00 of principal amount of Notes purchased at the closing of the Offering. The Company closed the Offering on May 18, 2012. The Notes are convertible into shares of Common Stock at a per share conversion price equal to $0.15. Additionally, each Note Investor received a warrant to purchase such number of shares of Common Stock equal to 50% of such number of shares of Common Stock issuable upon conversion of the Note (the “Warrants ”) at an exercise price of $0.15 per share.

The Notes mature on May 18, 2013, the first anniversary of the closing date of the Offering (the “ Maturity Date ”). The Company may redeem the Notes under certain circumstances. The Warrants are exercisable at any time on or before May 18, 2017, the fifth anniversary of the issue date of the Warrants. The Warrants may be exercised on a cashless basis under certain circumstances. The Notes and Warrants also provide that on December 1, 2012, solely to the extent the conversion price of the Notes or the exercise price of the Warrants, as applicable, is less than the “Market Price” (as defined in the Notes or the Warrants, as applicable), such conversion price or exercise price, as applicable, shall be reduced to such Market Price.

To the extent a Note Investor does not elect to convert its Notes as described above, the principal amount of the Notes not so converted shall be payable in cash on the Maturity Date.

The Note may be converted by the Note Investors in whole or in part. However, except as otherwise provided in the Notes, only 75% of the initial principal amount of each Note is convertible at any time after issuance and the remainder is convertible at maturity. The Notes and Warrants include a limitation on conversion or exercise, which provides that at no time will a Note Investor be entitled to convert any portion of the Notes or exercise any number of Warrants, that would result in the beneficial ownership by the Note Investor and its affiliates of more than 4.99% of the outstanding shares of Common Stock on such date.

In connection with the Offering, the Company entered into a Registration Rights Agreement, dated as of May 18, 2012 (the “ Note Registration Rights Agreement ”) with the Note Investors. Pursuant to the Note Registration Rights Agreement, the Company has agreed with the Note Investors to file a registration statement under the Securities Act within thirty business days of the closing of the Offering to register the offering of the shares of Common Stock issuable upon conversion of the Notes and the exercise of the Warrants.

Rodman & Renshaw, LLC (“ Rodman ”), a subsidiary of Rodman & Renshaw Capital Group, Inc. (NASDAQ:RODM) acted as the exclusive placement agent in connection with the Offering and the Company paid to Rodman a cash placement fee equal to $28,000. In addition, Rodman received warrants to purchase 355,556 shares of Common Stock in a form substantially identical to the Warrants, which warrants are exercisable at $0.15 per share.

JMJ Financial

On May 8, 2012, the Company entered into a Settlement Agreement (the “ Settlement Agreement ”) with JMJ Financial, an accredited investor ( “ JMJ ”), which provides for (i) the voluntary prepayment by JMJ to the Company of $500,000 on the principal amount outstanding under one of the notes issued by JMJ to the Company in April 2011, (ii) the cancellation of all of the outstanding notes issued by JMJ to the Company in April 2011, (iii) the cancellation of all of the outstanding notes issued by the Company to JMJ in April 2011, other than the portion of such notes for which JMJ has paid cash to the Company, (iv) a mutual release of any claims held by the Company or JMJ relating to an outstanding dispute and (v) the issuance by the Company of 4,000,000 newly issued shares of the Company’s common stock (the “ Settlement Shares ”) to JMJ as consideration for the cancellation of the notes and the release. As a result of the Settlement Agreement, no further payments will be made by either the Company or JMJ under the notes issued by each party in April 2011.

In connection with the Settlement Agreement, the Company entered into a Registration Rights Agreement, dated as of May 8, 2012 with JMJ. The Company has agreed with JMJ to provide certain rights to register under the Securities Act of 1933, as amended, the Settlement Shares, and agreed to file a registration statement under the Securities Act within 30 days of the date of the JMJ Registration Rights Agreement to register the offering of the Settlement Shares.

Junior Unsecured Subordinated Convertible Promissory Notes

On May 22, 2012, the Company entered into an exchange agreement with a certain holder of an aggregate of approximately $50,000 of outstanding principal on a junior unsecured convertible promissory note issued on October 5, 2011 pursuant to which such holder received (i) an aggregate of approximately 583,000 shares of Common Stock and (ii) a warrant to purchase an aggregate of approximately 21,000 shares of Common Stock in exchange for surrendering or converting the Existing Note and surrendering warrants to purchase an aggregate of approximately 292,000 shares of Common Stock originally issued with the junior unsecured convertible promissory note. The warrants expire in October 2015.

13. SUBSEQUENT EVENTS

December 2011 Note Financing

On December 29, 2011, we entered into a Note Purchase Agreement, which we refer to as the December 2011 purchase agreement, with certain accredited investors, whereby the investors acquired approximately $1.2 million of our convertible promissory notes, which we refer to as the Notes, for an aggregate purchase price of approximately $1.0 million in a private placement, which we refer to as the December 2011 offering. The Notes were issued with an original issue discount of 15%. Each investor paid $0.85 for each $1.00 of principal amount of Notes purchased at the closing of the December 2011 offering. The Notes are convertible into shares of our common stock, at a per share conversion price equal to $0.15. Additionally, each investor received a warrant, which we refer to as the Warrants, to purchase such number of shares of our common stock equal to 50% of such number of shares of our common stock issuable upon conversion of the Note at an exercise price of $0.15 per share.

The Notes mature on January 9, 2013. We may redeem the Notes under certain circumstances. The Warrants are exercisable at any time on or before January 9, 2015. The Warrants may be exercised on a cashless basis under certain circumstances.

To the extent an investor does not elect to convert its Notes as described above, the principal amount of the Notes not so converted on or prior to the maturity date shall be payable in cash on the maturity date.

The Notes may be converted by the investors, at the option of such investor, in whole or in part.  However, except as otherwise provided in the Notes, only 85% of the initial principal amount of each Note is convertible prior to maturity.  The Notes and Warrants include a limitation on conversion or exercise, which provides that at no time will an investor be entitled to convert any portion of the Notes or exercise any of the Warrants, to the extent that after such conversion or exercise, such investor (together with its affiliates) would beneficially own more than 4.99% of the outstanding shares of our common stock as of such date.

In connection with the December 2011 offering, we intend to enter into a Registration Rights Agreement with the investors.  Pursuant to such agreement, we agree with the investors to provide certain rights to register under the Securities Act of 1933, as amended, the shares of our common stock issuable upon any conversion of the Notes and the exercise of the Warrants, and agree to file a registration statement within 45 days of the closing of the December 2011 offering to register the offering of the shares of our common stock issuable upon conversion of the Notes and the exercise of the Warrants.

Rodman & Renshaw, LLC, which we refer to as Rodman, a subsidiary of Rodman & Renshaw Capital Group, Inc. (NASDAQ:RODM) acted as the exclusive placement agent in connection with the December 2011 offering and received compensation of a cash placement fee equal to 7% of the aggregate purchase price paid by investors in the December 2011 offering (approximately $73,000) and Warrants to purchase 575,098 shares of our common stock (approximately 7% of the shares of our common stock issuable upon conversion of the Notes), which warrants are exercisable at $0.15 per share and shall expire on January 9, 2015.

Junior Subordinated Convertible Promissory Notes

During November and December 2011, the Company converted approximately $169,000 in principal into 1,126,667 shares of the Company’s common stock at an conversion price of $0.15, in full satisfaction of these junior subordinated convertible promissory notes.

In addition, the Company paid approximately $53,000 in principal on an outstanding junior subordinated convertible promissory note.  In exchange for extending the remaining principal on this note, of approximately $300,000, for an additional nine months, the Company agreed to issue this investor approximately 2.3 million additional warrants at an exercise price of $0.15 as well as pay additional interest in the amount of approximately $53,000.

May 2011 Notes

During November and December 2011, the Company converted approximately $1.7m in principal into 11,313,727 shares of the Company’s common stock at an conversion price of $0.15.

October 2011 Notes

During December 2011 and January 2012, the Company converted $1.28 million in principal into 8,183,333 shares of the Company’s common stock at an conversion price of $0.15.

University of Pennsylvania

On December 12, 2011, we entered into a third amendment to the Penn license agreement pursuant to which we acquired an exclusive worldwide license agreement for additional patent applications from the laboratory of Dr. Yvonne Paterson.  One application pertains to the antigen ISG15 from Penn for use in our Lm -LLO based immunotherapies for the treatment of cancer and other diseases.  This intellectual property resulted from work performed in the laboratory of Dr. Yvonne Paterson that demonstrated ISG15 was an effective immunological target for the treatment of a number of different cancers in animal models, including ovarian, colon, breast and other cancers.  SG-15 expression is elevated in “triple negative” breast cancer, a disease in which HER2, estrogen and progesterone receptors are lacking, and thus has no defined therapeutic immune target at the moment.  An Lm-LLO vaccine that targets ISG-15 may prove to be an effective agent in an area where there is a significant unmet medical need.  As part of this amendment, we exercised our option for the rights to two additional patent dockets at an option exercise fee payable in the form of $20,000 in cash.

SHARE-BASED COMPENSATION EXPENSE	12 Months Ended
Oct. 31, 2011
Share-Based Compensation [Abstract]
Share Based Compensation [Text Block]
2.  SHARE-BASED COMPENSATION EXPENSE

The Company adopted ASC 718 and uses the modified prospective transition method, which requires the application of the accounting standard as of November 1, 2005, the first day of the Company’s fiscal year 2006. In accordance with the modified prospective transition method, the Company’s Financial Statements for prior periods were not restated to reflect, and do not include the impact of ASC 718. The Company began recognizing expense in an amount equal to the fair value of share-based payments (stock option awards) on their date of grant, over the requisite service period of the awards (usually the vesting period). Under the modified prospective method, compensation expense for the Company is recognized for all share based payments granted and vested on or after November 1, 2005 and all awards granted to employees prior to November 1, 2005 that were unvested on that date but vested in the period over the requisite service periods in the Company’s Statement of Operations. Prior to the adoption of the fair value method, the Company accounted for stock-based compensation to employees under the intrinsic value method of accounting set forth in Accounting Principles Board Opinion No. 25, Accounting for Stock Issued to Employees , and related interpretations. Therefore, compensation expense related to employee stock options was not reflected in operating expenses in any period prior to the fiscal year of 2006 and prior period results have not been restated. Since the date of inception to October 31, 2005 had the Company adopted the fair value based method of accounting for stock-based employee compensation under the provisions of ASC 718, Stock Compensation expense would have totaled $328,176 and the effect on the Company’s net loss would have been as follows for the period March 1, 2002 (date of inception) to October 31, 2011:

March 1, 2002 (date of inception) to October 31, 2011
Net Loss as reported	$(35,487,856)
Add: Stock based option expense included in recorded net loss	89,217
Deduct stock option compensation expense determined under fair value based method	(328,176)
Adjusted Net Loss	$(35,726,815)

The fair value of each option granted from the Company’s stock option plans during the years ended October 31, 2011 and 2010 was estimated on the date of grant using the Black-Scholes option-pricing model. Using this model, fair value is calculated based on assumptions with respect to (i) expected volatility of the Company’s Common Stock price, (ii) the periods of time over which employees and Board Directors are expected to hold their options prior to exercise (expected lives), (iii) expected dividend yield on the Company’s Common Stock, and (iv) risk-free interest rates, which are based on quoted U.S. Treasury rates for securities with maturities approximating the options’ expected lives.  The company used their own historical volatility in determining the volatility to be used. Expected lives are based on contractual terms given the early stage of the business and lack of intrinsic value. The expected dividend yield is zero as the Company has never paid dividends to common shareholders and does not currently anticipate paying any in the foreseeable future.
	Year Ended	Year Ended
	October 31, 2011	October 31, 2010
Expected volatility	150.44%	156.5%
Expected Life	10.0 years	10.0 years
Dividend yield	0	0
Risk-free interest rate	3.50%	2.75%

Stock-based compensation expense recognized during the period is based on the value of the portion of share-based payment awards that vested during the period. Stock-based compensation expense for the twelve months ended October 31, 2011 includes compensation expense for share-based payment awards granted prior to, but not yet vested as of October 31, 2005 based on the grant date fair value and compensation expense for the share-based payment awards granted subsequent to October 31, 2005 based on the grant date fair value estimated in accordance with the provisions of ASC 718. Compensation expense for all share-based payment awards to be recognized using the straight line method over the requisite service period. As stock-based compensation expense for the fiscal years 2011 and 2010 is based on awards granted and vested, it has been reduced for estimated forfeitures (4.4%). ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. In the Company’s pro forma information required under SFAS 123 for the periods prior to fiscal 2006, the Company accounted for forfeitures as they occurred.

The Company accounts for nonemployee stock-based awards in which goods or services are the consideration received for the equity instruments issued based on the fair value of the equity instruments.

NOTES PAYABLE	12 Months Ended
Oct. 31, 2011
Notes Payable [Abstract]
Notes Payable [Text Block]
5. NOTES PAYABLE:

Moore Notes

On September 22, 2008, Advaxis entered into an agreement (the “Moore Agreement”) with the Company’s Chief Executive Officer, Thomas Moore, pursuant to which the Company agreed to sell senior promissory notes to Mr. Moore, from time to time (“the Moore Notes”). On June 15, 2009, Mr. Moore and the Company amended the Moore Notes to increase the amounts available pursuant to the Moore Agreement from $800,000 to $950,000 and change the maturity date of the Moore Notes from June 15, 2009 to the earlier of January 1, 2010 or the Company’s next equity financing resulting in gross proceeds to the Company of at least $6 million.

On February 15, 2010, we agreed to amend the terms of the Moore Notes such that (i) Mr. Moore may elect, at his option, to receive accumulated interest thereon on or after March 17, 2010, (ii) we would begin to make monthly installment payments of $100,000 on the outstanding principal amount beginning on April 15, 2010; provided, however, that the balance of the principal will be repaid in full on consummation of our next equity financing resulting in gross proceeds to us of at least $6.0 million and (iii) we would retain $200,000 of the repayment amount for investment in our next equity financing.

On March 17, 2011, in connection with a loan made by our Chief Executive Officer, Thomas A. Moore, to us in the amount of $230,000, we agreed to further amend and restate the terms of the amended and restated senior promissory note held by Mr. Moore (the “Moore Notes”) .  Under the terms of the amended and restated Moore Notes: (i) the maturity date is the earlier of (x) the date of consummation of an equity financing by us in an amount of $6.0 million or more and (y) the occurrence of any event of default as defined in the Moore Notes, (ii) Mr. Moore may elect, at his option, to receive accumulated interest thereon on or after April 15, 2011, (iii) we will make monthly installment payments of $100,000 on the outstanding principal amount beginning on June 15, 2011, and (iv) we may retain, at the option of Mr. Moore, $200,000 of the repayment amount for investment in our next equity financing.

 In addition, Mr. Moore acquired a Note in the October 2011 Offering in exchange for the cancellation of $400,000 of outstanding indebtedness owed by the Company under the Moore Notes.  As an investor in the October 2011 Offering, Mr. Moore received 1,568,627 warrants at an exercise price of $0.15. These warrants expire in October 2014.

 For the twelve months ending October 31, 2011, the Company paid Mr. Moore $200,000 in principal and approximately $5,500 in interest on the Moore Notes.  As of October 31, 2011 and October 31, 2010, respectively, the Company was not in default under the terms of the Moore Agreement.  As of October 31, 2011, the Company owed Mr. Moore approximately $273,000 in principal and approximately $135,000 in accrued interest under the Moore Notes.  As of October 31, 2010, the Company owed Mr. Moore approximately $573,000 in principal and approximately $57,000 in accrued interest under the Moore Notes.

Senior Convertible Promissory Notes

Effective July 5, 2009, the Company entered into a Note Purchase Agreement with certain accredited investors, pursuant to which such investors acquired senior convertible promissory notes of the Company.  At July 31, 2011, the Company had one outstanding senior convertible promissory note with $88,824 in principal value and $26,471 in accrued interest remaining.  On August 19, 2011, the Company issued 768,633 shares of common stock to this investor in full satisfaction of this senior convertible promissory note.  As of October 31, 2011, the Company had no remaining senior convertible promissory notes outstanding.

Junior Subordinated Convertible Promissory Notes

At October 31, 2010, the Company had approximately $688,000 in outstanding principal related to its Junior Subordinated Convertible Promissory Notes.  During the twelve months ended October 31, 2011, the Company entered into Junior Subordinated Convertible Promissory Notes in the aggregate principal value of  $1,886,851 for aggregate net purchase prices of $1,670,000.  These notes had maturity dates ranging from December 31, 2010 to October 31, 2012.

During the twelve month period ended October 31, 2011, the Company reached agreement with ten investors, whose notes were to mature on dates ranging from December 31, 2010 to April 30, 2011, in the aggregate principal value of approximately $479,000 (included in the above aggregate principal value of $1,886,851) to exchange their original notes for new notes due on dates ranging from March 31, 2011 to August 2, 2011.  In return for exchanging their notes, these investors received additional interest of $25,208 plus approximately 816,000 additional warrants, valued using the BSM model, at approximately $87,000.

During the twelve month period ended October 31, 2011,the Company reached agreement with three investors, whose notes were to mature on dates ranging between August 1 and October 31, 2011,in the aggregate principal value of approximately$318,000 (included in the above aggregate principal value of $1,886,851) to make partial repayments on their notes totaling $99,000 and exchanged the remaining principal on the original notes for new notes (with the same amount of principal) due on dates ranging from March 31, 2012 to May 31, 2012.  These three investors also received approximately 730,000 additional warrants, valued using the BSM model, totaling approximately $80,000.

The Company accounted for two of these three note exchanges as substantial debt modifications under ASC 470-50: Debt Modifications and Extinguishments. Therefore, the Company recorded the present values of the principal on the new notes along with the fair value of the additional warrants issued and wrote off the remaining principal on the old notes.  The Company then recorded a loss on exchange of approximately $22,000 (other income/(expense)) for the difference between (1) the sum of the remaining principal on the old notes and (2) the sum of the present values of the principal on the new notes and the fair value of the additional warrants. For the third investor, the Company recorded approximately $27,000 to equity (included in the above fair value of $80,000), representing the fair value of the additional warrants issued upon exchange of their note.

During the twelve month period ended October 31, 2011, the Company repaid approximately $530,000 in principal and interest.  In addition, the Company converted approximately $1.3 million of principal and interest on these outstanding junior subordinated convertible promissory notes into 8,652,737 shares of the Company’s common stock at a conversion price of $0.15 per share.

As of October 31, 2011, the Company had approximately $756,000(in principal to be repaid to investors) in outstanding junior subordinated convertible promissory notes with Original Issue Discount (“OID”) amounts ranging from 10% to 15% and with maturity dates ranging from October 19, 2011 to May 12, 2012.

We refer to all Senior Convertible Promissory Notes and Junior Subordinated Convertible Promissory Notes as “Bridge Notes”.

The Bridge Notes are convertible into shares of the Company’s common stock at an exercise price contingent on the completion of an equity financing. For every dollar invested in our Bridge Notes, each Investor received warrants to purchase between 1½ and 2 ½ shares of common stock (the “Bridge Warrants”) subject to adjustments upon the occurrence of certain events as more particularly described below and in the form of Warrant. As of October 31, 2011, substantially all of the Bridge Warrants have an exercise price of $.15 per share. The Bridge Notes may be prepaid in whole or in part at the option of the Company without penalty at any time prior to the Maturity Date. The warrants may be exercised on a cashless basis under certain circumstances.

May 2011 Note Financing

On May 9, 2011, we entered into a Note Purchase Agreement with certain accredited investors, whereby the Company issued to investors acquired approximately $7.1 million of our convertible promissory notes, which we refer to as the May 2011 Notes, for an aggregate purchase price of approximately $6.0 million in a private placement.  The May 2011 Notes were issued with an original issue discount of 15%. Each investor paid $0.85 for each $1.00 of principal amount of May 2011 Notes purchased at the closing on May 12, 2011. The May 2011 Notes are convertible into shares of our common stock, at a per share conversion price equal to $0.15. Additionally, each investor received a warrant to purchase such number of shares of our common stock equal to 50% of such number of shares of our common stock issuable upon conversion of the May 2011 Note at an exercise price of $0.15 per share.

The May 2011 Notes mature on May 12, 2012. We may redeem the May 2011 Notes, at the option of the Company only, under certain circumstances. The warrants are exercisable at any time on or before May 12, 2014. The warrants may be exercised on a cashless basis under certain circumstances.  To the extent an investor does not elect to convert its May 2011 Notes as described above, the principal amount not so converted on or prior to the maturity date shall be payable in cash on the maturity date.

The May 2011Notes may be converted by the investors, at the option of such investor, in whole or in part. However, except as otherwise provided, only 85% of the initial principal amount of each May 2011 Note is convertible prior to maturity. The May 2011 Notes and warrants include a limitation on conversion or exercise, which provides that at no time will an investor be entitled to convert any portion of the May 2011 Notes or exercise any of the warrants, to the extent that after such conversion or exercise, such investor (together with its affiliates) would beneficially own more than 4.99% of the outstanding shares of our common stock as of such date.

During the twelve months ended October 31, 2011, the Company converted approximately $1,897,000 in principal into 12,647,077 shares of the Company’s common stock at a conversion price of $0.15.  At October 31, 2011, the Company had approximately $5.18 million in principal outstanding on the May 2011 Notes.

October 2011 Note Financing

On October 28, 2011, we entered into a Note Purchase Agreement, which we refer to as the October 2011 Notes, with certain accredited investors, including Thomas A. Moore, our Chairman and Chief Executive Officer, and Mark J. Rosenblum, our Chief Financial Officer, (Mr. Rosenblum acquired a note in the principal amount of approximately $59,000 for an aggregate purchase price of $50,000) whereby the investors acquired approximately $2.3 million of our convertible promissory notes, which we refer to as the Notes, for an aggregate purchase price of approximately $2.0 million in a private placement, which we refer to as the October 2011 offering. The Notes were issued with an original issue discount of 15%. Each investor paid $0.85 for each $1.00 of principal amount of Notes purchased at the closing of the October 2011 offering, which took place on October 31, 2011. The Notes are convertible into shares of our common stock, at a per share conversion price equal to $0.15. Additionally, each investor received a warrant, which we refer to as the Warrants, to purchase such number of shares of our common stock equal to 50% of such number of shares of our common stock issuable upon conversion of the Note at an exercise price of $0.15 per share.  The Notes purchased in the October 2011 offering were paid for in cash or, with respect to Notes acquired by Mr. Moore, in exchange for the cancellation of $400,000 of outstanding indebtedness owed by us to Mr. Moore.

The Notes mature on October 31, 2012. We may redeem the Notes under certain circumstances. The Warrants are exercisable at any time on or before October 31, 2014. The Warrants may be exercised on a cashless basis under certain circumstances.

To the extent an investor does not elect to convert its Notes as described above, the principal amount of the Notes not so converted on or prior to the maturity date shall be payable in cash on the maturity date.

The Notes may be converted by the investors, at the option of such investor, in whole or in part.  However, except as otherwise provided in the Notes, only 85% of the initial principal amount of each Note is convertible prior to maturity.  The Notes and Warrants include a limitation on conversion or exercise, which provides that at no time will an investor be entitled to convert any portion of the Notes or exercise any of the Warrants, to the extent that after such conversion or exercise, such investor (together with its affiliates) would beneficially own more than 4.99% of the outstanding shares of our common stock as of such date.

In connection with the October 2011 offering, we entered into a Registration Rights Agreement, dated as of October 28, 2011 with the investors.  Pursuant to such agreement, we agreed with the investors to provide certain rights to register under the Securities Act of 1933, as amended, the shares of our common stock issuable upon any conversion of the Notes and the exercise of the Warrants, and filed a registration statement to register the offering of the shares of our common stock issuable upon conversion of the Notes and the exercise of the Warrants which became effective on November 23, 2011.

Rodman & Renshaw, LLC, which we refer to as Rodman, a subsidiary of Rodman & Renshaw Capital Group, Inc. (NASDAQ:RODM) acted as the exclusive placement agent in connection with the October 2011 offering and received compensation of a cash placement fee equal to 7% of the aggregate purchase price paid by investors in the October 2011 offering (approximately $110,000) and Warrants to purchase 866,078 shares of our common stock (approximately 7% of the shares of our common stock issuable upon conversion of the Notes, except for the Notes issued to Mr. Moore), which warrants are exercisable at $0.15 per share and shall expire on October 31, 2014.

As of October 31, 2011, all the October 2011 Notes remained outstanding.

We refer to all convertible promissory notes with a maturity date less than one year (the Bridge Notes, May 2011 Notes and October 2011 Notes) collectively as “Short-term Convertible Promissory Notes”

Short-term Convertible Promissory Notes – Principal Value - Issued	$16,039,350
Principal payments on Bridge Notes	(2,071,910)
Short-term Convertible Promissory Note Conversions	(5,704,169)
Bridge Note Exchanges	(26,357)
Original Issue Discount, net of accreted interest	(1,300,347)
Fair Value of Attached Warrants at issuance	(5,234,373)
Fair Value of Embedded Derivatives at issuance	(5,727,932)
Accreted interest on embedded derivative and warrant liabilities	8,170,990

Convertible Notes- as of October 31, 2011	$4,145,252
Embedded Derivatives Liability at October 31, 2011	946,046
Short-Term Convertible Promissory Notes and fair value of embedded derivative	$5,091,298

BioAdvance Note

BioAdvance Biotechnology Greenhouse of Southeastern Pennsylvania Notes (“BioAdvance”) received notes from the Company for $10,000 dated November 13, 2003 and $40,000 dated December 17, 2003 that were each due on the fifth anniversary date thereof.  At October 31, 2010, the Company owed approximately $40,000 in principal and approximately $12,000 in interest to BioAdvance.  During the year ended October 31, 2011, the Company accrued additional interest of approximately $1,600, for total accrued interest of approximately $13,630.  In May 2011, the Company repaid BioAdvance $50,000 in full satisfaction of the outstanding note.

Long-term Convertible Promissory Notes

On April 28, 2011, Advaxis, Inc. issued and sold to an accredited investor a convertible promissory note of the Company (“Long-term Convertible Promissory Notes”) in the aggregate principal amount of $500,000 (together with the related ancillary documents, the “ A-Note ”) in return for the payment in cash from the Investor of $500,000.  The A-Note bears interest in the form of a one time interest charge of 8% of the principal amount of the A-Note, payable with the A-Note’s aggregate principal amount outstanding on the maturity date, April 28, 2014.  The A-Note is convertible, in whole or in part, into shares of the Company’s common stock, $0.001 par value. at a per share conversion price equal to 80% of the average of the two lowest trade prices for the Common Stock in the 20 trading days previous to the effective date of each such conversion, subject to a conversion floor of $0.15.  The A-Note may be prepaid by the Company without penalty beginning twelve months after issue date of the A-Note.  To the extent the Investor does not elect to convert the A-Note as described above, the principal amount of the A-Note not so converted shall be payable in cash on the maturity date.

On April 28, 2011, the Company also issued and sold to the same accredited investor a convertible promissory note of the Company (“Long-term Convertible Promissory Notes”) in the aggregate principal amount of $800,000 (together with the related ancillary documents, the “ B-Note ” and together with the A-Note, the “ Company Notes ”). The B-Note bears interest in the form of a one time interest charge of 8% of the principal amount of the B-Note, payable with the B-Note’s aggregate principal amount outstanding on the maturity date, April 28, 2014.  All or any portion of the aggregate principal and interest outstanding under the B-Note is convertible, at the option of the Investor from time to time (subject to the prior pre-payment of the such principal amount of the C-Note (as defined below) equal to the such principal amount of the B-Note subject to such conversion), into shares of Common Stock, at a per share conversion price equal to 80% of the average of the two lowest trade prices for the Common Stock in the 20 trading days previous to the effective date of each such conversion, subject to a conversion floor of $0.15.

Concurrently with the issuance of the B-Note, the Investor issued and delivered to the Company a secured and collateralized promissory note (together with the related ancillary documents, the “ C-Note ”), which served as the sole consideration paid to the Company for the Company’s issuance of the B-Note to the Investor.  The C-Note was issued in the aggregate principal amount of $800,000, bears interest in the form of a one time interest charge of 8% of the principal amount of the C-Note, payable with the C-Note’s aggregate principal amount outstanding on the maturity date, April 28, 2014.  The C-Note is to be secured by $800,000 of an unspecified money market fund, or other assets, having a value of at least $800,000.

Immediately after the purchase by the Investor of the B-Note for the C-Note, the Investor delivered to the Company the sum of $80,000 in cash as a pre payment on the principal amount outstanding under the C-Note.  In September 2011, the investor delivered another $80,000 under this note.  While no further mandatory principal or interest payments are due on the C-Note until its maturity date, the C-Note contemplates (but does not require) further voluntary pre payments by the Investor on the C-Note to the Company at the approximate rate of $250,000 per month, beginning seven months after the issuance of the C-Note, or commencing on or about November 28, 2011, but only provided: (i) all requests by the Investor for conversion of principal and interest on the B-Note are honored and (ii) the Common Stock issued upon such conversions of portions of the principal and interest on the B-Note may be freely resold by the Investor without the requirement of any restrictive legend pursuant to applicable securities laws, rules and regulations.

Additionally, the Investor may purchase up to an additional $2.3 million in aggregate principal amount of notes in the form of the B-Note from the Company (each, an “ Additional B-Note s”).  The purchase price for each such Additional B-Note issued to the Investor will be paid by the issuance by the Investor to the Company of an additional note in the form of the C-Note (each, an “ Additional C-Note ”), with such Additional B-Notes and Additional C-Notes containing the same terms and provisions described above.

We refer to all convertible promissory notes, with a maturity date greater than one year collectively as “Long-term Convertible Promissory Notes”

As of October 31, 2011, the Company owed $712,800 in outstanding principal under the Long-term Convertible Promissory Notes.  Due to the conversion feature into a variable number of shares these notes are valued at fair value at each report period.  As of October 31, 2011, the fair value of the notes was $570,802.

INCOME TAXES	12 Months Ended
Oct. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
9.    INCOME TAXES:

The Company has a net operating loss carry forward of approximately $32,485,000 and $20,095,000 at October 31, 2011 and 2010, respectively, available to offset taxable income through 2030.  Due to change in control provisions, the Company’s utilization of these losses may be limited. The tax effects of loss carry forwards give rise to a deferred tax asset and a related valuation allowance at October 31, as follows:

	2011	2010
Net operating loss carryforwards-federal	$12,994,244	$8,038,146
Stock based compensation	1,474,016	1,202,168
Valuation on warrants	(3,241,085)	-
Others	(613,170)	-
Less valuation allowance	(10,614,005)	(9,240,314)
	$-	$-

The difference between income taxes computed at the statutory federal rate of 34% and the provision for income taxes relates to the following:

	Year ended October 31, 2011	Year ended October 31, 2010

Pre-Tax Book Income (Loss)	34.00%	34.00%
Perm Item	-19.61%	-
Change in Valuation Allowance	-16.93%	(34)
Other	2.54%	-
Total	-%	-%

In a letter dated November 13, 2008 from the New Jersey Economic Development Authority we were notified that our application for the New Jersey Technology Tax Certificate Transfer Program was preliminarily approved. Under the State of New Jersey NOL Transfer Program for small business we received a net cash amount of $922,020 on December 12, 2008 from the sale of our State Net Operating Losses (“NOL”) through December 31, 2007 of $1,084,729. In January 2010, the company received a net cash amount of $278,978 from the sale of some of our State Net Operating Losses (“NOL”) through December 31, 2008.  In February 2011, the Company received a net cash amount of $379,742 from the sale of our State Net Operating Losses (“NOL”) through the year ending October 31, 2009.  We have received notification from the State of New Jersey that the Company is eligible to sell approximately $408,000 in Net Operating Losses related to our 2010 fiscal year.
We adopted ASC 740, Income Taxes, formerly Financial Interpretation Number 48, “Accounting for Uncertain Tax Positions” (“FIN 48”) on November 1, 2007. ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109,” Accounting for Income Taxes.” ASC 740 prescribes a recognition threshold and measurement of a tax position taken or expected to be taken in a tax return. We did not establish any additional reserves for uncertain tax liabilities upon adoption of ASC 740. There were no adjustments for uncertain tax positions in the current year.

We will account for interest and penalties related to uncertain tax positions, if any, as part of our provision for federal and state income taxes.

 We do not expect that the amounts of unrecognized benefits will change significantly within the next 12 months.

 We are no longer subject to audit under the statute of limitations by the Internal Revenue Service and state jurisdictions through 2006.

CAPITALIZATION	12 Months Ended
Oct. 31, 2011
Capitalization, Long-Term Debt and Equity [Abstract]
Schedule of Capitalization [Table Text Block]
10.  CAPITALIZATION

 On November 12, 2004, Great Expectations and Associates, Inc. ("Great Expectations") acquired the Company through a share exchange and reorganization (the "Recapitalization"), pursuant to which the Company became a wholly owned subsidiary of Great Expectations. Great Expectations acquired (i) all of the issued and outstanding shares of common stock of the Company and the Series A preferred stock of the Company in exchange for an aggregate of 15,597,723 shares of authorized, but theretofore unissued, shares of common stock, no par value, of Great Expectations;. Prior to the closing of the Recapitalization, Great Expectations performed a 200-for-1 reverse stock split, thus reducing the issued and outstanding shares of common stock of Great Expectations from 150,520,000 shares to 752,600 shares. Additionally, 752,600 shares of common stock of Great Expectations were issued to the financial advisor in connection with the Recapitalization. Accordingly, the transaction is treated as a recapitalization, rather than a business combination. The historical financial statements of Advaxis are now the historical financial statements of the Company. Historical shareholders' equity (deficiency) of Advaxis has been restated to reflect the recapitalization, and include the shares received in the transaction.

On November 12, 2004, the Company completed an initial closing of a private placement offering (the “Private Placement”), whereby it sold an aggregate of $2.925 million   worth of units to accredited investors. Each unit was sold for $25,000 (the “Unit Price”) and consisted of (a) 87,108 shares of common stock and (b) a warrant to purchase, at any time prior to the fifth anniversary following the date of issuance of the warrant, to purchase 87,108 shares of common stock included at a price equal to $0.40 per share of common stock (a “Unit”). In consideration of the investment, the Company granted to each investor certain registration rights and anti-dilution rights. Also, in November 2004, the Company converted approximately $618,000 of aggregate principal promissory notes and accrued interest outstanding into Units.

On December 8, 2004, the Company completed a second closing of the Private Placement, whereby it sold an aggregate of $200,000 of Units to accredited investors.

On January 4, 2005, the Company completed a third and final closing of the Private Placement, whereby it sold an aggregate of $128,000 of Units to accredited investors.

            Pursuant to the terms of a investment banking agreement, dated March 19, 2004, by and between the Company and Sunrise Securities, Corp. (the “Placement Agent”), the Company issued to the Placement Agent and its designees an aggregate of 2,283,445 shares of common stock and warrants to purchase up to an aggregate of 2,666,900 shares of common stock. The shares were issued as part consideration for the services of the Placement Agent, as placement agent for the Company in the Private Placement. In addition, the Company paid the Placement Agent a total cash fee of $50,530.

On January 12, 2005, the Company completed a second private placement offering whereby it sold an aggregate of $1,100,000 of units to a single investor. As with the Private Placement, each unit issued and sold in this subsequent private placement was sold at $25,000 per unit and is comprised of (i) 87,108 shares of common stock, and (ii) a five-year warrant to purchase 87,108 shares of our common stock at an exercise price of $0.40 per share. Upon the closing of this second private placement offering the Company issued to the investor 3,832,753 shares of common stock and warrants to purchase up to an aggregate of 3,832,753 shares of common stock.

The aggregate sale from the four private placements was $4,353,000, which was netted against transaction costs of $329,673 for net proceeds of $4,023,327.

Pursuant to a Securities Purchase Agreement dated February 2, 2006 ($1,500,000 principal amount) and March 8, 2006 ($1,500,000 principal amount) we issued to Cornell Capital Partners, LP (“Cornell”) $3,000,000 principal amount of the Company’s Secured Convertible Debentures due February 1, 2009 (the “Debentures”) at face amount, and five year Warrants to purchase 4,200,000 shares of Common Stock at the price of $0.287 per share and five year B Warrants to purchase 300,000 shares of Common Stock at a price of $0.3444 per share.

The Debentures were convertible at a price equal to the lesser of (i) $0.287 per share (“Fixed Conversion Price”), or (ii) 95% of the lowest volume weighted average price of the Common Stock on the market on which the shares are listed or traded during the 30 trading days immediately preceding the date of conversion (“Market Conversion Price”). Interest was payable at maturity at the rate of 6% per annum in cash or shares of Common Stock valued at the conversion price then in effect.

Cornell agreed that (i) it would not convert the Debenture or exercise the Warrants if the effect of such conversion or exercise would result in its and its affiliates’ holdings of more than 4.9% of the outstanding shares of Common Stock, (ii) neither it nor its affiliates will maintain a short position or effect short sales of the Common Stock while the Debentures are outstanding, and (iii) no more than $300,000 principal amount of the Debenture could be converted at the Market Conversion Price during a calendar month.

On August 24, 2007, we issued and sold an aggregate of $600,000 principal amount promissory notes bearing interest at a rate of 12% per annum and warrants to purchase an aggregate of 150,000 shares of our common stock to three investors including Thomas Moore, our Chief Executive Officer. Mr. Moore invested $400,000 and received warrants for the purchase of 100,000 shares of Common Stock. The promissory note and accrued but unpaid interest thereon are convertible at the option of the holder into shares of our common stock upon the closing by the Company of a sale of its equity securities aggregating $3,000,000 or more in gross proceeds to the Company at a conversion rate which shall be the greater of a price at which such equity securities were sold or the price per share of the last reported trade of our common stock on the market on which the common stock is then listed, as quoted by Bloomberg LP. At any time prior to conversion, we have the right to prepay the promissory notes and accrued but unpaid interest thereon. Mr. Moore converted his $400,000 bridge investment into 2,666,667 shares of common stock and 2,000,000 $0.20 Warrants based on the terms of the Private Placement. He was paid $7,101 interest in cash.

On October 17, 2007, pursuant to a Securities Purchase Agreement, we completed a private placement resulting in $7,384,235.10 in gross proceeds, pursuant to which we sold 49,228,334 shares of common stock at a purchase price of $0.15 per share solely to institutional and accredited investors. Each investor received a five-year warrant to purchase an amount of shares of common stock that equals 75% of the number of shares of common stock purchased by such investor in the offering.

Concurrent with the closing of the private placement, the Company sold for $1,996,700 to CAMOFI Master LDC and CAMHZN Master LDC, affiliates of its financial advisor, Centrecourt Asset Management (“Centrecourt”), an aggregate of (i) 10,000,000 shares of Common Stock, (ii) 10,000,000 warrants exercisable at $0.20 (prior to anti-dilution adjustments) per share, and (iii) 5-year warrants to purchase an additional 3,333,333 shares of Common Stock at a purchase price of $0.001 per share (the “$0.001 Warrants”). The Company and the two purchasers agreed that the purchasers would be bound by and entitled to the benefits of the Securities Purchase Agreement as if they had been signatories thereto. The $0.20 (prior to anti-dilution adjustments) Warrants and $0.001 Warrants contain the same terms, except for the exercise price. Both warrants provide that they may not be exercised if, following the exercise, the holder will be deemed to be the beneficial owner of more than 9.99% of the Company’s outstanding shares of Common Stock. Pursuant to a consulting agreement dated August 1, 2007 with Centrecourt with respect to the anticipated financing, in which Centrecourt was engaged to act as the Company’s financial advisor, Registrant paid Centrecourt $328,000 in cash and issued 2,483,333 warrants exercisable at $0.20 (prior to anti-dilution adjustments) per share to Centrecourt, which Centrecourt assigned to the two affiliates.

All of the $0.20 (prior to anti-dilution adjustments) Warrants and $0.001 Warrants provide for adjustment of their exercise prices upon the occurrence of certain events, such as payment of a stock dividend, a stock split, a reverse split, a reclassification of shares, or any subsequent equity sale, rights offering, pro rata distribution, or any fundamental transaction such as a merger, sale of all of its assets, tender offer or exchange offer, or reclassification of its common stock. If at any time after October 17, 2008 there is no effective registration statement registering, or no current prospectus available for, the resale of the shares underlying the warrants by the holder of such warrants, then the warrants may also be exercised at such time by means of a “cashless exercise.”

            In connection with the private placement, we entered into a registration rights agreement with the purchasers of the securities pursuant to which we agreed to file a registration statement with the Securities and Exchange Commission with an effectiveness date within 90 days after the final closing of the offering. The registration statement was declared effective on January 22, 2008.

At the closing of this private placement, we exercised our right under an agreement dated August 23, 2007 with YA Global Investments, L.P. f/k/a Cornell Capital Partners, L.P. (“Yorkville”), to redeem the outstanding $1,700,000 principal amount of our Secured Convertible Debentures due February 1, 2009 owned by Yorkville, and to acquire from Yorkville warrants expiring February 1, 2011 to purchase an aggregate of 4,500,000 shares of our common stock. We paid an aggregate of (i) $2,289,999 to redeem the debentures at the principal amount plus a 20% premium and accrued and unpaid interest, and (ii) $600,000 to repurchase the warrants.

PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Polices)	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material. The most significant estimates impact the following transactions or account balances: stock compensation, liabilities (including the embedded derivative liability), warrant valuation, impairment of intangibles and projected operating results.

Concentration Risk, Credit Risk, Policy [Policy Text Block]	Concentration of Credit Risk The Company maintains its cash in bank deposit accounts (checking) that at times exceed federally insured limits.	Concentration of Credit Risk The Company maintains its cash in bank deposit accounts (money market) that at times exceed federally insured limits.
Intangible Assets, Finite-Lived, Policy [Policy Text Block]

Intangible Assets

Intangible assets primarily consist of legal and filing costs associated with obtaining patents and licenses. The license and patent costs capitalized primarily represent the value assigned to the Company’s 20-year exclusive worldwide license agreement with Penn, which are amortized on a straight-line basis over their remaining useful lives which are estimated to be twenty years from the effective date of Penn Agreement dated July 1, 2002. The value of the license and patents are based on management’s assessment regarding the ultimate recoverability of the amounts paid and the potential for alternative future uses.

We review our long-lived assets for impairment whenever events and circumstances indicate that the carrying value of an asset might not be recoverable and its carrying amount exceeds its fair value, which is based upon estimated undiscounted future cash flows. Net assets are recorded on the balance sheet for patents and licenses related to ADXS-HPV, ADXS-PSA and ADXS-HER2 and other products that are in development. However, if a competitor were to gain FDA approval for a treatment before us or if future clinical trials fail to meet the targeted endpoints, we would likely record an impairment related to these assets. In addition, if an application is rejected or fails to be issued we would record an impairment of its estimated book value.

Intangible Assets

Intangible assets, which consist primarily of legal and filing costs in obtaining patents and licenses and are being amortized on a straight-line basis over 20 years.

We review our long-lived assets for impairment whenever events and circumstances indicate that the carrying value of an asset might not be recoverable and its carrying amount exceeds its fair value, which is based upon estimated undiscounted future cash flows. Net assets recorded on the balance sheet for patents and licenses related to ADXS-HPV, ADXS-PSA and ADXS-HER2 and other products are in development. However, if a competitor were to gain FDA approval for a treatment before us or if future clinical trials fail to meet the targeted endpoints, we would likely record an impairment related to these assets. In addition, if an application is rejected or fails to be issued we would record an impairment of its estimated book value.

Research and Development Expense, Policy [Policy Text Block]

Research and Development Expenses

Research and development costs are expensed as incurred and include but are not limited to clinical trial and related manufacturing costs, payroll and personnel expenses, lab expenses, facilities and related overhead costs.

Research and Development Expenses

Research and development expenses include, but are not limited to, payroll and personnel expenses, lab expenses, clinical trial and related clinical manufacturing costs, facilities and related overhead costs.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Accounting for Stock-Based Compensation

Stock-based compensation is estimated at the grant date based on the award’s fair value as calculated by the Black-Scholes-Merton option-pricing model (hereinafter referred to as the “BSM model”) and is recognized as expense over the requisite service period. The BSM model requires various assumptions including volatility, forfeiture rates and expected option life. If any of the assumptions used in the BSM model change significantly, stock-based compensation expense may differ materially in the future from that recorded in the current period. See Note 10 for information on stock-based compensation expense incurred in the three and six month periods ending April 30, 2012.

Accounting for Stock-Based Compensation

Stock-based compensation is estimated at the grant date based on the award’s fair value as calculated by the Black-Scholes-Merton option-pricing model (hereinafter referred to as the “BSM model”) and is recognized as expense over the requisite service period. The BSM model requires various assumptions including volatility, forfeiture rates and expected option life. If any of the assumptions used in the BSM model change significantly, stock-based compensation expense may differ materially in the future from that recorded in the current period. See Note #2 for information on stock-based compensation expense incurred (in addition to the various assumptions utilized in the BSM Model) in the years ending October 31, 2011 and 2010.

Derivatives, Embedded Derivatives [Policy Text Block]

Warrants/Embedded Derivatives

The Company has outstanding Warrants in conjunction with its convertible promissory notes (junior unsubordinated convertible promissory notes (“Bridge Notes”) and the May 2011, October 2011 and December 2011 Notes).  The Company has two classifications of warrants: liability or equity. The liability warrants are recorded at fair value at issuance, using the Black-Scholes valuation model (BSM Model), and will continue to be recorded at fair value each subsequent balance sheet date. Any change in value between reporting periods will be recorded on the statement of operations at each reporting date. The liability warrants will remain until such time as they are exercised or expire at which time they will be adjusted to fair value and reclassified from liabilities to equity. The equity warrants are recorded at their relative fair values at issuance, using the Relative Fair Value Method.

The Company has convertible features (embedded derivatives) in its convertible promissory notes (Bridge Notes, the May 2011, October 2011 and December 2011 Notes and our long-term convertible promissory notes). The embedded derivatives are recorded at fair value and classified as liabilities on the balance sheet. The embedded derivatives will continue to be recorded at fair value each subsequent balance sheet date. Any change in value between reporting periods will be recorded on the statement of operations at each reporting date. These embedded derivatives will remain until such time as they are exercised or expire at which time they will be adjusted to fair value and reclassified from liabilities to equity.

Warrant Liability/Embedded Derivative Liability

The Company has outstanding Warrants and convertible features (Embedded Derivatives) in its outstanding short-term convertible promissory notes (which include our Bridge Notes, May 2011 Notes and October 2011 Notes). . The Warrants and Embedded Derivatives are recorded at their relative fair values at issuance.  Those Warrants, which are classified as liabilities, along with all Embedded Derivatives will continue to be recorded at fair value each subsequent balance sheet date. Any change in fair value between reporting periods will be reported on the statement of operations. As of October 31, 2011, the Company had approximately 101 million of its outstanding warrants classified as liabilities (liability warrants) and approximately 36.8 million of its outstanding warrants classified as equity (equity warrants).  At issuance, equity warrants are recorded at fair value in the stockholders equity section of the balance sheet. Our equity warrants can only be settled through the issuance of shares and are not subject to anti-dilution provisions.  A certain number of liability warrants contain a cash settlement provision in the event of a fundamental transaction (as defined in the common stock purchase warrant) and approximately 49.4 million of our approximately 101 million liability warrants are subject to anti-dilution provisions.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.

Basis of Presentation and Significant Accounting Policies [Text Block]
Basis of Presentation

The preparation of financial statements in accordance with GAAP involves the use of estimates and assumptions that affect the recorded amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results may differ substantially from these estimates.  Significant estimates include the fair value and recoverability of the carrying value of intangible assets (patents and licenses), the fair value of options, the fair value of embedded conversion features, warrants and related disclosure of contingent assets and liabilities.  On an on-going basis, we evaluate our estimates, based on historical experience and on various other assumptions that we believe to be reasonable under the circumstances.  Actual results may differ from estimates.

The Company’s products are being developed and have not generated significant revenues.  As a result, the Company has suffered recurring losses and its liabilities exceed its assets which raises substantial doubt about its ability to continue as a going concern.  These losses are expected to continue for an extended period of time.  The Company intends to continue raising funds through the sale of both debt and equity in order to continue funding ongoing clinical trials activity.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. There is a working capital deficiency, a shareholders’ deficiency and recurring losses from operations that raise substantial doubt about its ability to continue as a going concern. The financial statements do not include any adjustments to the carrying amount and classification of recorded assets and liabilities should the Company be unable to continue operations.  Management’s plans are to continue to raise additional funds through the sales of debt or equity securities. Results of operations for the interim periods presented are not necessarily indicative of results to be expected for the year.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

Revenue from license fees and grants is recognized when the following criteria are met; persuasive evidence of an arrangement exists, services have been rendered, the contract price is fixed or determinable, and collection is reasonably assured. In licensing arrangements, delivery does not occur for revenue recognition purposes until the license term begins. Nonrefundable upfront fees received in exchange for products delivered or services performed that do not represent the culmination of a separate earnings process will be deferred and recognized over the term of the agreement using the straight line method or another method if it better represents the timing and pattern of performance. Since its inception, all of the Company’s revenues have been from multiple grants. For the year ended October 31, 2011, the Company did not receive any revenue from grants.

For revenue contracts that contain multiple elements, revenue arrangements with multiple deliverables are divided into separate units of accounting if the delivered item has value to the customer on a standalone basis and there is objective and reliable evidence of the fair value of the undelivered item.

Income Tax, Policy [Policy Text Block]
Income Taxes

Deferred income taxes are provided for the differences between the bases of assets and liabilities for financial reporting and income tax purposes. Future ownership changes may limit the future utilization of these net operating loss and research and development tax credit carry-forwards as defined by the Internal Revenue Code. The amount of any potential limitation is unknown. The net deferred tax asset has been fully offset by a valuation allowance due to our history of taxable losses and uncertainty regarding our ability to generate sufficient taxable income in the future to utilize these deferred tax assets.

Fixed Assets [Policy Text Block]
Fixed Assets

Equipment is stated at cost. Depreciation and amortization are provided for on a straight-line basis over the estimated useful life of the asset ranging from 3 to 5 years. Expenditures for maintenance and repairs that do not materially extend the useful lives of the respective assets are charged to expense as incurred. The cost and accumulated depreciation and/or amortization of assets retired or sold are removed from the respective accounts and any gain or loss is recognized in operations.

Earnings Per Share, Policy [Policy Text Block]
Net Loss Per Share

Basic net income or basic net loss per common share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the periods. Diluted earnings per share give effect to dilutive options, warrants, convertible debt and other potential common stock outstanding during the period. Therefore, in the case of a net loss the impact of the potential common stock resulting from warrants, outstanding stock options and convertible debt are not included in the computation of diluted loss per share, as the effect would be anti-dilutive. In the case of net income the impact of the potential common stock resulting from these instruments that have intrinsic value are included in the diluted earnings per share. The table sets forth the number of potential shares of common stock that have been excluded from diluted net loss per share. For 2011 and 2010, approximately 49.4 million warrants and 86 million warrants, respectively (excluding approximately 25.6 million warrants and 15.8 million warrants, respectively, held by an affiliate of Optimus as defined  in Note #11) include anti-dilutive provisions to adjust the number and price of the warrants based on certain types of equity transactions.

	As of October 31,
	2011	2010
Warrants	137,841,857	103,139,628
Stock Options	27,317,424	26,467,424
Convertible Debt (using the if-converted method)	61,660,382	4,358,176
Total	226,819,663	133,965,228

Accounts Payable [Policy Text Block]		Accounts Payable Accounts payable consists entirely of trade accounts payable

NET LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

The table sets forth the number of potential shares of common stock that have been excluded from diluted net loss per share:

	As of April 30 ,
	2012	2011
Warrants (includes Optimus warrants of 25,560,000)	136,941,303	117,140,234
Stock Options	44,807,424	27,317,424
Convertible Debt (using as-if converted method)	38,135,707	19,542,580
Total	219,884,434	164,000,238

	As of October 31,
	2011	2010
Warrants	137,841,857	103,139,628
Stock Options	27,317,424	26,467,424
Convertible Debt (using the if-converted method)	61,660,382	4,358,176
Total	226,819,663	133,965,228

INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

The following is a summary of intangible assets as of the end of the following fiscal periods:

	(Unaudited)
	April 30, 2012	October 31, 2011
License	$651,992	$651,992
Patents	2,309,193	2,117,505
Total intangibles	2,961,185	2,769,497
Accumulated Amortization	(585,069)	(512,645)
Intangible Assets	$2,376,116	$2,256,852

The following is a summary of intangible assets as of the end of the following fiscal periods:
	October 31, 2011	October 31, 2010
License	$651,992	$651,992
Patents	2,117,505	1,854,355
Total intangibles	2,769,497	2,506,347
Accumulated Amortization	(512,645)	(380,356)
Intangible Assets	$2,256,852	$2,125,991

Schedule of Expected Amortization Expense [Table Text Block]	Estimated amortization expense for the next five years is as follows:
Year ended October 31,
2012	$140,000
2013	140,000
2014	140,000
2015	140,000
2016	140,000

ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

The following table represents the major components of accounts payable and accrued expenses:

	(Unaudited)
	April 30, 2012	October 31, 2011
Accounts Payable	$6,684,761	$4,778,508
Salaries and other compensation	574,986	531,040
Clinical Trial	40,334	-
Vendors	77,512	-
Consultants	32,200	32,200
Legal	40,933	46,346
Other	21,768	8,500
	$7,472,494	$5,396,594

The following table represents the major components of accrued expenses:

	October 31, 2011	October 31, 2010
Salaries and other compensation	$531,041	$500,927
Sponsored Research Agreement	-	119,698
Clinical Research Organization (CRO)	2,358,247	-
Consultants	32,200	18,000
Legal	46,346
Other	8,500	8,500
	$2,976,334	$647,125

NOTES PAYABLE - CONVERTIBLE PROMISSORY NOTES (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
Short-term Convertible Promissory Notes – Principal Value – Issued	$17,271,703
Principal payments on Bridge Notes	(2,124,851)
Short-term Convertible Promissory Note Conversions	(9,890,228)
Bridge Note Exchanges	20,952
Original Issue Discount, net of accreted interest	(456,547)
Fair Value of Attached Warrants at issuance	(5,514,180)
Fair Value of Embedded Derivatives at issuance	(6,034,500)
Accreted interest on embedded derivative and warrant liabilities	10,846,613

Convertible Notes- as of April 30, 2012	$4,118,962
Embedded Derivatives Liability at April 30, 2012	137,749
Notes Payable – convertible promissory notes and fair value of embedded derivative	$4,256,711

Short-term Convertible Promissory Notes – Principal Value - Issued	$16,039,350
Principal payments on Bridge Notes	(2,071,910)
Short-term Convertible Promissory Note Conversions	(5,704,169)
Bridge Note Exchanges	(26,357)
Original Issue Discount, net of accreted interest	(1,300,347)
Fair Value of Attached Warrants at issuance	(5,234,373)
Fair Value of Embedded Derivatives at issuance	(5,727,932)
Accreted interest on embedded derivative and warrant liabilities	8,170,990

Convertible Notes- as of October 31, 2011	$4,145,252
Embedded Derivatives Liability at October 31, 2011	946,046
Short-Term Convertible Promissory Notes and fair value of embedded derivative	$5,091,298

DERIVATIVE INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments [Table Text Block]

The table below lists the Company’s derivative instruments as of April 30, 2012:

Description	Principal	Original Issue Discount	Warrant Liability	Embedded Derivative Liability
Total Valuation at October 31, 2011	$8,976,071	$1,300,347	$6,391,071	$946,046
Issuance of December 2011 Notes	1,232,353	258,178	-	306,568
Conversion of Bridge Notes	(169,000)			-
Conversion of May 2011 Notes	(1,924,060)			(341,342)
Conversion of October 2011 Notes	(1,227,500)			(329,433)
Partial Note Repayments	(52,941)
Conversion of Long-term Convertible Promissory Notes	(540,000)
Exchange of Warrants			59,572
Accreted Interest		(532,559)
Change in FV			(923,052)	159,657
Total Valuation at January 31, 2012	$6,294,923	$1,025,966	$5,527,591	$741,496
Exchange of Bridge Notes	52,941		-
Conversion of May 2011 Notes	(38,000)			(5,016)
Conversion of December 2011 Notes	(827,500)			(160,677)
Exchange of Warrants			(134,796)
Accreted Interest		(569,419)
Change in FV			(2,302,707)	(438,054)
Total Valuation at April 30, 2012	$5,482,364	$456,547	$3,090,088	$137,749

The table below lists the Company’s derivative instruments as of October 31, 2011:

Description	Principal	Original Issue Discount	Warrant Liability	Embedded Derivative Liability
Bridge Note 1-June 18, 2009	$1,131,353	$169,703	$250,392	$711,258
Bridge Note II & III-October 26 & 30, 2009	2,147,059	322,059	690,119	868,388
Optimus September 24, 2009	-	-	3,587,625	-
Other outstanding warrants	-	-	12,785,695	-
Total Valuation at Origination	3,278,412	491,762	17,313,831	1,579,646
Change in fair value	-	-	(5,352,697)	(493,132)
Accreted interest	-	(123,846)	-	-
Total Valuation as of October 31, 2009	$3,278,412	$367,916	$11,961,734	$1,086,514
Bridge Notes IV-December 1, 2009 through January 31. 2010	555,882	83,382	207,617	164,400
Bridge Note I- Extension of Maturity Date	-	-	202,500	103,400
Change in fair value	-	-	1,995,372	(905,259)
Accreted interest	-	(225,321)	-	-
Exercise of Common Stock Warrants	-	-	(1,702,073)	-
Total Valuation as of January 31, 2010	$3,834,294	$225,977	$12,665,150	$449,055
Bridge Note V	640,307	97,807	229,619	271,554
Change in fair value	-	-	5,363,854	421,404
Accreted interest	-	(251,188)	-	-
Exercise of common stock warrants	-	-	(1,790,823)	-
Note Payoffs	(1,040,177)	(4,222)	-	(64,354)
Total Valuation as of April 30, 2010	3,434,424	68,374	16,467,800	1,077,659
Issuance of Optimus Warrants	-	-	6,856,946	-
Bridge Note Conversions	(2,420,373)	-	-	(701,718)
Change in fair value	-	-	(3,866,801)	(260,843)
Accreted interest	-	(50,842)	-	-
Exercise of common stock warrants	-	-	(1,475,758)	-
Note Payoffs	(88,236)			(12,665)
Total Valuation as of July 31, 2010	$925,815	$17,532	$17,982,187	$102,433
Bridge Note VI	265,457	25,457	72,300	39,416
Note Payoff	(414,118)	-	-	(46,945)
Issuance of Warrants	-	-	1,042,559	-
Accreted Interest	-	(21,052)	-	-
Exercise of Warrants	-	-	(4,156,797)	-
Change in FV	-	-	(1,934,055)	(13,876)
Total Valuation at October 31, 2010	$777,154	$21,937	$13,006,194	$81,028
Issuance of November 2010 Bridge Notes	931,579	96,579	391,076	150,156
Exchange of November 2010 Bridge Notes	17,175	17,175	86,963	9,389
Issuance of January 2011 Bridge Notes	452,941	57,941	173,808	41,024
Note Payoffs	(187,582)
Issuance of Warrants			35,523
Accreted Interest		(73,363)
Exercise of Warrants			(1,382,847)
Change in FV			(3,789,889)	(51,972)
Total Valuation at January 31, 2011	1,991,267	120,269	8,520,828	229,625

Issuance of Q2 2011 Bridge Notes	473,392	43,392	121,238	71,336
Issuance of Long-term Convertible Promissory Notes	626,400			-
Note Payoffs	(159,675)			(5,904)
Issuance of Warrants			2,990,520
Accreted Interest		(74,422)
Exercise of Warrants			(639,960)
Change in FV			4,915,676	763,523
Total Valuation at April 30, 2011	$2,931,384	$89,239	$15,908,302	$1,058,580

Issuance of Q3 2011 Bridge Notes	11,765	1,765	4,968	5,051
Issuance of May 2011 Notes	7,077,936	1,553,254	-	2,719,345
Note Payoffs	(26,316)			(8,860)
Additional warrants issued to Bridge Note holder			36,376
Exchange of Bridge Notes	8,033	8,033		2,656
Conversion of Bridge Notes	(1,164,947)			(381,209)
Conversion of May 2011 Notes	(671,500)			(166,980)
Exchanges/Exercises of October 2007 Warrants			(1,186,959)
Accreted Interest		(340,050)
Change in FV			(6,826,019)	(2,141,984)
Total Valuation at July 31, 2011	$8,166,355	1,312,241	7,936,668	1,086,599
Issuance of October 2011 Notes	2,326,471	459,396	-	396,818
Note Payoffs	(155,806)
Issuance of Long-term Convertible Promissory Notes	86,400
Conversion of Bridge Notes	(221,788)			(10,530)
Conversion of May 2011 Notes	(1,225,561)			(110,494)
Reclassification of Warrant liability to Equity			(186,908)
Exchange of Warrants			816,259
Accreted Interest		(471,290)
Change in FV			(2,174,948)	(416,347)
Total Valuation at October 31, 2011	$8,976,071	1,300,347	6,391,071	946,046

Schedule Of Derivative Instruments Warrants [Table Text Block]

As of April 30, 2012, there were outstanding warrants to purchase 136,941,303 shares of our common stock with exercise prices ranging from $0.15 to $0.17 per share. Information on the outstanding warrants is as follows:

Type	Exercise Price	Amount	Expiration Date	Type of Financing
Common Stock Purchase Warrant	$0.15	42,299,150	October 2012	2007 Securities Purchase Agreement
Common Stock Purchase Warrant	$0.15	287,001	August 2012	August 2007 Notes
Common Stock Purchase Warrant	$0.15	22,416,652	May 2014	May 2011Convertible Debt Financing
Common Stock Purchase Warrant	$0.15	6,186,275	October 2014	October 2011 Convertible Debt Financing
Common Stock Purchase Warrant	$0.15	4,107,842	January 2015	December 2011 Convertible Debt Financing
Common Stock Purchase Warrant	$0.15-$0.17	24,983,041	January 2013 – April 2015	Bridge Notes
Common Stock Purchase Warrant	$0.15	7,674,512	August 2014	Executive Officer
Common Stock Purchase Warrant	$0.15	46,956	N/A	Vendor & Other
Common Stock Purchase Warrant	$0.15	3,379,874	May 2014 - November 2015	Placement Agent – Convertible Debt Financing
	Subtotal	111,381,303

Common Stock Purchase Warrant	TBD (1)	25,560,000	April 2014	Optimus Preferred Stock Agreement (04/04/2011)
	Grand Total	136,941,303

(1)    During December 2011, the Company unreserved for issuance shares related to the Optimus warrants. If exercisable, exercise price means an amount per warrant share equal to the closing sale price of a share of common stock on the applicable tranche notice date.

Information on the outstanding warrants is as follows:

Type	Exercise Price	Amount	Expiration Date	Type of Financing
Common Stock Purchase Warrant	$0.15	47,090,487	August – October 2012	2007 Securities Purchase Agreement
Common Stock Purchase Warrant	$0.15	287,001	August 2012	August 2007 Notes
Common Stock Purchase Warrant	$0.15	23,593,122	May 2014	May 2011 Convertible Debt Financing
Common Stock Purchase Warrant	$0.15	7,754,902	October 2014	October 2011 Convertible Debt Financing
Common Stock Purchase Warrant	$0.15 - $0.17	22,630,101	January 2013 – April 2015	Bridge Notes
Common Stock Purchase Warrant	$0.15	7,674,512	August 2014	Executive Officer
Common Stock Purchase Warrant	$0.15-$0.1952	446,956	February 2012	Vendor & Other
Common Stock Purchase Warrant	$0.15	2,804,776	May 2014 - November 2015	Placement Agent – Convertible Debt Financing
	Subtotal	112,281,857

Common Stock Purchase Warrant	TBD (1)	25,560,000	April 2014	Optimus Preferred Stock Agreement (4/04/2011)
	Grand Total	137,841,857

(1)    For purposes of this warrant, exercise price means an amount per warrant share equal to the closing sale price of a share of common stock on the applicable tranche notice date.

ACCOUNTING FOR STOCK BASED COMPENSATION PLANS (Tables)	6 Months Ended
Apr. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]

The table below summarizes compensation expenses from share-based payment awards:

	Three Months Ended		Six Months Ended
	April 30,		April 30,
	2012	2011	2012	2011

Research & Development	133,547	74,364	269,220	170,532
General & Administrative	153,831	105,112	318,342	249,526
Total stock compensation recognized	287,378	179,476	587,562	420,058

Schedule Of Share Based Compensation Activity [Table Text Block]

The Company utilized the following assumptions in the Black-Scholes valuation model to arrive at a fair value of $0.1448 per option granted during the three and six months ended April 30, 2012:

Exercise Price:	$0.148
Stock Price:	$0.148
Days to Maturity:	3,650 days (10-year life for all options granted )
Risk-free Rate:	2.10%
Volatility:	143%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of changes in the stock option plan for six months ended April 30, 2012 is as follows:

	Number of	Weighted-Average
	Options	Exercise Price
Outstanding at October 31, 2011:	27,317,424	$0.16
Granted	17,740,000	$0.15
Exercised	-	—
Expired	-
Outstanding at January 31, 2012	45,057,424	$0.16
Cancelled	250,000	0.15
Outstanding at April 30, 2012	44,807,424	0.16
Exercisable at April 30, 2012	25,292,737	$0.16
Not Exercisable at April 30, 2012	19,514,687	$0.15

FAIR VALUE (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]

The following table provides the liabilities carried at fair value measured on a recurring basis as of April 30, 2012:

April 30, 2012	Level 1	Level 2	Level 3	Total

Common stock warrant liability, warrants exercisable at $0.15 - $0.17 from August 2012 through November 2015	$-	$	$3,090,088	$3,090,088
Embedded derivative liability, convertible at $0.15 from May 2012 through January 2013	$-	$	$137,749	$137,749

In accordance with the fair value hierarchy described above, the following table shows the fair value of the Company's financial instruments that are required to be measured at fair value as of October 31, 2011 and October 31, 2010:

October 31, 2011	Level 1	Level 2	Level 3	Total

Common stock warrant liability, warrants exercisable at $.15 - $0.1952 from February 2011 through November 2015	$-	$	$6,391,071	$6,391,071
Embedded derivative liability, convertible at $0.15 from August 2011 through May 2012	$-	$	$946,046	$946,046

October 31, 2010	Level 1		Level 2	Level 3	Total

Common stock warrant liability, warrants exercisable at $.15 - $0.287 from February 2011 through August 2015	$		$-	$13,006,194	$13,006,194
C Embedded derivative liability, convertible at $0.15 from October 2010 through May 2011		$-	$-	$81,028	$81,028

Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

The following table summarizes the changes in fair value of the Company's Level 3 financial instruments for the three and six months ended April 30, 2012 and April 30, 2011.

Embedded derivative liability

	April 30, 2012	April 30, 2011
Beginning balance at October 31, 2011 and 2010	$946,046	$81,028
Issuance of embedded derivatives associated with convertible notes	306,568	200,569
Note Conversions and Payoffs	(670,755)	-
Change in fair value	159,657	(51,972)
Balance at January 31, 2012 and 2011	741,496	229,625
Issuance of embedded derivatives associated with convertible notes	-	697,736
Note Conversions	(165,693)	-
Note Payoffs	-	(5,904)
Change in fair value	(438,054)	918,870
Balance at April 30, 2012 and 2011	$137,749	$1,840,327

Common stock warrant liability:

	April 30, 2012	April 30, 2011
Beginning balance at October 31, 2011 and 2010	$6,391,071	$13,006,194
Issuance of common stock warrants	-	600,407
Exercises and Exchanges of warrants	59,572	(1,295,884)
Change in fair value	(923,052)	(3,789,889)
Balance at January 31, 2012 and 2011	$5,527,591	$8,520,828

Issuance of common stock warrants	-	3,111,758
Exercises of warrants	-	(639,960)
Exchanges of warrants	(134,796)	-
Change in fair value	(2,302,707)	4,915,676
Balance at April 30, 2012 and 2011	$3,090,088	$15,908,302

The following table summarizes the changes in fair value of the Company's Level 3 financial instruments for the twelve months ended October 31, 2011:  The following table summarizes the changes in fair value of the Company’s Level 3 financial instruments for the twelve months ended October 31, 2010.

Embedded derivative liability
	October 31, 2011	October 31, 2010
Beginning balance at October 31, 2010 and 2009	$81,028	$1,086,514
Issuance of embedded derivatives associated with convertible notes	3,505,605	522,530
Note Conversions and Payoffs	(683,977)	(825,682)
Reclassification of embedded derivative liability to equity	(190,449)	-
Change in fair value	(1,766,161)	(702,334)
Ending balance	$946,046	$81,028
Common stock warrant liability:
	October 31, 2011	October 31, 2010
Beginning balance at October 31, 2010 and 2009	$13,006,194	$11,961,734
Issuance of common stock warrants	5,065,326	8,579,900
Exercises and Exchanges of warrants	(3,826,409)	(7,792,198)
Reclassification of common stock warrant liability to equity	101,867	-
Change in fair value	(7,955,907)	256,758
Ending balance	$6,391,071	$13,006,194

STOCK OPTIONS (Tables)	12 Months Ended
Oct. 31, 2011
Equity [Abstract]
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Table Text Block]
A summary of the grants, cancellations and expirations (none were exercised) of the Company’s outstanding options for the periods starting with October 31, 2009 through October 31, 2011 is as follows:
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life In Years	Aggregate Intrinsic Value

Outstanding as of October 31, 2009	18,331,591	0.16	6.0	$306,500
Granted	11,075,000	0.16	9.8	42,500
Exercised	(306,000)	0.09	8.1	(16,860)
Cancelled or Expired	(2,633,167)	0.12	8.6	(104,912)
Outstanding as of October 31, 2010	26,467,424	0.16	7.4	415,967
Granted	850,000	0.12	9.2	15,200
Cancelled or Expired	-	-	-	-
Outstanding as of October 31, 2011	27,317,424	0.16	8.1	367,417

Vested & Exercisable at October 31, 2011	20,451,266	$0.16	6.75	$337,082

Schedule Of Nonvested Share Activity [Table Text Block]
As of October 31, 2011, there was approximately $759,000 of unrecognized compensation cost related to non-vested stock option awards, which is expected to be recognized over a remaining average vesting period of 2.3 years.

A summary of the status of the Company’s nonvested shares as of October 31, 2009, and changes during the years ended October 31, 2010 and 2011 are presented below:	Number of Shares	Weighted Average Exercise Price at Grant Date	Weighted Average Remaining Contractual Term (in years)
Non-vested shares at October 31, 2009	6,720,417	$0.10	8.7
Options Granted	10,108,333	$0.14	2.8
Options Vested	(4,518,333)	$0.10	1.0
Non-vested shares at October 31, 2010	12,310,417	$0.13	2.3
Options Granted	850,000	$0.12	9.5
Options Vested	(6,294,259)	0.13	8.45
Non-Vested shares at October 31, 2011	6,866,158	.15	9.0

NET LOSS PER SHARE (Details)	6 Months Ended		12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Oct. 31, 2011	Oct. 31, 2010
Total	219,884,434	164,000,238	226,819,663	133,965,228
Warrant [Member]
Total	136,941,303	117,140,234	137,841,857	103,139,628
Stock Options [Member]
Total	44,807,424	27,317,424	27,317,424	26,467,424
Convertible Debt Securities [Member]
Total	38,135,707	19,542,580	61,660,382	4,358,176

NET LOSS PER SHARE (Details Textual)	Apr. 30, 2012	Oct. 31, 2011
Class of Warrant or Right, Outstanding	136,941,303	101,000,000
Placement Agent Convertible Debt Financing [Member]
Class of Warrant or Right, Outstanding	25,560,000

INTANGIBLE ASSETS (Details) (USD $)	Apr. 30, 2012	Oct. 31, 2011	Oct. 31, 2010
License	$ 651,992	$ 651,992	$ 651,992
Patents	2,309,193	2,117,505	1,854,355
Total intangibles	2,961,185	2,769,497	2,506,347
Accumulated Amortization	(585,069)	(512,645)	(380,356)
Accumulated Amortization	$ 2,376,116	$ 2,256,852	$ 2,125,991

INTANGIBLE ASSETS (Details 1) (USD $)	Oct. 31, 2011
Year ended October 31, 2012	$ 140,000
Year ended October 31, 2013	140,000
Year ended October 31, 2014	140,000
Year ended October 31, 2015	140,000
Year ended October 31, 2016	$ 140,000

INTANGIBLE ASSETS (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		116 Months Ended	122 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012	Apr. 30, 2011	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Apr. 30, 2012
Amortization expense of intangibles	$ 37,015	$ 32,991	$ 72,424	$ 65,256	$ 132,288	$ 100,420	$ 594,640	$ 667,064
Deferred Tax Liabilities, Deferred Expense, Capitalized Patent Costs					33,000		33,000
Capitalized Costs Related With Licenses and Patents					$ 2,769,497		$ 2,769,497
Minimum [Member]
Finite Lived Patents Expirations			2014
Maximum [Member]
Finite Lived Patents Expirations			2023

ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Apr. 30, 2012	Oct. 31, 2011	Oct. 31, 2010
Accounts Payable	$ 6,684,761	$ 4,778,508
Salaries and other compensation	574,986	531,040	500,927
Clinical Trial	40,334	0
Vendors	77,512	0
Consultants	32,200	32,200	18,000
Legal	40,933	46,346
Other	21,768	8,500	8,500
Total accounts payable & accured expenses		2,420,260	2,586,008
Salaries and Other Compensation [Member]
Total accounts payable & accured expenses		531,041	500,927
Sponsored Research Agreement [Member]
Total accounts payable & accured expenses		0	119,698
Clinical Research Organization (Cro) [Member]
Total accounts payable & accured expenses		$ 2,358,247	$ 0

DEFERRED INVESTMENT FUNDS (Details Textual) (USD $)	Apr. 30, 2012
Deferred Investment Funds	$ 240,000
Chief Executive Officer [Member]
Deferred Investment Funds	$ 90,000

NOTES PAYABLE - CONVERTIBLE PROMISSORY NOTES (Details) (USD $)	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010	Jan. 31, 2010	Oct. 31, 2009
Short-term Convertible Promissory Notes - Principal Value - Issued	$ 17,271,703		$ 16,039,350
Principal payments on Bridge Notes	(2,124,851)		(2,071,910)
Short-term Convertible Promissory Note Conversions	(9,890,228)		(5,704,169)
Bridge Note Exchanges	20,952		(26,357)
Original Issue Discount, net of accreted interest	(456,547)		(1,300,347)
Fair Value of Attached Warrants at issuance	(5,514,180)		(5,234,373)
Fair Value of Embedded Derivatives at issuance	(6,034,500)		(5,727,932)				81,028
Accreted interest on embedded derivative and warrant liabilities	10,846,613		8,170,990
Convertible Notes- as of July 31, 2012	4,118,962		4,145,252
Embedded Derivative Liability	0	159,657	946,046	1,086,599	1,058,580	229,625	81,028	102,433	1,077,659	449,055	1,086,514
Notes Payable - convertible promissory notes and fair value of embedded derivative	$ 4,256,711		$ 5,091,298				$ 751,456

NOTES PAYABLE - CONVERTIBLE PROMISSORY NOTES (Details Textual) (USD $)	1 Months Ended				3 Months Ended		12 Months Ended							1 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended									3 Months Ended	6 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended		6 Months Ended		6 Months Ended				1 Months Ended	6 Months Ended
	Aug. 31, 2011	Mar. 31, 2006	Feb. 28, 2006	Nov. 30, 2004	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Oct. 31, 2007	Oct. 31, 2006	Oct. 31, 2004	Oct. 31, 2010	Aug. 24, 2007	Nov. 12, 2004	Dec. 29, 2011 Long Term Convertible Promissory Notes [Member]	Apr. 30, 2012 Long Term Convertible Promissory Notes [Member]	Apr. 30, 2012 Long Term Convertible Promissory Notes [Member]	Apr. 28, 2011 Long Term Convertible Promissory Notes [Member] A Notes Payable [Member]	Apr. 28, 2011 Long Term Convertible Promissory Notes [Member] B Notes Payable [Member]	Apr. 28, 2011 Long Term Convertible Promissory Notes [Member] C Notes Payable [Member]	Apr. 30, 2012 Minimum [Member]	Oct. 31, 2011 Minimum [Member]	Oct. 31, 2010 Minimum [Member]	Apr. 30, 2012 Maximum [Member]	Oct. 31, 2011 Maximum [Member]	Oct. 31, 2010 Maximum [Member]	Apr. 30, 2012 Junior Subordinated Convertible Promissory Notes [Member]	Apr. 30, 2012 Junior Subordinated Convertible Promissory Notes [Member]	Oct. 31, 2011 Junior Subordinated Convertible Promissory Notes [Member]	Oct. 31, 2010 Junior Subordinated Convertible Promissory Notes [Member]	Apr. 30, 2012 Junior Subordinated Convertible Promissory Notes [Member] Minimum [Member]	Oct. 31, 2011 Junior Subordinated Convertible Promissory Notes [Member] Minimum [Member]	Apr. 30, 2012 Junior Subordinated Convertible Promissory Notes [Member] Maximum [Member]	Oct. 31, 2011 Junior Subordinated Convertible Promissory Notes [Member] Maximum [Member]	Apr. 30, 2012 May 2011 Note Financing [Member]	Oct. 31, 2011 May 2011 Note Financing [Member]	May 09, 2011 May 2011 Note Financing [Member]	Apr. 30, 2012 May 2011 Note Financing [Member] Private Placement [Member]	May 09, 2011 May 2011 Note Financing [Member] Private Placement [Member]	Apr. 30, 2012 October 2011 Note Financing [Member]	Oct. 31, 2011 October 2011 Note Financing [Member]	Oct. 28, 2011 October 2011 Note Financing [Member]	Oct. 28, 2011 October 2011 Note Financing [Member] Private Placement [Member]	Dec. 29, 2011 December 2011 Note Financing [Member]	Apr. 30, 2012 December 2011 Note Financing [Member]
Warrant Coverage Percentage																														23.00%		75.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights							0.15						0.4							0.15	0.15	0.15	0.17	0.1952	0.287	0.15	0.15																0.15
Long-term Debt, Gross							$ 400,000				$ 573,000			$ 540,000				$ 800,000	$ 800,000							$ 300,000	$ 300,000	$ 1,886,851	$ 688,000										$ 1,100,000		$ 59,000			$ 405,000
Short-term Convertible Promissory Note Conversions		1,500,000	1,500,000																							352,941	53,000	1,300,000
Debt Instrument, Maturity Date																	Apr 28, 2014	Apr 28, 2014	Apr 28, 2014							Jun 30, 2012									May 12, 2014								Jan 9, 2013
Warrants Purchased During Period					6,388,449	6,388,449																				2,352,940
Debt Issuance Cost					25,000,000	25,000																				247,000	27,000
Debt Conversion, Converted Instrument, Amount				618,000				1,000,010	300,000	613,158																	169,000							38,000	1,897,000		1,962,000		1,227,500					827,500
Debt Conversion, Converted Instrument, Shares Issued	768,633													3,600,000													1,126,667	8,652,737						253,333	12,647,077		13,080,393		8,183,333					5,516,666
Debt Instrument, Discount Percentage																														10.00%	10.00%	15.00%	15.00%			15.00%							15.00%
Debt Instrument, Maturity Date Range, Start																											Oct 19, 2011
Debt Instrument, Convertible, Conversion Price																	$ 0.15	$ 0.15										$ 0.15							$ 0.15	$ 0.15	$ 0.15		$ 0.15	$ 0.15			$ 0.15	$ 0.15
Convertible Notes Payable																																				7,100,000			2,300,000		2,300,000		1,200,000	1,200,000
Debt Instrument, Maturity Date Range, End																											Jun 30, 2012
Debt Instrument Purchase Price																	500,000																				6,000,000	6,000,000	50,000		50,000	2,000,000	1,000,000	1,000,000
Common stock, par value (in dollars per share)					$ 0.001		$ 0.001				$ 0.001						$ 0.001
Debt Instrument, Interest Rate, Stated Percentage												12.00%					8.00%	8.00%	8.00%
Debt Instrument, Conversion Percentage																	80.00%	80.00%
Repayments of Debt							712,800									172,800
Fair Value, Option, Changes in Fair Value, Gain (Loss)															9,000	85,000
Debt Instrument, Fair Value Disclosure							570,802								99,602	99,602
Debt Instrument, Face Amount																		$ 3,000,000	$ 80,000							$ 587,000	$ 587,000										$ 3,200,000		$ 400,000

NOTES PAYABLE - OFFICER (Details Textual) (USD $)	1 Months Ended		6 Months Ended		12 Months Ended		116 Months Ended	122 Months Ended
	Feb. 28, 2010	Sep. 22, 2008	Apr. 30, 2012	Apr. 30, 2011	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Apr. 30, 2012	Feb. 15, 2010	Nov. 12, 2004
Notes Payable, Current		$ 6,000,000							$ 6,000,000
Debt Instrument, Periodic Payment, Principal	100,000	100,000
Principal payments on notes payable		200,000	87,941	347,257	769,379	1,798,119	2,691,089	2,779,030
Long-term Debt, Gross					400,000	573,000	400,000
Class of Warrant or Right, Outstanding			136,941,303		101,000,000		101,000,000	136,941,303
Class of Warrant or Right, Exercise Price of Warrants or Rights					0.15		0.15			0.4
Debt Instrument, Increase, Accrued Interest					13,630
Moore Notes [Member]
Debt Instrument, Periodic Payment, Principal			35,000		200,000
Long-term Debt, Gross					273,000		273,000
Class of Warrant or Right, Outstanding					1,568,627		1,568,627
Class of Warrant or Right, Exercise Price of Warrants or Rights					0.15		0.15
Accrued Liabilities			388,000					388,000
Debt Instrument, Increase, Accrued Interest			150,000
Convertible Notes Payable			$ 471,000					$ 471,000

DERIVATIVE INSTRUMENTS (Details) (USD $)	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010	Jan. 31, 2010	Oct. 31, 2009
Principal	$ 0	$ (540,000)	$ 8,976,071	$ 8,166,355	$ 2,931,384	$ 1,991,267	$ 777,154	$ 925,815	$ 3,434,424	$ 3,834,294	$ 3,278,412
Original Issue Discount	456,547	258,178	1,300,347	1,312,241	89,239	120,269	21,937	17,532	68,374	225,977	367,916
Warrant Liability	0	(923,052)	6,391,071	7,936,668	0	8,520,828	0	0	16,467,800	12,665,150	0
Embedded Derivative Liability	0	159,657	946,046	1,086,599	1,058,580	229,625	81,028	102,433	1,077,659	449,055	1,086,514
Bridge Note 1-June 18, 2009 [Member]
Principal											1,131,353
Original Issue Discount											169,703
Warrant Liability											250,392
Embedded Derivative Liability											711,258
Bridge Note II & III-October 26 & 30, 2009 Member]
Principal											2,147,059
Original Issue Discount											322,059
Warrant Liability											690,119
Embedded Derivative Liability											868,388
Optimus September 24, 2009 [Member]
Principal											0
Original Issue Discount											0
Warrant Liability											3,587,625
Embedded Derivative Liability											0
Other outstanding warrants [Member]
Principal											0
Original Issue Discount											0
Warrant Liability											12,785,695
Embedded Derivative Liability											0
Total Valuation at Origination [Member]
Principal											3,278,412
Original Issue Discount											491,762
Warrant Liability											17,313,831
Embedded Derivative Liability											1,579,646
Change in fair value [Member]
Principal			0	0	0	0	0	0	0	0	0
Original Issue Discount			0	0	0	0	0	0	0	0	0
Warrant Liability	(2,302,707)		(2,174,948)	6,826,019	4,915,676	3,789,889	1,934,055	3,866,801	5,363,854	1,995,372	5,352,697
Embedded Derivative Liability	(438,054)		416,347	2,141,984	763,523	51,972	13,876	260,843	421,404	905,259	493,132
Accreted Interest [Member]
Principal			0	0	0	0	0	0	0	0	0
Original Issue Discount	(569,419)	(532,559)	471,290	340,050	74,422	73,363	21,052	50,842	251,188	225,321	123,846
Warrant Liability			0	0	0	0	0	0	0	0	0
Embedded Derivative Liability			0	0	0	0	0	0	0	0	0
Bridge Notes IV-December 1, 2009 through January 31. 2010 [Member]
Principal										555,882
Original Issue Discount										83,382
Warrant Liability										207,617
Embedded Derivative Liability										164,400
Bridge Note I- Extension of Maturity Date [Member]
Principal										0
Original Issue Discount										0
Warrant Liability										202,500
Embedded Derivative Liability										103,400
Exercise of Common Stock Warrants [Member]
Principal								0	0	0
Original Issue Discount								0	0	0
Warrant Liability								1,475,758	1,790,823	1,702,073
Embedded Derivative Liability								0	0	0
Bridge Note V [Member]
Principal									640,307
Original Issue Discount									97,807
Warrant Liability									229,619
Embedded Derivative Liability									271,554
Note Payoffs [Member]
Principal			155,806	26,316	159,675	187,582	414,118	88,236	1,040,177
Original Issue Discount			0	0	0	0	0	0	4,222
Warrant Liability			0	0	0	0	0	0	0
Embedded Derivative Liability			0	8,860	5,904	0	46,945	12,665	64,354
Issuance of Optimus Warrants
Principal								0
Original Issue Discount								0
Warrant Liability								6,856,946
Embedded Derivative Liability								0
Bridge Note Conversions [Member]
Principal		(169,000)	(221,788)	1,164,947				2,420,373
Original Issue Discount			0	0				0
Warrant Liability			0	0				0
Embedded Derivative Liability		0	10,530	381,209				701,718
Exercise Of Warrants [Member]
Principal					0	0	0
Original Issue Discount					0	0	0
Warrant Liability					639,960	1,382,847	4,156,797
Embedded Derivative Liability					0	0	0
Issuance Of Warrants [Member]
Principal					0	0	0
Original Issue Discount					0	0	0
Warrant Liability					2,990,520	35,523	1,042,559
Embedded Derivative Liability					0	0	0
Bridge Note VI [Member]
Principal							265,457
Original Issue Discount							25,457
Warrant Liability							72,300
Embedded Derivative Liability							39,416
Issuance of November 2010 Bridge Notes [Member]
Principal						931,579
Original Issue Discount						96,579
Warrant Liability						391,076
Embedded Derivative Liability						150,156
Exchange of November 2010 Bridge Notes [Member]
Principal						17,175
Original Issue Discount						17,175
Warrant Liability						86,963
Embedded Derivative Liability						9,389
Issuance of January 2011 Bridge Notes [Memebr]
Principal						452,941
Original Issue Discount						57,941
Warrant Liability						173,808
Embedded Derivative Liability						41,024
Issuance of Q2 2011 Bridge Notes [Member]
Principal					473,392
Original Issue Discount					43,392
Warrant Liability					121,238
Embedded Derivative Liability					71,336
Issuance of Q3 2011 Bridge Notes [Member]
Principal				11,765	626,400
Original Issue Discount				1,765	0
Warrant Liability				4,968	0
Embedded Derivative Liability				5,051	0
Issuance of May 2011 Notes [Member]
Principal				7,077,936
Original Issue Discount				1,553,254
Warrant Liability				0
Embedded Derivative Liability				2,719,345
Additional warrants issued to Bridge Note holder [Member]
Principal				0
Original Issue Discount				0
Warrant Liability				36,376
Embedded Derivative Liability				0
Exchange Of Bridge Notes [Member]
Principal	52,941			8,033
Original Issue Discount				8,033
Warrant Liability	0			0
Embedded Derivative Liability				2,656
Conversion of May 2011 Notes [Member]
Principal	(38,000)	(1,924,060)	(1,225,561)	671,500
Original Issue Discount			0	0
Warrant Liability			0	0
Embedded Derivative Liability	(5,016)	(341,342)	110,494	166,980
Exchanges/Exercises of October 2007 Warrants [Member]
Principal				0
Original Issue Discount				0
Warrant Liability				1,186,959
Embedded Derivative Liability				0
Issuance of October 2011 Notes [Member]
Principal			2,326,471
Original Issue Discount			459,396
Warrant Liability			0
Embedded Derivative Liability			396,818
Reclassification Of Warrant Liability To Equity [Member]
Principal			0
Original Issue Discount			0
Warrant Liability			(186,908)
Embedded Derivative Liability			0
Issuance Of Long-Term Convertible Promissory Notes [Member]
Principal			86,400
Original Issue Discount			0
Warrant Liability			0
Embedded Derivative Liability			0
Exchange Of Warrants [Member]
Principal			0
Original Issue Discount			0
Warrant Liability	(134,796)	59,572	816,259
Embedded Derivative Liability			0
Issuance Of December Two Thousand and Eleven Notes [Member]
Principal	(827,500)	1,232,353
Original Issue Discount		258,178
Warrant Liability		0
Embedded Derivative Liability	(160,677)	306,568
Conversion Of October Two Thousand and Eleven Notes [Member]
Principal		(1,227,500)
Embedded Derivative Liability		(329,433)
Partial Note Repayments [Member]
Principal		(52,941)
Conversion Of December 2011 Notes [Member]
Principal	(827,500)
Embedded Derivative Liability	$ (160,677)

DERIVATIVE INSTRUMENTS (Details 1)	Apr. 30, 2012	Oct. 31, 2011	Nov. 12, 2004	Apr. 30, 2012 Minimum [Member]	Oct. 31, 2011 Minimum [Member]	Oct. 31, 2010 Minimum [Member]	Apr. 30, 2012 Maximum [Member]	Oct. 31, 2011 Maximum [Member]	Oct. 31, 2010 Maximum [Member]	Oct. 31, 2011 Vendor & Other [Member] Minimum [Member]	Oct. 31, 2011 Vendor & Other [Member] Maximum [Member]	Apr. 30, 2012 Placement Agent Convertible Debt Financing [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] 2007 Securities Purchase Agreement [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] 2007 Securities Purchase Agreement [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] August 2007 Notes [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] August 2007 Notes [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] May 2011 Convertible Debt Financing [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] May 2011 Convertible Debt Financing [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] October 2011 Convertible Debt Financing [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] October 2011 Convertible Debt Financing [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] December 2011 Convertible Debt Financing [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] Bridge Notes [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Bridge Notes [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] Bridge Notes [Member] Minimum [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Bridge Notes [Member] Minimum [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] Bridge Notes [Member] Maximum [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Bridge Notes [Member] Maximum [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] Executive Officer [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Executive Officer [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Vendor & Other [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] Vendor & Other [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Placement Agent Convertible Debt Financing [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] Placement Agent Convertible Debt Financing [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] Placement Agent Convertible Debt Financing [Member] Minimum [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] Placement Agent Convertible Debt Financing [Member] Maximum [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] Subtotal [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Subtotal [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] Optimus Preferred Stock Agreement (04/04/2011) [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Optimus Preferred Stock Agreement (04/04/2011) [Member]
Exercise Price		0.15	0.4	0.15	0.15	0.15	0.17	0.1952	0.287	0.15	0.1952		0.15	0.15	0.15	0.15	0.15	0.15	0.15	0.15	0.15			0.15	0.15	0.17	0.17	0.15	0.15		0.15	0.15	0.15
Amount	136,941,303	101,000,000										25,560,000	42,299,150	47,090,487	287,001	287,001	22,416,652	23,593,122	6,186,275	7,754,902	4,107,842	24,983,041	22,630,101					7,674,512	7,674,512	446,956	46,956	2,804,776	3,379,874			111,381,303	112,281,857	25,560,000	25,560,000
Expiration Date													October 2012	August October 2012	August 2012	August 2012	May 2014	May 2014	October 2014	October 2014	January 2015			January 2013		April 2015		August 2014	August 2014	February 2012		May 2014 - November 2015		May 2014	November 2015			April 2014	April 2014

DERIVATIVE INSTRUMENTS (Details Textual) (USD $)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jan. 31, 2012	Apr. 30, 2011	Apr. 30, 2012	Apr. 30, 2011	Jul. 31, 2011	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2007	Nov. 12, 2004
Class Of Warrant Or Right Owned By Entity						$ 25,600,000	$ 15,800,000
Class of Warrant or Right, Outstanding			136,941,303			101,000,000
Total			219,884,434	164,000,238		226,819,663	133,965,228
Derivative Liability, Fair Value, Net						6,400,000	13,000,000
Embedded derivative liability, convertible at $0.15 from May 2012 through January 2013			(6,034,500)			(5,727,932)	81,028
Embedded Derivative, Gain on Embedded Derivative			278,000
Embedded Derivative, Loss on Embedded Derivative		919,000			867,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used						BSM model
Increased Income For Net Change In Fair Value Of Warrant and Embedded Derivative Liability						9,800,000	446,000
Exercised Number of Options	0					7,233,341	(306,000)
Class of Warrant or Right, Exercise Price of Warrants or Rights						0.15			0.4
Proceeds from Stock Options Exercised						1,085,000
Common stock, par value (in dollars per share)			$ 0.001			$ 0.001	$ 0.001
Number Of Common Stock Exercisable For Warrant Received						7,674,512
Number Of Common Stock Exercisable For Settlement Of Warrant								2,666,667
Number Of Common Stock Exercisable For Warrant Received Amended						4,118,956
Reduction In Warrant Outstanding Subject To Anti Dilution Provisions						49,400,000
Gain (Loss) on Sale of Derivatives						458,000
Noncash Warrant Expenses						72,000
Warrant [Member]
Total			137,000,000
Derivative Liability, Fair Value, Net						6,400,000	13,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			0.15
Proceeds from Stock Options Exercised						1,085,000
Bridge Loan [Member] | Private Placement [Member]
Noncash Warrant Expenses						72,000
Warrant Exchange Agreement [Member]
Common stock, par value (in dollars per share)						$ 0.001
Number Of Common Stock Exercisable For Warrant Received						7,674,512
Gain (Loss) on Sale of Derivatives						458,000
Noncash Warrant Expenses						486,000
Amended Note Purchase Agreement [Member]
Number Of Common Stock Exercisable For Warrant Received Amended						4,118,956
Warrant Liability [Member]
Class Of Warrant Or Right Owned By Entity			96,000,000			101,000,000
Class of Warrant or Right, Outstanding			137,000,000			6,800,000
Total			45,000,000			49,400,000
Derivative Liability, Fair Value, Net			3,100,000
Fair Value, Option, Changes In Fair Value, Gain			3,200,000
Fair Value Option Changes In Fair Value Loss		4,900,000			1,100,000
Embedded derivative liability, convertible at $0.15 from May 2012 through January 2013			$ 138,000

ACCOUNTING FOR STOCK BASED COMPENSATION PLANS (Details) (USD $)	3 Months Ended		6 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012	Apr. 30, 2011
Total stock compensation recognized	$ 287,378	$ 179,476	$ 587,562	$ 420,058
Research and Development Expense [Member]
Total stock compensation recognized	133,547	74,364	269,220	170,532
General and Administrative Expense [Member]
Total stock compensation recognized	$ 153,831	$ 105,112	$ 318,342	$ 249,526

ACCOUNTING FOR STOCK BASED COMPENSATION PLANS (Details 1) (USD $)	6 Months Ended
Apr. 30, 2012
Exercise Price:	$ 0.148
Stock Price:	$ 0.148
Days to Maturity:	10 years
Risk-free Rate:	2.10%
Volatility:	143.00%

ACCOUNTING FOR STOCK BASED COMPENSATION PLANS (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Outstanding Number of Options	45,057,424	27,317,424	26,467,424	18,331,591
Granted Number of Options		17,740,000	850,000	11,075,000
Exercised Number of Options		0	7,233,341	(306,000)
Expired Number of Options		0
Outstanding Number of Options	44,807,424	45,057,424	27,317,424	26,467,424
Not Exercisable Number of Options	19,514,687
Cancelled Number of Options		250,000
Exercisable Number of Options	25,292,737		20,451,266
Outstanding Weighted-Average Exercise Price	$ 0.16	$ 0.16	$ 0.16	$ 0.16
Granted Weighted-Average Exercise Price		$ 0.15	$ 0.12	$ 0.16
Exercised Weighted-Average Exercise Price		$ 0		$ 0.09
Cancelled Weighted-Average Exercise Price		$ 0.15
Exercisable Weighted-Average Exercise Price	$ 0.16		$ 0.16
Not Exercisable Weighted-Average Exercise Price	$ 0.15
Outstanding Weighted-Average Exercise Price	$ 0.16	$ 0.16	$ 0.16	$ 0.16

ACCOUNTING FOR STOCK BASED COMPENSATION PLANS (Details Textual) (USD $)	3 Months Ended		6 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Apr. 30, 2012	May 31, 2012	Feb. 29, 2012	Oct. 31, 2011
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options	$ 2,500,000		$ 2,500,000			$ 759,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition			2 years 3 months
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		17,740,000	17,740,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 0.1448	$ 0.1448
Employee Stock Ownership Plan E S O P Discount Rate			85.00%
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares	5,000,000		5,000,000
Employee Stock Ownership Plan (Esop), Tax Withheld From Employee			9,765
Employee Stock Ownership Plan (ESOP), Shares in ESOP				68,397	15,862
Amount Withheld From Employee	$ 7,565

COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	0 Months Ended	3 Months Ended			6 Months Ended		10 Months Ended	12 Months Ended			116 Months Ended	122 Months Ended		1 Months Ended			0 Months Ended	12 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended		12 Months Ended		0 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended
	Apr. 04, 2011	Apr. 30, 2012	Jan. 31, 2012	Apr. 30, 2011	Apr. 30, 2012	Apr. 30, 2011	Dec. 31, 2002	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2004	Oct. 31, 2011	Apr. 30, 2012	Dec. 12, 2011	Jan. 31, 2010 Mr.Moore [Member]	Jul. 21, 2009 Mr.Moore [Member]	Nov. 30, 2007 Mr.Moore [Member]	Dec. 15, 2006 Mr.Moore [Member]	Oct. 31, 2011 Mr.Moore [Member]	Oct. 14, 2010 Mr.Moore [Member]	Jul. 21, 2009 Dr.Rothman [Member]	Feb. 15, 2007 Dr.Rothman [Member]	Mar. 29, 2006 Dr.Rothman [Member]	Mar. 31, 2005 Dr.Rothman [Member]	Oct. 31, 2011 Dr.Rothman [Member]	Oct. 14, 2010 Dr.Rothman [Member]	May 10, 2010 Pennsylvania [Member]	Apr. 30, 2012 Pennsylvania [Member]	Oct. 31, 2011 Pennsylvania [Member]	Apr. 30, 2012 Pharm Olam International [Member]	Oct. 31, 2011 Pharm Olam International [Member]	May 10, 2010 Numoda [Member]	Apr. 30, 2012 Numoda [Member]	Oct. 31, 2011 Numoda [Member]
Option Exercise Fee Payable													$ 20,000													$ 35,000		$ 35,000	$ 223,620	$ 223,620
Stock Issued During Period, Value, New Issues							235,000																			70,000		70,000
Stock Issued During Period, Shares, New Issues																										388,889		388,889
Stock Price:		$ 0.148			$ 0.148							$ 0.148														$ 0.18		$ 0.18
Licenses Revenue																											482,000	249,000
Research & Development Expenses		2,215,834		2,446,710	4,428,743	4,434,401		8,078,901	4,904,298		23,156,740	27,585,483																	12,200,000	12,200,000
Issuance of common stock to consultants										166,777																					350,000
Issuance of common stock to consultants (in shares)																															3,500,000
Payments of Distributions to Affiliates																																7,200,000	1,100,000
Due from Affiliates																																3,700,000	6,300,000
Payments for Leasing Costs	15,600
Cost of Utilities	7,200
Cost Of Utilities Per R E	$ 10,700
Expected Lease Operating Expenses	288,000
Operating Leases, Rent Expense					34,000			62,000
Base Officers Compensation																		250,000
Increase Decrease In Officer Compensation																		350,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			17,740,000		17,740,000									750,000		750,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award																	2,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased															$ 2,500,000		$ 0.143		$ 2,000,000	$ 1,750,000	$ 300,000	$ 150,000	$ 360,000	$ 0.2	$ 2,250,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period															1 month 6 days			24 months	1 month 24 days	1 month 1 day	1 month 29 days	3 months 4 days	3 months 13 days		0 months
Granted Number of Options			17,740,000					850,000	11,075,000									1,500,000
Granted Weighted-Average Exercise Price			$ 0.15					$ 0.12	$ 0.16									$ 0.4
Officers' Compensation																		4,000,000						305,000
Officer Compensation Payable In Cash																								275,000
Officer Compensation Payable In Stock																								$ 30,000

SHAREHOLDERS' EQUITY (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		116 Months Ended	122 Months Ended			6 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended					12 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Apr. 30, 2012	Apr. 04, 2011	Nov. 12, 2004	Apr. 30, 2012 Warrant [Member]	Apr. 30, 2012 Equity Warrants [Member]	Jan. 31, 2012 Common Stock [Member]	Apr. 30, 2012 Common Stock [Member]	Dec. 31, 2002 Common Stock [Member]	Oct. 31, 2010 Common Stock [Member]	Apr. 30, 2012 Series B Preferred Stock [Member]	Oct. 31, 2011 Series B Preferred Stock [Member]	Oct. 31, 2010 Series B Preferred Stock [Member]	Jul. 19, 2010 Series B Preferred Stock [Member]	Oct. 31, 2011 Series B Preferred Stock [Member] Warrant [Member]
Preferred stock, shares issued																789	740	740	789
Preferred stock, par value (in dollars per share)	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001									$ 0.001	$ 10,000
Sale of Stock, Price Per Share																	$ 10,000			$ 10,000
Stock Issued During Period, Shares, New Issues											25,560,000			4,000,000	40,000	789					40,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					0.15		0.15			0.4	0.15									0.25
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate									2.00%											2.00%
Stock Issued During Period Shares Warrant Exercised		4,791,337	2,745,097										2,745
Proceeds from the exercise of warrants			$ 411,765	$ 388,580	$ 1,085,001	$ 170,000	$ 1,255,001	$ 1,666,766
Common stock, par value (in dollars per share)	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Warrants Purchased During Period	6,388,449	6,388,449												292,000
Debt Issuance Cost	$ 25,000,000	$ 25,000
Incremental Common Shares Attributable to Written Put Options			45,000,000		49,400,000
Total			219,884,434	164,000,238	226,819,663	133,965,228					137,000,000	41,000,000

FAIR VALUE (Details) (USD $)	Apr. 30, 2012	Oct. 31, 2011	Oct. 31, 2010
Fair Value of Embedded Derivatives at issuance	$ (6,034,500)	$ (5,727,932)	$ 81,028
Common stock warrant liability, warrants exercisable at $0.15 - $0.17 from August 2012 through November 2015	3,090,088	6,391,071	13,006,194
Total		7,491,422	13,087,222,000
Fair Value, Inputs, Level 3 [Member]
Fair Value of Embedded Derivatives at issuance		946,046
Common stock warrant liability, warrants exercisable at $0.15 - $0.17 from August 2012 through November 2015		6,391,071
Total		$ 7,337,117

FAIR VALUE (Details 1) (USD $)	Apr. 30, 2012	Oct. 31, 2011	Oct. 31, 2010
Common stock warrant liability, warrants exercisable at $0.15 - $0.17 from August 2012 through November 2015	$ 3,090,088	$ 6,391,071	$ 13,006,194
Embedded derivative liability, convertible at $0.15 from May 2012 through January 2013	(6,034,500)	(5,727,932)	81,028
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Common stock warrant liability, warrants exercisable at $0.15 - $0.17 from August 2012 through November 2015	0	0
Embedded derivative liability, convertible at $0.15 from May 2012 through January 2013	0	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Common stock warrant liability, warrants exercisable at $0.15 - $0.17 from August 2012 through November 2015			0
Embedded derivative liability, convertible at $0.15 from May 2012 through January 2013			0
Fair Value, Inputs, Level 3 [Member]
Common stock warrant liability, warrants exercisable at $0.15 - $0.17 from August 2012 through November 2015		6,391,071
Embedded derivative liability, convertible at $0.15 from May 2012 through January 2013		946,046
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Common stock warrant liability, warrants exercisable at $0.15 - $0.17 from August 2012 through November 2015	3,090,088	6,391,071	13,006,194
Embedded derivative liability, convertible at $0.15 from May 2012 through January 2013	$ 137,749	$ 946,046	$ 81,028

FAIR VALUE (Details 2) (USD $)	3 Months Ended				6 Months Ended	12 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Apr. 30, 2011	Jan. 31, 2011	Apr. 30, 2012	Oct. 31, 2011	Oct. 31, 2010
Embedded Derivative Liability [Member]
Beginning balance	$ 741,496	$ 741,496	$ 229,625	$ 81,028	$ 741,496	$ 81,028	$ 1,086,514
Issuances	0	306,568	697,736	200,569	0	3,505,605	522,530
Note Conversions and Payoffs		(670,755)		0		(683,977)	(825,682)
Change in fair value	(438,054)	159,657	918,870	(51,972)	(438,054)	(1,766,161)	(702,334)
Note Conversions	(165,693)		0		(165,693)	(190,449)	0
Note Payoffs	0		(5,904)		0
Closing Balance	137,749	741,496	1,840,327	229,625	137,749	741,496	81,028
Common Stock Warrant Liability [Member]
Beginning balance	5,527,591	6,391,071	8,520,828	13,006,194	6,391,071	13,006,194	11,961,734
Issuances	0	0	3,111,758	600,407		5,065,326	8,579,900
Note Conversions and Payoffs		59,572		(1,295,884)		(3,826,409)	(7,792,198)
Change in fair value	(2,302,707)	(923,052)	4,915,676	(3,789,889)		(7,955,907)	256,758
Note Conversions	0		(639,960)			101,867	0
Note Payoffs	(134,796)		0
Closing Balance	$ 3,090,088	$ 5,527,591	$ 15,908,302	$ 8,520,828	$ 3,090,088	$ 6,391,071	$ 13,006,194

FAIR VALUE (Details Textual) (USD $)	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Nov. 12, 2004	Apr. 30, 2012 Minimum [Member]	Oct. 31, 2011 Minimum [Member]	Oct. 31, 2010 Minimum [Member]	Apr. 30, 2012 Maximum [Member]	Oct. 31, 2011 Maximum [Member]	Oct. 31, 2010 Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.15		0.4	0.15	0.15	0.15	0.17	0.1952	0.287
Total	$ 7,491,422	$ 13,087,222,000
Fair Value Of Warrants Issued	91,415,804

SUBSEQUENT EVENTS (Details Textual) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended							6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	1 Months Ended		2 Months Ended		2 Months Ended	6 Months Ended				6 Months Ended			2 Months Ended	6 Months Ended	2 Months Ended	6 Months Ended
	Aug. 31, 2007	Nov. 30, 2004	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2007	Oct. 31, 2006	Oct. 31, 2004	Dec. 12, 2011	Oct. 31, 2011	Oct. 31, 2010	Nov. 12, 2004	Apr. 30, 2012 Warrant [Member]	Jan. 31, 2012 Common Stock [Member]	Apr. 30, 2012 Common Stock [Member]	Dec. 31, 2002 Common Stock [Member]	Oct. 31, 2010 Common Stock [Member]	Oct. 31, 2007 Common Stock [Member]	Oct. 31, 2006 Common Stock [Member]	Oct. 31, 2004 Common Stock [Member]	Dec. 29, 2011 December 2011 Note Financing [Member]	Apr. 30, 2012 December 2011 Note Financing [Member]	Dec. 29, 2011 December 2011 Note Financing [Member] Rodman Renshaw, Llc [Member]	Dec. 31, 2011 May 2011 Notes [Member]	Dec. 31, 2011 May 2011 Notes [Member] Common Stock [Member]	Jan. 31, 2012 October 2011 Notes [Member]	Jan. 31, 2012 October 2011 Notes [Member] Common Stock [Member]	Apr. 30, 2012 Numoda Stock Purchase Agreement [Member]	Apr. 30, 2012 Exchange Agreement [Member]	Apr. 30, 2012 Exchange Agreement [Member] Warrant [Member]	Apr. 30, 2012 Exchange Agreement [Member] Convertible Notes Payable [Member]	Apr. 30, 2012 Note Purchase Agreement [Member]	Apr. 30, 2012 Note Purchase Agreement [Member] Rodman Renshaw, Llc [Member]	Apr. 30, 2012 Jmj Financial [Member]	Dec. 31, 2011 Junior Unsecured Subordinated Convertible Promissory Notes [Member]	Apr. 30, 2012 Junior Unsecured Subordinated Convertible Promissory Notes [Member]	Dec. 31, 2011 Junior Unsecured Subordinated Convertible Promissory Notes [Member] Warrant [Member]	Apr. 30, 2012 Junior Unsecured Subordinated Convertible Promissory Notes [Member] Warrant [Member]
Stock Issued During Period, Shares, New Issues												25,560,000		4,000,000	40,000	789								11,313,727		8,183,333	15,000,000	52,200,000							583,000	1,126,667
Stock Price:			$ 0.148																								$ 0.15
Accounts Receivable, Net																											$ 2,250,000
Long-term Debt, Gross									400,000	573,000											405,000	73,000								4,500,000			500,000	300,000	50,000
Warrants Purchased During Period			6,388,449	6,388,449										292,000														5,800,000			355,556
Stock Issued During Period, Shares, Conversion of Convertible Securities													3,600,000																31,300,000								21,000
Notes Issued	600,000																											247,000
Convertible Notes Payable																				1,200,000	1,200,000										953,333
Debt Instrument Purchase Price																				1,000,000	1,000,000										715,000
Deferred Investment Funds			240,000																												240,000
Debt Instrument, Discount Percentage																				15.00%											25.00%
Debt Instrument, Description																															Each Note Investor paid $0.75 for each $1.00 of principal amount of Notes purchased at the closing of the Offering.
Debt Instrument, Convertible, Conversion Price																				$ 0.15	$ 0.15		$ 0.15		$ 0.15						$ 0.15			$ 0.15
Class of Warrant or Right, Exercise Price of Warrants or Rights									0.15		0.4	0.15								0.15		0.15									0.15			0.15
Related Party Transaction, Amounts of Transaction																																28,000
Notes Purchased																				0.85
Notes Purchased Per Unit																				$ 1
Purchase Of Common Stock In Percentage																				50.00%
Debt Instrument, Maturity Date																				Jan 9, 2013		Jan 9, 2015
Initial Principal Debt Amount In Percentage																				85.00%
Common Stock Outstanding Shares In Percentage																				4.99%
Received Compensation Of Cash Placement Fee In Percentage																						7,000
Debt Instrument, Face Amount																						575,098	1,700,000		1,280,000									53,000
Debt Conversion, Converted Instrument, Amount		618,000			1,000,010	300,000	613,158										6,974	1,767	2,136		827,500													169,000
Interest Expense, Debt																																		53,000
Class Of Warrant Or Right Issued																																		2,300,000
Option Exercise Fee Payable								$ 20,000

PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended		12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Oct. 31, 2011	Oct. 31, 2010
Total	219,884,434	164,000,238	226,819,663	133,965,228
Warrant [Member]
Total	136,941,303	117,140,234	137,841,857	103,139,628
Stock Options [Member]
Total	44,807,424	27,317,424	27,317,424	26,467,424
Convertible Debt Securities [Member]
Total	38,135,707	19,542,580	61,660,382	4,358,176

PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Oct. 31, 2011	Oct. 31, 2010
Class of Warrant or Right, Outstanding	136,941,303		101,000,000
Total	219,884,434	164,000,238	226,819,663	133,965,228
Class Of Warrant Or Right Owned By Entity			$ 25,600,000	$ 15,800,000
Finite-Lived Intangible Asset, Useful Life			20 years
Warrant Liability [Member]
Class of Warrant or Right, Outstanding	137,000,000		6,800,000
Total	45,000,000		49,400,000
Class Of Warrant Or Right Owned By Entity	$ 96,000,000		$ 101,000,000
Equity Warrants [Member]
Class of Warrant or Right, Outstanding			36,800,000

NOTES PAYABLE (Details Textual) (USD $)	1 Months Ended								12 Months Ended								1 Months Ended	12 Months Ended			1 Months Ended	6 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended								3 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended					1 Months Ended	3 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		12 Months Ended	1 Months Ended	6 Months Ended		12 Months Ended		1 Months Ended		1 Months Ended
	Aug. 31, 2011	Feb. 28, 2010	Jun. 30, 2009	Sep. 22, 2008	Aug. 31, 2007	Mar. 31, 2006	Feb. 28, 2006	Nov. 30, 2004	Oct. 31, 2011	Oct. 31, 2007	Oct. 31, 2006	Oct. 31, 2004	Oct. 31, 2010	Feb. 15, 2010	Aug. 24, 2007	Nov. 12, 2004	Nov. 30, 2003 Bio Advance Biotechnology Greenhouse [Member]	Oct. 31, 2011 Bio Advance Biotechnology Greenhouse [Member]	Dec. 31, 2003 Bio Advance Biotechnology Greenhouse [Member]	Oct. 31, 2010 Bio Advance Biotechnology Greenhouse [Member]	Dec. 29, 2011 Long Term Convertible Promissory Notes [Member]	Apr. 30, 2012 Long Term Convertible Promissory Notes [Member]	Apr. 28, 2011 Long Term Convertible Promissory Notes [Member] A Notes Payable [Member]	Apr. 28, 2011 Long Term Convertible Promissory Notes [Member] B Notes Payable [Member]	Oct. 31, 2011 Long Term Convertible Promissory Notes [Member] B Notes Payable [Member]	Apr. 28, 2011 Long Term Convertible Promissory Notes [Member] C Notes Payable [Member]	Oct. 31, 2011 Long Term Convertible Promissory Notes [Member] C Notes Payable [Member]	Jul. 31, 2011 Senior Convertible Promissory Note [Member]	Apr. 30, 2012 Minimum [Member]	Oct. 31, 2011 Minimum [Member]	Oct. 31, 2010 Minimum [Member]	Apr. 30, 2012 Maximum [Member]	Oct. 31, 2011 Maximum [Member]	Oct. 31, 2010 Maximum [Member]	Apr. 30, 2012 Junior Subordinated Convertible Promissory Notes [Member]	Apr. 30, 2012 Junior Subordinated Convertible Promissory Notes [Member]	Oct. 31, 2011 Junior Subordinated Convertible Promissory Notes [Member]	Oct. 31, 2010 Junior Subordinated Convertible Promissory Notes [Member]	Oct. 31, 2011 Junior Subordinated Convertible Promissory Notes [Member] Ten Investors [Member]	Oct. 31, 2011 Junior Subordinated Convertible Promissory Notes [Member] Three Investors [Member]	Apr. 30, 2012 Junior Subordinated Convertible Promissory Notes [Member] Minimum [Member]	Oct. 31, 2011 Junior Subordinated Convertible Promissory Notes [Member] Minimum [Member]	Apr. 30, 2012 Junior Subordinated Convertible Promissory Notes [Member] Maximum [Member]	Oct. 31, 2011 Junior Subordinated Convertible Promissory Notes [Member] Maximum [Member]	May 31, 2011 May 2011 Note Financing [Member]	Apr. 30, 2012 May 2011 Note Financing [Member]	Oct. 31, 2011 May 2011 Note Financing [Member]	May 09, 2011 May 2011 Note Financing [Member]	Apr. 30, 2012 October 2011 Note Financing [Member]	Oct. 31, 2011 October 2011 Note Financing [Member]	Oct. 28, 2011 October 2011 Note Financing [Member]	Oct. 31, 2011 October 2011 Note Financing [Member] Placement Agent [Member]	Dec. 29, 2011 December 2011 Note Financing [Member]	Apr. 30, 2012 December 2011 Note Financing [Member]	Apr. 30, 2012 Moore Notes [Member]	Oct. 31, 2011 Moore Notes [Member]	Mar. 17, 2011 Moore Notes [Member]	Jun. 30, 2009 Moore Notes [Member] Before Amendment [Member]	Jun. 15, 2009 Moore Notes [Member] Before Amendment [Member]	Jun. 30, 2009 Moore Notes [Member] After Amendment [Member]	Jun. 15, 2009 Moore Notes [Member] After Amendment [Member]
Notes Payable																		$ 40,000		$ 40,000																	$ 1,670,000																						$ 800,000		$ 950,000
Debt Instrument, Maturity Date																							Apr 28, 2014	Apr 28, 2014		Apr 28, 2014									Jun 30, 2012												May 12, 2014					Oct 31, 2014	Jan 9, 2013					Jun 15, 2009		Jan 1, 2010
Debt Instrument, Maturity Date, Description			the Company's next equity financing resulting in gross proceeds to the Company of at least $6 million.
Debt Instrument, Periodic Payment, Principal		100,000		100,000																																																			35,000	200,000
Notes Payable, Current				6,000,000										6,000,000
Debt Instrument Retention Amount														200,000
Debt Instrument, Face Amount																								3,000,000		80,000									587,000	587,000													400,000							5,500	230,000
Debt Instrument, Increase, Accrued Interest									13,630									1,600																																					150,000
Long-term Debt, Gross									400,000				573,000								540,000			800,000		800,000		88,824							300,000	300,000	1,886,851	688,000	479,000										1,100,000		59,000			405,000		273,000
Interest Payable													57,000					12,000		12,000								26,471																												135,000
Debt Conversion, Converted Instrument, Shares Issued	768,633																				3,600,000															1,126,667	8,652,737									253,333	12,647,077		8,183,333					5,516,666
Debt Instrument, Decrease, Repayments																		50,000																			530,000			99,000
Debt Conversion, Converted Instrument, Warrants or Options Issued						3,000,000																																		730,000
Debt Conversion Converted Instrument Warrants Or Options Issued Value																																								80,000
Gain (Loss) on Repurchase of Debt Instrument																																								22,000
Short-term Convertible Promissory Note Conversions						1,500,000	1,500,000																												352,941	53,000	1,300,000
Debt Instrument, Convertible, Conversion Price																							$ 0.15	$ 0.15													$ 0.15										$ 0.15	$ 0.15	$ 0.15	$ 0.15			$ 0.15	$ 0.15
Debt Instrument, Discount Percentage																																									10.00%	10.00%	15.00%	15.00%				15.00%					15.00%
Debt Instrument Issue Price Description																																													$0.85 for each $1.00 of principal amount					$0.85 for each $1.00
Debt Instrument, Payment Terms																																															85% of the initial principal amount of each May 2011 Note is convertible prior to maturity.					85% of the initial principal amount of each Note is convertible prior to maturity
Debt Conversion, Converted Instrument, Amount								618,000		1,000,010	300,000	613,158																								169,000										38,000	1,897,000		1,227,500					827,500
Placement Agent Fee Percentage																																																				7.00%
Placement Agent Fees																																																				110,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															150,000	87,108																																				866,078
Class of Warrant or Right, Exercise Price of Warrants or Rights									0.15							0.4													0.15	0.15	0.15	0.17	0.1952	0.287	0.15	0.15																0.15	0.15			0.15
Notes Issued					600,000												10,000		40,000
Debt Instrument, Periodic Payment																											250,000
Debt Instrument, Increase, Additional Borrowings																									2,300,000
Repayments of Debt									712,800													172,800
Debt Instrument, Fair Value Disclosure									$ 570,802													$ 99,602

STOCK OPTIONS (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 21, 2009	Jan. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Apr. 30, 2012
Outstanding Number of Options		27,317,424	26,467,424	18,331,591	44,807,424
Granted Number of Options		17,740,000	850,000	11,075,000
Exercised Number of Options		0	7,233,341	(306,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period			0	(2,633,167)
Outstanding Number of Options		45,057,424	27,317,424	26,467,424	44,807,424
Exercisable Number of Options			20,451,266		25,292,737
Outstanding Weighted-Average Exercise Price		$ 0.16	$ 0.16	$ 0.16	$ 0.16
Granted Weighted-Average Exercise Price		$ 0.15	$ 0.12	$ 0.16
Exercised Weighted-Average Exercise Price		$ 0		$ 0.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price			$ 0	$ 0.12
Outstanding Weighted-Average Exercise Price		$ 0.16	$ 0.16	$ 0.16	$ 0.16
Exercisable Weighted-Average Exercise Price			$ 0.16		$ 0.16
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Weighted Average Remaining Contractual Terms		8 years 2 months	7 years 5 months	6 years
Share Based Compensation Arrangement By Share Based Payment Award, Options, Granted, Weighted Average Remaining Contractual Term			9 years 3 months	9 years 9 months
Share Based Compensation Arrangement By Share Based Payment Award, Options, Exercised, Weighted Average Remaining Contractual Term				8 years 2 months
Share Based Compensation Arrangement By Share Based Payment Award, Options, Cancelled Or Expired, Weighted Average Remaining Contractual Term			0 years	8 years 7 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	6 months		6 years 9 months
Outstanding Weighted Average Remaining Contractual Terms			8 years 2 months	7 years 5 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		$ 367,417	$ 415,967	$ 306,500
Share Based Compensation Arrangement By Share Based Payment Award, Options, Granted, Intrinsic Value			15,200	42,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value				(16,860)
Share Based Compensation Arrangement By Share Based Payment Award, Options, Cancelled Or Expired, Intrinsic Value			0	(104,912)
Outstanding Aggregate Intrinsic Value			367,417	415,967
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value			$ 337,082

STOCK OPTIONS (Details 1) (USD $)	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	12,310,417	6,720,417
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	850,000	10,108,333
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(6,294,259)	(4,518,333)
Non-vested Number of Shares	6,866,158	12,310,417
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 0.13	$ 0.1
Options Granted Weighted Average Exercise Price at Grant Date	$ 0.12	$ 0.14
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 0.13	$ 0.1
Non-vested shares Weighted Average Exercise Price at Grant Date	$ 0.15	$ 0.13
Share Based Compensations Arrangement By Share Based Payment Award Equity Instruments Other Than Options Outstanding Weighted Average Remaining Contractual Term	2 years 4 months	8 years 8 months
Share Based Compensation Arrangement By Share Based Payment Award, Equity Instruments Other Than Options, Granted, Weighted Average Remaining Contractual Terms	9 years 6 months	2 years 9 months
Share Based Compensations Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested Weighted Average Remaining Contractual Term	8 years 6 months	1 year
Non-vested shares Weighted Average Remaining Contractual Term (in years)	9 years	2 years 4 months

STOCK OPTIONS (Details Textual) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended				1 Months Ended		0 Months Ended		1 Months Ended			1 Months Ended
	Jul. 21, 2009	Jan. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Apr. 30, 2012	Oct. 31, 2007 Common Stock [Member]	Nov. 30, 2004 Two Thousand and Four Stock Option Plan [Member]	Nov. 30, 2004 Two Thousand and Four Stock Option Plan [Member] Common Stock [Member]	Jun. 06, 2006 Two Thousand and Five Stock Option Plan [Member]	Jun. 06, 2006 Two Thousand and Five Stock Option Plan [Member] Common Stock [Member]	Jul. 21, 2009 Two Thousand and Nine Stock Option Plan [Member]	Jul. 21, 2009 Two Thousand and Nine Stock Option Plan [Member] Common Stock [Member]	Sep. 27, 2011 Two Thousand and Eleven Omnibus Incentive Plan [Member]	Sep. 27, 2011 Two Thousand and Eleven Omnibus Incentive Plan [Member] Common Stock [Member]	Sep. 27, 2011 Two Thousand and Eleven Omnibus Incentive Plan [Member] Common Stock [Member] Less Than Twelve Months [Member]	Sep. 27, 2011 Two Thousand and Eleven Omnibus Incentive Plan [Member] Common Stock [Member] More Than Twelve Months [Member]
Granted Number of Options		17,740,000	850,000	11,075,000			100,000	2,381,525	100,000	5,600,000		358,101		4,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent							85.00%		85.00%
Common Stock, Capital Shares Reserved for Future Issuance			250,173,570	198,100,817	287,038,332	59,228,334					20,000,000		20,000,000
Share Based Compensation Stock Options Shares Eligible For Individual			500,000,000	500,000,000	500,000,000						6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	6 months		6 years 9 months								10 years
Incentive Fee, Amount Paid															$ 2,500,000	$ 2,000,000
Fair Value Of Options Granted			103,125
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options			$ 759,000		$ 2,500,000

INCOME TAXES (Details) (USD $)	Oct. 31, 2011	Oct. 31, 2010
Net operating loss carryforwards-federal	$ 12,994,244	$ 8,038,146
Stock based compensation	1,474,016	1,202,168
Valuation on warrants	(3,241,085)	0
Others	(613,170)	0
Less valuation allowance	(10,614,005)	(9,240,314)
Deferred Tax Assets, Net of Valuation Allowance	$ 0	$ 0

INCOME TAXES (Details 1)	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010
Pre-Tax Book Income -Loss)	34.00%	34.00%
Perm Item	(19.61%)	0.00%
Change in Valuation Allowance	(16.93%)	(34.00%)
Other	2.54%	0.00%
Total	0.00%	0.00%

INCOME TAXES (Details Textual) (USD $)	2 Months Ended	12 Months Ended
	Dec. 31, 2007	Oct. 31, 2010	Oct. 31, 2011	Oct. 31, 2009	Dec. 31, 2008	Dec. 12, 2008
Deferred Tax Assets, Operating Loss Carryforwards		$ 20,095,000	$ 32,485,000
Net Cash Received Amount On Net Operating Losses				379,742	278,978	922,020
Sale Of Net Operating Losses	$ 1,084,729	$ 408,000

CAPITALIZATION (Details Textual) (USD $)	1 Months Ended					6 Months Ended		10 Months Ended	12 Months Ended						116 Months Ended	122 Months Ended			1 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended								1 Months Ended		1 Months Ended					1 Months Ended				1 Months Ended
	Aug. 31, 2011	Aug. 31, 2007	Mar. 31, 2006	Feb. 28, 2006	Nov. 30, 2004	Apr. 30, 2012	Apr. 30, 2011	Dec. 31, 2002	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2008	Oct. 31, 2007	Oct. 31, 2006	Oct. 31, 2004	Oct. 31, 2011	Apr. 30, 2012	Aug. 24, 2007	Nov. 12, 2004	Oct. 31, 2007 Center Court [Member]	Oct. 17, 2007 Center Court [Member]	Dec. 31, 2004 Sunrise Securities, Corp [Member]	Oct. 31, 2011 Sunrise Securities, Corp [Member]	Mar. 19, 2004 Sunrise Securities, Corp [Member]	Oct. 31, 2007 Private Placement [Member]	Aug. 31, 2007 Private Placement [Member]	Jan. 31, 2005 Private Placement [Member]	Nov. 30, 2004 Private Placement [Member] First Issue [Member]	Dec. 31, 2004 Private Placement [Member] Second Issue [Member]	Jan. 31, 2005 Private Placement [Member] Third Issue [Member]	Jan. 31, 2005 Private Placement [Member] Fourth Issue [Member]	Jan. 12, 2005 Private Placement [Member] Fourth Issue [Member]	Jan. 31, 2005 Private Placement [Member] Fourth Issue [Member] Single Investor [Member]	Jan. 12, 2005 Private Placement [Member] Fourth Issue [Member] Single Investor [Member]	Mar. 31, 2006 Class A Warrant [Member]	Mar. 31, 2006 Class B Warrant [Member]	Nov. 30, 2004 Great Expectations and Associates,Inc [Member]	Nov. 12, 2004 Great Expectations and Associates,Inc [Member] Before Stock Split [Member]	Nov. 12, 2004 Great Expectations and Associates,Inc [Member] After Stock Split [Member]	Aug. 31, 2007 Cornell [Member]	Mar. 31, 2006 Cornell [Member]	Aug. 31, 2007 Moore [Member]	Aug. 24, 2007 Moore [Member]	Oct. 31, 2007 CAMOFI Master LDC [Member] CAMHZN Master LDC [Member]	Oct. 17, 2007 CAMOFI Master LDC [Member] CAMHZN Master LDC [Member]	Oct. 17, 2007 CAMOFI Master LDC [Member] Five Year Warrant [Member] CAMHZN Master LDC [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																																				15,597,723
Stockholders' Equity, Reverse Stock Split																																				200-for-1
Common stock, shares outstanding						287,038,332			250,173,570	198,100,817					250,173,570	287,038,332																					150,520,000	752,600
Issuance of common stock to consultants (in shares)																																				752,600
Stock Issued During Period, Value, New Issues								$ 235,000													$ 2,283,445			$ 7,384,235.1		$ 4,353,000	$ 2,925,000	$ 200,000	$ 128,000			$ 1,100,000											$ 1,996,700
Stock Issued During Period Unit Price Per Share																								$ 0.15			$ 25,000					$ 25,000
Stock Issued During Period, Shares, New Issues																								49,228,334			87,108			3,832,753		87,108											1,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	150,000	87,108					2,666,900								3,832,753		87,108									100,000			3,333,333
Class of Warrant or Right, Exercise Price of Warrants or Rights									0.15						0.15			0.4		0.2													0.4											0.2	0.001
Debt Conversion, Converted Instrument, Amount					618,000							1,000,010	300,000	613,158
Placement Agent Fees																						50,530
Offering Costs											(78,013)	(2,243,535)														329,673
Shares Issued Value Net Of Offering Cost																										4,023,327
Short-term Convertible Promissory Note Conversions			1,500,000	1,500,000																																					4,000,000,000
Debt Conversion, Converted Instrument, Warrants or Options Issued			3,000,000																															4,200,000	300,000
Debt Conversion, Description			The Debentures were convertible at a price equal to the lesser of (i) $0.287 per share ("Fixed Conversion Price"), or (ii) 95% of the lowest volume weighted average price of the Common Stock on the market on which the shares are listed or traded during the 30 trading days immediately preceding the date of conversion ("Market Conversion Price").																						The promissory note and accrued but unpaid interest thereon are convertible at the option of the holder into shares of our common stock upon the closing by the Company of a sale of its equity securities aggregating $3,000,000															Cornell agreed that (i) it would not convert the Debenture or exercise the Warrants if the effect of such conversion or exercise would result in its and its affiliates' holdings of more than 4.9% of the outstanding shares of Common Stock, (ii) neither it nor its affiliates will maintain a short position or effect short sales of the Common Stock while the Debentures are outstanding, and (iii) no more than $300,000 principal amount of the Debenture could be converted at the Market Conversion Price during a calendar month.
Debt Conversion, Converted Instrument, Rate			6.00%
Notes Issued		600,000
Debt Instrument, Interest Rate, Stated Percentage																	12.00%
Capital Contribution																																										400,000
Debt Conversion, Converted Instrument, Shares Issued	768,633																																								2,666,667
Debt Conversion Converted Instrument Warrants Or Options Issued1 Exercise Price																																		$ 0.287	$ 0.3444						$ 0.2
Cash paid for Interest						52,998	63,541		148,392	311,784					681,992	734,990																									7,101,000
Warrants Issued During Period																																											1,000,000
Financial Advisory Fees																			328,000
Adjustment of Warrants Granted for Services																			2,483,333
Debt Instrument, Decrease, Repayments																																							$ 1,700,000
Purchased Warrants Securities Called By Warrants																																							4,500,000
Debt Instrument Redemption Description																																							We paid an aggregate of (i) $2,289,999 to redeem the debentures at the principal amount plus a 20% premium and accrued and unpaid interest, and (ii) $600,000 to repurchase the warrants.

SHAREHOLDERS' EQUITY (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		116 Months Ended	122 Months Ended			6 Months Ended		12 Months Ended				12 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Apr. 30, 2012	Apr. 04, 2011	Nov. 12, 2004	Apr. 30, 2012 Warrant [Member]	Oct. 31, 2011 Warrant [Member] Before Amendment [Member]	Oct. 31, 2011 Series B Preferred Stock [Member]	Apr. 30, 2012 Series B Preferred Stock [Member]	Oct. 31, 2010 Series B Preferred Stock [Member]	Jul. 19, 2010 Series B Preferred Stock [Member]	Oct. 31, 2011 Series B Preferred Stock [Member] Warrant [Member]	Apr. 30, 2012 Minimum [Member]	Oct. 31, 2011 Minimum [Member]	Oct. 31, 2010 Minimum [Member]	Oct. 31, 2011 Minimum [Member] Warrant [Member]	Sep. 28, 2010 Minimum [Member] Warrant [Member]	Oct. 31, 2011 Minimum [Member] Series B Preferred Stock [Member]	Apr. 30, 2012 Maximum [Member]	Oct. 31, 2011 Maximum [Member]	Oct. 31, 2010 Maximum [Member]	Oct. 31, 2011 Maximum [Member] Warrant [Member]	Sep. 28, 2010 Maximum [Member] Warrant [Member]	Oct. 31, 2011 Maximum [Member] Series B Preferred Stock [Member]
Preferred stock, shares authorized	5,000,000		5,000,000		5,000,000	5,000,000	5,000,000	5,000,000								7,500,000
Sale of Stock, Price Per Share														$ 10,000		$ 10,000
Sale Price Of Common Stock In Percentage																75.00%
Common Stock Outstanding Shares In Percentage																9.99%
Stock Issued During Period, Shares, New Issues											25,560,000						40,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					0.15		0.15			0.4	0.15	0.2				0.25		0.15	0.15	0.15	0.17	0.15	0.15	0.17	0.1952	0.287	0.2	0.17	0.16
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate									2.00%							2.00%
Sale of Stock, Number of Shares Issued in Transaction													177
Proceeds from Issuance of Secured Debt													$ 300,000
Net proceeds of issuance of Preferred Stock			0	1,342,672	1,342,672	7,032,827	8,610,499	8,610,499					1,470,000
Proceeds from Issuance or Sale of Equity													1,340,000
Common Stock Issued Upon Exercise of Warrants (in shares)													15,752,903
Class of Warrant or Right, Outstanding	136,941,303		136,941,303		101,000,000		101,000,000	136,941,303					25,560,000
Preferred stock, shares issued													740	740	789
Preferred stock, par value (in dollars per share)	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001					$ 10,000	$ 0.001
Incremental Common Shares Attributable to Written Put Options			45,000,000		49,400,000
Warrants Exercised During Period			2,745,097
Warrants Exercised During Period Value			412,000
Shares Issued For Exchange Of Warrants	6,688,449	4,791,337
Warrants Exchange Fair Value Adjustment	89,000	25,000
Warrants Exchange Fair Value Adjustment Value	$ 1,597,112